Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
PowerShares 1-30 Laddered Treasury Portfolio (Prospectus Summary) | PowerShares 1-30 Laddered Treasury Portfolio | PowerShares 1-30 Laddered Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLW
PowerShares Build America Bond Portfolio (Prospectus Summary) | PowerShares Build America Bond Portfolio | PowerShares Build America Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAB
PowerShares Emerging Markets Sovereign Debt Portfolio (Prospectus Summary) | PowerShares Emerging Markets Sovereign Debt Portfolio | PowerShares Emerging Markets Sovereign Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCY
PowerShares Fundamental High Yield Corporate Bond Portfolio (Prospectus Summary) | PowerShares Fundamental High Yield Corporate Bond Portfolio | PowerShares Fundamental High Yield Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHB
PowerShares Insured California Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured California Municipal Bond Portfolio | PowerShares Insured California Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWZ
PowerShares Insured National Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured National Municipal Bond Portfolio | PowerShares Insured National Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZA
PowerShares Insured New York Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured New York Municipal Bond Portfolio | PowerShares Insured New York Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZT
PowerShares International Corporate Bond Portfolio (Prospectus Summary) | PowerShares International Corporate Bond Portfolio | PowerShares International Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PICB
PowerShares Preferred Portfolio (Prospectus Summary) | PowerShares Preferred Portfolio | PowerShares Preferred Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGX
PowerShares VRDO Tax-Free Weekly Portfolio (Prospectus Summary) | PowerShares VRDO Tax-Free Weekly Portfolio | PowerShares VRDO Tax-Free Weekly Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVI
PowerShares S&P SmallCap Consumer Discretionary Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Consumer Discretionary Portfolio | PowerShares S&P SmallCap Consumer Discretionary Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLYS
PowerShares S&P SmallCap Consumer Staples Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Consumer Staples Portfolio | PowerShares S&P SmallCap Consumer Staples Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLPS
PowerShares S&P SmallCap Energy Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Energy Portfolio | PowerShares S&P SmallCap Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLES
PowerShares S&P SmallCap Financials Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Financials Portfolio | PowerShares S&P SmallCap Financials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLFS
PowerShares S&P SmallCap Health Care Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Health Care Portfolio | PowerShares S&P SmallCap Health Care Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLVS
PowerShares S&P SmallCap Industrials Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Industrials Portfolio | PowerShares S&P SmallCap Industrials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLIS
PowerShares S&P SmallCap Information Technology Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Information Technology Portfolio | PowerShares S&P SmallCap Information Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLKS
PowerShares S&P SmallCap Materials Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Materials Portfolio | PowerShares S&P SmallCap Materials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLBS
PowerShares S&P SmallCap Utilities Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Utilities Portfolio | PowerShares S&P SmallCap Utilities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLUS
PowerShares DWA Developed Markets Technical Leaders Portfolio (Prospectus Summary) | PowerShares DWA Developed Markets Technical Leaders Portfolio | PowerShares DWA Developed Markets Technical Leaders Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIZ
PowerShares DWA Emerging Markets Technical Leaders Portfolio (Prospectus Summary) | PowerShares DWA Emerging Markets Technical Leaders Portfolio | PowerShares DWA Emerging Markets Technical Leaders Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIE
Powershares Dynamic Developed International Opportunities Portfolio (Prospectus Summary) | Powershares Dynamic Developed International Opportunities Portfolio | Powershares Dynamic Developed International Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFA
PowerShares Emerging Markets Infrastructure Portfolio (Prospectus Summary) | PowerShares Emerging Markets Infrastructure Portfolio | PowerShares Emerging Markets Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXR
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio (Prospectus Summary) | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAF
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio (Prospectus Summary) | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXF
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (Prospectus Summary) | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDN
Powershares FTSE RAFI Emerging Markets Portfolio (Prospectus Summary) | Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXH
PowerShares Global Agriculture Portfolio (Prospectus Summary) | PowerShares Global Agriculture Portfolio | PowerShares Global Agriculture Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAGG
Powershares Global Clean Energy Portfolio (Prospectus Summary) | Powershares Global Clean Energy Portfolio | Powershares Global Clean Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBD
PowerShares Global Coal Portfolio (Prospectus Summary) | PowerShares Global Coal Portfolio | PowerShares Global Coal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKOL
PowerShares Global Gold and Precious Metals Portfolio (Prospectus Summary) | PowerShares Global Gold and Precious Metals Portfolio | PowerShares Global Gold and Precious Metals Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAU
PowerShares Global Nuclear Energy Portfolio (Prospectus Summary) | PowerShares Global Nuclear Energy Portfolio | PowerShares Global Nuclear Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKN
PowerShares Global Steel Portfolio (Prospectus Summary) | PowerShares Global Steel Portfolio | PowerShares Global Steel Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTL
Powershares Global Water Portfolio (Prospectus Summary) | Powershares Global Water Portfolio | Powershares Global Water Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIO
PowerShares Global Wind Energy Portfolio (Prospectus Summary) | PowerShares Global Wind Energy Portfolio | PowerShares Global Wind Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWND
PowerShares MENA Frontier Countries Portfolio (Prospectus Summary) | PowerShares MENA Frontier Countries Portfolio | PowerShares MENA Frontier Countries Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMNA
PowerShares Ibbotson Alternative Completion Portfolio (Prospectus Summary) | PowerShares Ibbotson Alternative Completion Portfolio | PowerShares Ibbotson Alternative Completion Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTO
PowerShares Riverfront Tactical Balanced Growth Portfolio (Prospectus Summary) | PowerShares Riverfront Tactical Balanced Growth Portfolio | PowerShares Riverfront Tactical Balanced Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAO
PowerShares Riverfront Tactical Growth & Income Portfolio (Prospectus Summary) | PowerShares Riverfront Tactical Growth & Income Portfolio | PowerShares Riverfront Tactical Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCA
PowerShares CEF Income Composite Portfolio (Prospectus Summary) | PowerShares CEF Income Composite Portfolio | PowerShares CEF Income Composite Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCEF

PowerShares 1-30 Laddered Treasury Portfolio (Prospectus Summary) | PowerShares 1-30 Laddered Treasury Portfolio
PowerShares 1-30 Laddered Treasury Portfolio
Investment Objective
The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the Ryan/Mergent 1-30 Year
Treasury Laddered Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares 1-30 Laddered Treasury Portfolio
Management Fees (unitary management fee)	0.25%
Other Expenses	none
Total Annual Fund Operating Expenses	0.25%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares 1-30 Laddered Treasury Portfolio	26	80	141	318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in U.S. Treasury securities. The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is a benchmark index that measures potential returns of a theoretical portfolio of
U.S. Treasury securities with a yield curve based upon 30 distinct annual maturities. The Underlying Index seeks to maintain a continuous maturity laddered portfolio of securities, meaning that securities holdings are scheduled to mature in a proportional, annual sequential pattern. However, if securities with a desired maturity date are not available, a six-month deviation is allowed. Only Treasury auctioned issues with fixed coupon rates that are non-callable are selected. Treasury inflation-protected securities, bills or zero-coupon securities are not permitted investments. Securities included in the
Underlying Index are selected by Mergent, Inc., ALM Research Solutions, LLC
("ALM") and Ryan Holdings, LLC ("Ryan") (collectively, "Ryan/Mergent" or the
"Index Provider"). As of December 31, 2010, the Underlying Index included 26 securities. The Fund generally invests in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                  Worst Quarter
16.35% (4th Quarter 2008)       6.16% (2nd Quarter 2009)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares 1-30 Laddered Treasury Portfolio	Return Before Taxes	8.37%	7.00%	Oct 11, 2007
PowerShares 1-30 Laddered Treasury Portfolio After Taxes on Distributions	Return After Taxes on Distributions	7.09%	5.65%	Oct 11, 2007
PowerShares 1-30 Laddered Treasury Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.43%	5.20%	Oct 11, 2007
PowerShares 1-30 Laddered Treasury Portfolio Barclays Capital U.S. Treasury Index	Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	5.87%	5.97%	Oct 11, 2007
PowerShares 1-30 Laddered Treasury Portfolio Ryan/Mergent 1-30 Year Treasury Laddered Index	Ryan/Mergent 1-30 Year Treasury Laddered Index (reflects no deduction for fees, expenses or taxes)	8.73%	7.35%	Oct 11, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares 1-30 Laddered Treasury Portfolio (Prospectus Summary) | PowerShares 1-30 Laddered Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares 1-30 Laddered Treasury Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the Ryan/Mergent 1-30 Year
Treasury Laddered Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in U.S. Treasury securities. The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is a benchmark index that measures potential returns of a theoretical portfolio of
U.S. Treasury securities with a yield curve based upon 30 distinct annual maturities. The Underlying Index seeks to maintain a continuous maturity laddered portfolio of securities, meaning that securities holdings are scheduled to mature in a proportional, annual sequential pattern. However, if securities with a desired maturity date are not available, a six-month deviation is allowed. Only Treasury auctioned issues with fixed coupon rates that are non-callable are selected. Treasury inflation-protected securities, bills or zero-coupon securities are not permitted investments. Securities included in the
Underlying Index are selected by Mergent, Inc., ALM Research Solutions, LLC
("ALM") and Ryan Holdings, LLC ("Ryan") (collectively, "Ryan/Mergent" or the
"Index Provider"). As of December 31, 2010, the Underlying Index included 26 securities. The Fund generally invests in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                  Worst Quarter
16.35% (4th Quarter 2008)       6.16% (2nd Quarter 2009)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares 1-30 Laddered Treasury Portfolio (Prospectus Summary) | PowerShares 1-30 Laddered Treasury Portfolio | PowerShares 1-30 Laddered Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	6.16%
PowerShares 1-30 Laddered Treasury Portfolio | Barclays Capital U.S. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares 1-30 Laddered Treasury Portfolio | Ryan/Mergent 1-30 Year Treasury Laddered Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Ryan/Mergent 1-30 Year Treasury Laddered Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares 1-30 Laddered Treasury Portfolio | PowerShares 1-30 Laddered Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	318
Annual Return 2008	rr_AnnualReturn2008	21.87%
Annual Return 2009	rr_AnnualReturn2009	(10.95%)
Annual Return 2010	rr_AnnualReturn2010	8.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares 1-30 Laddered Treasury Portfolio | PowerShares 1-30 Laddered Treasury Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares 1-30 Laddered Treasury Portfolio | PowerShares 1-30 Laddered Treasury Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007

PowerShares Build America Bond Portfolio (Prospectus Summary) | PowerShares Build America Bond Portfolio
PowerShares Build America Bond Portfolio
Investment Objective
The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called The BofA Merrill Lynch Build
America Bond Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Build America Bond Portfolio
Management Fees (unitary management fee)		0.35%
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.36%
Fee Waiver	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	0.29%
[1]	"Acquired Fund Fees and Expenses" sets forth the Fund's pro rata portion of the cumulative expenses charged by the money market fund in which the Fund invests. These expenses are based on the total expense ratio of the money market fund in which the Fund invests disclosed in that money market fund's most recent shareholder report. Since Acquired Fund Fees and Expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements with the result that the information presented in the table will differ from that presented in the Fund's financial highlights.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive 0.07% of its unitary management fee until April 20, 2012. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees to the level specified in the fee table. The costs under the three-, five- and ten-year examples reflect this waiver for only the first year.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Build America Bond Portfolio	30	108	194	448

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in taxable municipal securities eligible to participate in the Build America Bond program created under the American Recovery and Reinvestment Act of 2009 (the "Act") or
other legislation providing for the issuance of taxable municipal securities on which the issuer receives federal support of the interest paid ("Build America
Bonds"). The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is designed to track the performance of U.S. dollar-denominated investment grade taxable municipal debt publicly issued under the Build America Bond program by U.S. states and territories, and their political subdivisions, in the U.S. market. Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal and state income tax. Under the terms of the Act, issuers of "direct pay" Build America Bonds (i.e., taxable municipal bonds issued to provide funds for qualified capital expenditures) are entitled to receive payments from the
U.S. Treasury over the life of the bond equal to 35% (or 45% in the case of
Recovery Zone Economic Development Bonds) of the interest paid. For example, if a Build America Bond is issued with a taxable coupon of 10%, the issuer would receive a payment from the U.S. Treasury equaling 3.5% (or 4.5% in the case of
Recovery Zone Economic Development Bonds). The federal interest subsidy continues for the life of the bonds. The Underlying Index does not include bonds that, under the Build America Bond program, are eligible for tax credits. Build
America Bonds offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through the issuance of tax-free municipal bonds.

Because Congress did not extend the Build America Bond program, issuance of
Build America Bonds ceased on December 31, 2010. The Build America Bonds outstanding at that time will continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program will be eligible for the federal tax subsidy. The Adviser will monitor the Fund's holdings and may propose changes to the Fund's investment strategies that it believes are in the best interests of the Fund and its shareholders, including changing the Fund's investment strategy to invest in an index composed of taxable municipal securities.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. As of December 31, 2010 the Fund expected to hold approximately 300 to 500 securities out of the 10,470 securities in the
Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Risk of Limited Issuance. There can be no assurance that Build America Bonds will be actively traded. Furthermore, the ability of municipalities to issue
Build America Bonds expired on December 31, 2010. As a result, the number of
Build America Bonds available in the market is limited, which may negatively affect the value of the Build America Bonds.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation
Units in-kind. The Fund does not purchase all of the securities in the
Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in net asset value ("NAV") than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Year

       Best Quarter                  Worst Quarter
6.06% (2nd Quarter 2010)     (5.15)% (4th Quarter 2010)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to
investors who hold Shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Build America Bond Portfolio	Return Before Taxes	9.31%	5.93%	Nov 17, 2009
PowerShares Build America Bond Portfolio After Taxes on Distributions	Return After Taxes on Distributions	9.31%	5.93%	Nov 17, 2009
PowerShares Build America Bond Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.24%	5.86%	Nov 17, 2009
PowerShares Build America Bond Portfolio BofA Merrill Lynch 15+ Year U.S. Treasury Index	BofA Merrill Lynch 15+ Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	9.57%	2.67%	Nov 17, 2009
PowerShares Build America Bond Portfolio BofA Merrill Lynch U.S. Corporate Index	BofA Merrill Lynch U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)	9.52%	7.75%	Nov 17, 2009
PowerShares Build America Bond Portfolio BofA Merrill Lynch Build America Bond Index	BofA Merrill Lynch Build America Bond Index (reflects no deduction for fees, expenses or taxes)	8.47%	4.03%	Nov 17, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Build America Bond Portfolio (Prospectus Summary) | PowerShares Build America Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Build America Bond Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called The BofA Merrill Lynch Build
America Bond Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees to the level specified in the fee table. The costs under the three-, five- and ten-year examples reflect this waiver for only the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in taxable municipal securities eligible to participate in the Build America Bond program created under the American Recovery and Reinvestment Act of 2009 (the "Act") or
other legislation providing for the issuance of taxable municipal securities on which the issuer receives federal support of the interest paid ("Build America
Bonds"). The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is designed to track the performance of U.S. dollar-denominated investment grade taxable municipal debt publicly issued under the Build America Bond program by U.S. states and territories, and their political subdivisions, in the U.S. market. Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal and state income tax. Under the terms of the Act, issuers of "direct pay" Build America Bonds (i.e., taxable municipal bonds issued to provide funds for qualified capital expenditures) are entitled to receive payments from the
U.S. Treasury over the life of the bond equal to 35% (or 45% in the case of
Recovery Zone Economic Development Bonds) of the interest paid. For example, if a Build America Bond is issued with a taxable coupon of 10%, the issuer would receive a payment from the U.S. Treasury equaling 3.5% (or 4.5% in the case of
Recovery Zone Economic Development Bonds). The federal interest subsidy continues for the life of the bonds. The Underlying Index does not include bonds that, under the Build America Bond program, are eligible for tax credits. Build
America Bonds offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through the issuance of tax-free municipal bonds.

Because Congress did not extend the Build America Bond program, issuance of
Build America Bonds ceased on December 31, 2010. The Build America Bonds outstanding at that time will continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program will be eligible for the federal tax subsidy. The Adviser will monitor the Fund's holdings and may propose changes to the Fund's investment strategies that it believes are in the best interests of the Fund and its shareholders, including changing the Fund's investment strategy to invest in an index composed of taxable municipal securities.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. As of December 31, 2010 the Fund expected to hold approximately 300 to 500 securities out of the 10,470 securities in the
Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Risk of Limited Issuance. There can be no assurance that Build America Bonds will be actively traded. Furthermore, the ability of municipalities to issue
Build America Bonds expired on December 31, 2010. As a result, the number of
Build America Bonds available in the market is limited, which may negatively affect the value of the Build America Bonds.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation
Units in-kind. The Fund does not purchase all of the securities in the
Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in net asset value ("NAV") than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
       Best Quarter                  Worst Quarter
6.06% (2nd Quarter 2010)     (5.15)% (4th Quarter 2010)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to
investors who hold Shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Build America Bond Portfolio (Prospectus Summary) | PowerShares Build America Bond Portfolio | PowerShares Build America Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-20
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.15%)
PowerShares Build America Bond Portfolio | BofA Merrill Lynch 15+ Year U.S. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 15+ Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2009
PowerShares Build America Bond Portfolio | BofA Merrill Lynch U.S. Corporate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2009
PowerShares Build America Bond Portfolio | BofA Merrill Lynch Build America Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch Build America Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2009
PowerShares Build America Bond Portfolio | PowerShares Build America Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.29%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	108
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	194
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	448
Annual Return 2010	rr_AnnualReturn2010	9.31%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2009
PowerShares Build America Bond Portfolio | PowerShares Build America Bond Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2009
PowerShares Build America Bond Portfolio | PowerShares Build America Bond Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2009

[1]	"Acquired Fund Fees and Expenses" sets forth the Fund's pro rata portion of the cumulative expenses charged by the money market fund in which the Fund invests. These expenses are based on the total expense ratio of the money market fund in which the Fund invests disclosed in that money market fund's most recent shareholder report. Since Acquired Fund Fees and Expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements with the result that the information presented in the table will differ from that presented in the Fund's financial highlights.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive 0.07% of its unitary management fee until April 20, 2012. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

PowerShares Emerging Markets Sovereign Debt Portfolio (Prospectus Summary) | PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
Investment Objective
The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the DB Emerging Market USD
Liquid Balanced Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Emerging Markets Sovereign Debt Portfolio
Management Fees (unitary management fee)	0.50%
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Emerging Markets Sovereign Debt Portfolio	51	160	280	628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in emerging markets U.S. dollar-denominated government bonds. The Fund will invest at least
80% of its total assets in the securities that comprise the Underlying Index.
The Underlying Index is an index that measures potential returns of a theoretical portfolio of liquid emerging market U.S. dollar-denominated government bonds. Deutsche Bank Securities Inc. ("DB" or the "Index Provider")
selects one to three securities from each of the emerging market countries set forth below that a) are denominated in U.S. dollars, b) are sovereign bonds, c)
have more than three years to maturity and d) have an outstanding float of at least  $500 million. As of December 31, 2010, the Underlying Index included 57 bonds issued by the governments of Bulgaria, Brazil, Columbia, El Salvador,
Hungary, Indonesia, Korea, Lithuania, Mexico, Panama, Peru, Philippines,
Pakistan, Poland, Qatar, Russia, South Africa, Turkey, Ukraine, Uruguay, Vietnam
and Venezuela. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Sovereign Debt Risk. Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole;
or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the
Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited.

Emerging Markets Sovereign Debt Risk. Government obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Global Bonds Risk. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk.
Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's
inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

Best Quarter                    Worst Quarter
13.16% (2nd Quarter 2009)       (8.74)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Emerging Markets Sovereign Debt Portfolio	Return Before Taxes	11.74%	7.91%	Oct 11, 2007
PowerShares Emerging Markets Sovereign Debt Portfolio After Taxes on Distributions	Return After Taxes on Distributions	9.44%	5.56%	Oct 11, 2007
PowerShares Emerging Markets Sovereign Debt Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.58%	5.33%	Oct 11, 2007
PowerShares Emerging Markets Sovereign Debt Portfolio JP Morgan Emerging Markets Bond Global Index	JP Morgan Emerging Markets Bond Global Index (reflects no deduction for fees, expenses or taxes)	12.04%	8.74%	Oct 11, 2007
PowerShares Emerging Markets Sovereign Debt Portfolio Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.40%	Oct 11, 2007
PowerShares Emerging Markets Sovereign Debt Portfolio DB Emerging Market USD Liquid Balanced Index	DB Emerging Market USD Liquid Balanced Index (reflects no deduction for fees, expenses or taxes)	13.49%	9.46%	Oct 11, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Emerging Markets Sovereign Debt Portfolio (Prospectus Summary) | PowerShares Emerging Markets Sovereign Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Emerging Markets Sovereign Debt Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the DB Emerging Market USD
Liquid Balanced Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in emerging markets U.S. dollar-denominated government bonds. The Fund will invest at least
80% of its total assets in the securities that comprise the Underlying Index.
The Underlying Index is an index that measures potential returns of a theoretical portfolio of liquid emerging market U.S. dollar-denominated government bonds. Deutsche Bank Securities Inc. ("DB" or the "Index Provider")
selects one to three securities from each of the emerging market countries set forth below that a) are denominated in U.S. dollars, b) are sovereign bonds, c)
have more than three years to maturity and d) have an outstanding float of at least  $500 million. As of December 31, 2010, the Underlying Index included 57 bonds issued by the governments of Bulgaria, Brazil, Columbia, El Salvador,
Hungary, Indonesia, Korea, Lithuania, Mexico, Panama, Peru, Philippines,
Pakistan, Poland, Qatar, Russia, South Africa, Turkey, Ukraine, Uruguay, Vietnam
and Venezuela. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Sovereign Debt Risk. Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole;
or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the
Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited.

Emerging Markets Sovereign Debt Risk. Government obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Global Bonds Risk. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk.
Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's
inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter                    Worst Quarter
13.16% (2nd Quarter 2009)       (8.74)% (4th Quarter 2008)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Emerging Markets Sovereign Debt Portfolio (Prospectus Summary) | PowerShares Emerging Markets Sovereign Debt Portfolio | PowerShares Emerging Markets Sovereign Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.74%)
PowerShares Emerging Markets Sovereign Debt Portfolio | JP Morgan Emerging Markets Bond Global Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	JP Morgan Emerging Markets Bond Global Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Emerging Markets Sovereign Debt Portfolio | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Emerging Markets Sovereign Debt Portfolio | DB Emerging Market USD Liquid Balanced Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	DB Emerging Market USD Liquid Balanced Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Emerging Markets Sovereign Debt Portfolio | PowerShares Emerging Markets Sovereign Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2008	rr_AnnualReturn2008	(14.72%)
Annual Return 2009	rr_AnnualReturn2009	33.30%
Annual Return 2010	rr_AnnualReturn2010	11.74%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Emerging Markets Sovereign Debt Portfolio | PowerShares Emerging Markets Sovereign Debt Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Emerging Markets Sovereign Debt Portfolio | PowerShares Emerging Markets Sovereign Debt Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007

PowerShares Fundamental High Yield Corporate Bond Portfolio (Prospectus Summary) | PowerShares Fundamental High Yield Corporate Bond Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of an index called the RAFI® High Yield Bond
Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Fundamental High Yield Corporate Bond Portfolio
Management Fees (unitary management fee)	0.50%
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental High Yield Corporate Bond Portfolio	51	160	280	628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in high yield corporate bonds. The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index measures potential returns of a theoretical portfolio of high yield corporate bonds that must be rated Ba1/BB+ or lower by either Moody's Investors Service, Inc.
("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
("S&P"), but not below B3/B- by either Moody's or S&P. The Underlying Index is comprised of U.S. dollar-denominated bonds registered for sale in the United
States whose issuers are public companies listed on major U.S. stock exchanges.
Only securities with greater than one year to maturity qualify for inclusion in the Underlying Index. Based on the Fundamental Index® methodology developed by
Research Affiliates, LLC ("Research Affiliates®" or the "Index Provider"), the
Underlying Index is compiled and calculated by Ryan ALM, Inc. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation
differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

 Best Quarter                    Worst Quarter
14.36% (2nd Quarter 2009)       (21.43)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Prior to August 2, 2010, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Wells Fargo® High Yield Bond Index." The data in the chart below labeled as "Blended" is comprised of the performance of the prior index that the Fund sought to replicate from the time of the Fund's inception through August 1, 2010, and the performance of the Underlying Index from August 2, 2010 through December 31, 2010.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Fundamental High Yield Corporate Bond Portfolio	Return Before Taxes	9.70%	(0.74%)	Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio After Taxes on Distributions	Return After Taxes on Distributions	6.78%	(3.81%)	Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	6.20%	(2.47%)	Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio Barclays Capital U.S. Corporate High Yield Index	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	15.12%	9.12%	Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio Blended - RAFI High Yield Bond Index	Blended - RAFI® High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	11.73%	3.05%	Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio RAFI High Yield Bond Index	RAFI® High Yield Bond Index (reflects no deduction for fees, expenses or taxes)			Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(7.01%)	Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio Wells Fargo High Yield Bond Index	Wells Fargo® High Yield Bond Index (reflects no deduction for fees, expenses or taxes)			Nov 15, 2007

Because the Fund invests primarily in fixed income, rather than equity securities, the Barclays Capital U.S. Corporate High Yield Index will be used in lieu of the S&P 500® Index for comparative purposes going forward as this represents a more appropriate market index for the Fund. "1 Year" and "Since
Inception" performance for the Wells Fargo® High Yield Bond Index and RAFI® High
Yield Bond Index is not available because the Wells Fargo® High Yield Bond Index ceased calculation and publication as of August 1, 2010 and the RAFI® High Yield
Bond Index did not commence calculation and publication until August 2, 2010.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Fundamental High Yield Corporate Bond Portfolio (Prospectus Summary) | PowerShares Fundamental High Yield Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental High Yield® Corporate Bond Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of an index called the RAFI® High Yield Bond
Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in high yield corporate bonds. The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index measures potential returns of a theoretical portfolio of high yield corporate bonds that must be rated Ba1/BB+ or lower by either Moody's Investors Service, Inc.
("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
("S&P"), but not below B3/B- by either Moody's or S&P. The Underlying Index is comprised of U.S. dollar-denominated bonds registered for sale in the United
States whose issuers are public companies listed on major U.S. stock exchanges.
Only securities with greater than one year to maturity qualify for inclusion in the Underlying Index. Based on the Fundamental Index® methodology developed by
Research Affiliates, LLC ("Research Affiliates®" or the "Index Provider"), the
Underlying Index is compiled and calculated by Ryan ALM, Inc. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation
differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
 Best Quarter                    Worst Quarter
14.36% (2nd Quarter 2009)       (21.43)% (4th Quarter 2008)

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Because the Fund invests primarily in fixed income, rather than equity securities, the Barclays Capital U.S. Corporate High Yield Index will be used in lieu of the S&P 500® Index for comparative purposes going forward as this represents a more appropriate market index for the Fund. "1 Year" and "Since Inception" performance for the Wells Fargo® High Yield Bond Index and RAFI® High Yield Bond Index is not available because the Wells Fargo® High Yield Bond Index ceased calculation and publication as of August 1, 2010 and the RAFI® High Yield Bond Index did not commence calculation and publication until August 2, 2010.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Prior to August 2, 2010, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Wells Fargo® High Yield Bond Index." The data in the chart below labeled as "Blended" is comprised of the performance of the prior index that the Fund sought to replicate from the time of the Fund's inception through August 1, 2010, and the performance of the Underlying Index from August 2, 2010 through December 31, 2010.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Because the Fund invests primarily in fixed income, rather than equity securities, the Barclays Capital U.S. Corporate High Yield Index will be used in lieu of the S&P 500® Index for comparative purposes going forward as this represents a more appropriate market index for the Fund. "1 Year" and "Since
Inception" performance for the Wells Fargo® High Yield Bond Index and RAFI® High
Yield Bond Index is not available because the Wells Fargo® High Yield Bond Index ceased calculation and publication as of August 1, 2010 and the RAFI® High Yield
Bond Index did not commence calculation and publication until August 2, 2010.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Fundamental High Yield Corporate Bond Portfolio (Prospectus Summary) | PowerShares Fundamental High Yield Corporate Bond Portfolio | PowerShares Fundamental High Yield Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.43%)
PowerShares Fundamental High Yield Corporate Bond Portfolio | PowerShares Fundamental High Yield Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2008	rr_AnnualReturn2008	(33.38%)
Annual Return 2009	rr_AnnualReturn2009	32.95%
Annual Return 2010	rr_AnnualReturn2010	9.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.74%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio | PowerShares Fundamental High Yield Corporate Bond Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.81%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio | PowerShares Fundamental High Yield Corporate Bond Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.47%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio | PowerShares Fundamental High Yield Corporate Bond Portfolio | Barclays Capital U.S. Corporate High Yield Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio | PowerShares Fundamental High Yield Corporate Bond Portfolio | Blended - RAFI High Yield Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended - RAFI® High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio | PowerShares Fundamental High Yield Corporate Bond Portfolio | RAFI High Yield Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RAFI® High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio | PowerShares Fundamental High Yield Corporate Bond Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.01%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares Fundamental High Yield Corporate Bond Portfolio | PowerShares Fundamental High Yield Corporate Bond Portfolio | Wells Fargo High Yield Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Wells Fargo® High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007

PowerShares Insured California Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the securities index called The
BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities
Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Insured California Municipal Bond Portfolio
Management Fees (unitary management fee)		0.35%
Other Expenses		none
Total Annual Fund Operating Expenses		0.35%
Fee Waiver	[1]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.28%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive 0.07% of its unitary management fee until April 20, 2012. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees to the level specified in the fee table. The costs under the three-, five- and ten-year examples reflect this waiver for only the first year.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Insured California Municipal Bond Portfolio	29	104	188	435

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in insured municipal securities that are exempt from federal income tax and California state income tax. The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund's investment policy of normally investing at least 80% of its total assets in insured municipal securities is fundamental and may not be changed without shareholder approval.

The Underlying Index is designed to track the performance of U.S.
dollar-denominated, investment grade, tax-exempt debt publicly issued by
California or Puerto Rico, or their political subdivisions, in the U.S. domestic market and included 424 bonds as of December 31, 2010. Qualifying securities must have at least 15 years remaining term to final maturity.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. As of December 31, 2010, the Fund expected to hold approximately 50 to 100 bonds out of the 424 bonds in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. If the Internal
Revenue Service ("IRS") determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

California Municipal Securities Risk. Because the Fund invests a substantial portion of its assets in California municipal securities, the Fund will have greater exposure to negative political, economic and statutory factors within the State of California than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the
California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of
California issuers to pay principal and/or interest on their obligations.

The deterioration of California's fiscal situation as a result of the recent economic downturn increases the risk of investing in California municipal securities, including
the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities, and the Fund's net asset value, will experience greater volatility. In addition, further downgrades of California's general obligation bond rating could result in a reduction in the market value of the California municipal securities held by the Fund, which could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

Puerto Rican Municipal Securities Risk. Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of the Fund's holdings in Puerto Rican municipal obligations. The Puerto
Rican economy is reliant on manufacturing, services and tourism and its economy and financial operations parallel the economic cycles of the United States.
Current economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico.

Municipal Insurance Risk. A substantial portion of the municipal securities held by the Fund may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i)
repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Geographic Concentration Risk. The Fund will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in California and Puerto Rico.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation
Units principally in-kind. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Tax Risk. There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
11.03% (3rd Quarter 2009)       (7.17)% (4th Quarter 2010)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Insured California Municipal Bond Portfolio	Return Before Taxes	0.26%	1.47%	Oct 11, 2007
PowerShares Insured California Municipal Bond Portfolio After Taxes on Distributions	Return After Taxes on Distributions	0.26%	1.47%	Oct 11, 2007
PowerShares Insured California Municipal Bond Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.79%	1.93%	Oct 11, 2007
PowerShares Insured California Municipal Bond Portfolio Barclays Capital Municipal Insured Bond Index	Barclays Capital Municipal Insured Bond Index (reflects no deduction for fees, expenses or taxes)	0.08%	3.15%	Oct 11, 2007
PowerShares Insured California Municipal Bond Portfolio The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index	The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	0.32%	2.06%	Oct 11, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Insured California Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured California Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Insured California Municipal Bond Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the securities index called The
BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities
Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees to the level specified in the fee table. The costs under the three-, five- and ten-year examples reflect this waiver for only the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in insured municipal securities that are exempt from federal income tax and California state income tax. The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund's investment policy of normally investing at least 80% of its total assets in insured municipal securities is fundamental and may not be changed without shareholder approval.

The Underlying Index is designed to track the performance of U.S.
dollar-denominated, investment grade, tax-exempt debt publicly issued by
California or Puerto Rico, or their political subdivisions, in the U.S. domestic market and included 424 bonds as of December 31, 2010. Qualifying securities must have at least 15 years remaining term to final maturity.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. As of December 31, 2010, the Fund expected to hold approximately 50 to 100 bonds out of the 424 bonds in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. If the Internal
Revenue Service ("IRS") determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

California Municipal Securities Risk. Because the Fund invests a substantial portion of its assets in California municipal securities, the Fund will have greater exposure to negative political, economic and statutory factors within the State of California than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the
California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of
California issuers to pay principal and/or interest on their obligations.

The deterioration of California's fiscal situation as a result of the recent economic downturn increases the risk of investing in California municipal securities, including
the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities, and the Fund's net asset value, will experience greater volatility. In addition, further downgrades of California's general obligation bond rating could result in a reduction in the market value of the California municipal securities held by the Fund, which could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

Puerto Rican Municipal Securities Risk. Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of the Fund's holdings in Puerto Rican municipal obligations. The Puerto
Rican economy is reliant on manufacturing, services and tourism and its economy and financial operations parallel the economic cycles of the United States.
Current economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico.

Municipal Insurance Risk. A substantial portion of the municipal securities held by the Fund may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i)
repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Geographic Concentration Risk. The Fund will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in California and Puerto Rico.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation
Units principally in-kind. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Tax Risk. There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
11.03% (3rd Quarter 2009)       (7.17)% (4th Quarter 2010)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Insured California Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured California Municipal Bond Portfolio | PowerShares Insured California Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-20
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.17%)
PowerShares Insured California Municipal Bond Portfolio | Barclays Capital Municipal Insured Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Insured Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Insured California Municipal Bond Portfolio | The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Insured California Municipal Bond Portfolio | PowerShares Insured California Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.28%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	29
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	104
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	188
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	435
Annual Return 2008	rr_AnnualReturn2008	(10.09%)
Annual Return 2009	rr_AnnualReturn2009	15.58%
Annual Return 2010	rr_AnnualReturn2010	0.26%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Insured California Municipal Bond Portfolio | PowerShares Insured California Municipal Bond Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Insured California Municipal Bond Portfolio | PowerShares Insured California Municipal Bond Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive 0.07% of its unitary management fee until April 20, 2012. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

PowerShares Insured National Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the securities index called The
BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities
Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Insured National Municipal Bond Portfolio
Management Fees (unitary management fee)		0.35%
Other Expenses		none
Total Annual Fund Operating Expenses		0.35%
Fee Waiver	[1]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.28%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive 0.07% of its unitary management fee until April 20, 2012. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees to the level specified in the fee table. The costs under the three-, five- and ten-year examples reflect this waiver for only the first year.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Insured National Municipal Bond Portfolio	29	104	188	435

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in insured municipal securities that are exempt from federal income tax. The Fund will invest at least 80% of its total assets in the securities that comprise the
Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund's investment policy normally to invest at least 80% of its total assets in insured municipal securities is fundamental and may not be changed without shareholder approval.

The Underlying Index is designed to track the performance of U.S.
dollar-denominated investment grade insured tax-exempt debt publicly issued by a
U.S. state, or its political subdivision, in the U.S. domestic market and, as of
December 31, 2010 included approximately 1,906 bonds. Qualifying securities must have at least 15 years remaining term to final maturity.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. As of December 31, 2010, the Fund expected to hold approximately 150 to 250 out of the 1,906 bonds in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Municipal Insurance Risk. A substantial portion of the municipal securities held by the Fund may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i)
repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call
were exercised by the issuer during a period of declining interest rates, the
Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation
Units principally in-kind. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Tax Risk. There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
10.32% (3rd Quarter 2009)       (7.76)% (3rd Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Insured National Municipal Bond Portfolio	Return Before Taxes	0.20%	1.75%	Oct 11, 2007
PowerShares Insured National Municipal Bond Portfolio After Taxes on Distributions	Return After Taxes on Distributions	0.20%	1.75%	Oct 11, 2007
PowerShares Insured National Municipal Bond Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.80%	2.19%	Oct 11, 2007
PowerShares Insured National Municipal Bond Portfolio Barclays Capital Municipal Long 20 Year Index	Barclays Capital Municipal Long 20 Year Index (reflects no deduction for fees, expenses or taxes)	0.08%	3.15%	Oct 11, 2007
PowerShares Insured National Municipal Bond Portfolio The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index	The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	0.29%	2.57%	Oct 11, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Insured National Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured National Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Insured National Municipal Bond Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the securities index called The
BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities
Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees to the level specified in the fee table. The costs under the three-, five- and ten-year examples reflect this waiver for only the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in insured municipal securities that are exempt from federal income tax. The Fund will invest at least 80% of its total assets in the securities that comprise the
Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund's investment policy normally to invest at least 80% of its total assets in insured municipal securities is fundamental and may not be changed without shareholder approval.

The Underlying Index is designed to track the performance of U.S.
dollar-denominated investment grade insured tax-exempt debt publicly issued by a
U.S. state, or its political subdivision, in the U.S. domestic market and, as of
December 31, 2010 included approximately 1,906 bonds. Qualifying securities must have at least 15 years remaining term to final maturity.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. As of December 31, 2010, the Fund expected to hold approximately 150 to 250 out of the 1,906 bonds in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Municipal Insurance Risk. A substantial portion of the municipal securities held by the Fund may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i)
repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call
were exercised by the issuer during a period of declining interest rates, the
Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation
Units principally in-kind. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Tax Risk. There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
10.32% (3rd Quarter 2009)       (7.76)% (3rd Quarter 2008)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Insured National Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured National Municipal Bond Portfolio | PowerShares Insured National Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-20
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.76%)
PowerShares Insured National Municipal Bond Portfolio | Barclays Capital Municipal Long 20 Year Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Long 20 Year Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Insured National Municipal Bond Portfolio | The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Insured National Municipal Bond Portfolio | PowerShares Insured National Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.28%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	29
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	104
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	188
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	435
Annual Return 2008	rr_AnnualReturn2008	(11.67%)
Annual Return 2009	rr_AnnualReturn2009	18.13%
Annual Return 2010	rr_AnnualReturn2010	0.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Insured National Municipal Bond Portfolio | PowerShares Insured National Municipal Bond Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Insured National Municipal Bond Portfolio | PowerShares Insured National Municipal Bond Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive 0.07% of its unitary management fee until April 20, 2012. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

PowerShares Insured New York Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured New York Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the securities index called The
BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities
Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Insured New York Municipal Bond Portfolio
Management Fees (unitary management fee)		0.35%
Other Expenses		none
Total Annual Fund Operating Expenses		0.35%
Fee Waiver	[1]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.28%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive 0.07% of its unitary management fee until April 20, 2012. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees to the level specified in the fee table. The costs under the three-, five- and ten-year examples reflect this waiver for only the first year.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Insured New York Municipal Bond Portfolio	29	104	188	435

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in insured municipal securities that are exempt from federal income tax, New York State income tax and New York City income tax. The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund's investment policy normally to invest at least 80% of its total assets in insured municipal securities is fundamental and may not be changed without shareholder approval.

The Underlying Index is designed to track the performance of U.S.
dollar-denominated, investment grade, tax-exempt debt publicly issued by New
York or Puerto Rico, or their political subdivisions, in the U.S. domestic market and, as of December 31, 2010, included approximately 182 bonds.
Qualifying securities must have at least 15 years remaining term to final maturity.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. As of December 31, 2010, the Fund expected to hold approximately 40 to 60 bonds of the 182 bonds in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

New York Municipal Securities Risk. Because the Fund invests a substantial portion of its assets in New York municipal securities, the Fund will have greater exposure to negative political, economic, regulatory or other factors within the State of New York, including the financial condition of its public authorities and political subdivisions, than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of
New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain
New York issuers to pay principal or interest on their obligations.

Puerto Rican Municipal Securities Risk. Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of the Fund's holdings in Puerto Rican municipal obligations. The Puerto
Rican economy is reliant on manufacturing, services and tourism and its economy and financial operations parallel the economic cycles of the United States.
Current economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico.

Municipal Insurance Risk. A substantial portion of the municipal securities held by the Fund may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i)
repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Tax Risk. There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation
Units principally in-kind. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Geographic Concentration Risk. The Fund will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in New York and Puerto Rico.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the
 Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

       Best Quarter                  Worst Quarter
8.94% (3rd Quarter 2009)     (7.91)% (3rd Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Insured New York Municipal Bond Portfolio	Return Before Taxes	0.52%	1.18%	Oct 11, 2007
PowerShares Insured New York Municipal Bond Portfolio After Taxes on Distributions	Return After Taxes on Distributions	0.52%	1.18%	Oct 11, 2007
PowerShares Insured New York Municipal Bond Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.99%	1.68%	Oct 11, 2007
PowerShares Insured New York Municipal Bond Portfolio Barclays Capital Municipal Insured Long 20 Year Index	Barclays Capital Municipal Insured Long 20 Year Index (reflects no deduction for fees, expenses or taxes)	0.08%	3.15%	Oct 11, 2007
PowerShares Insured New York Municipal Bond Portfolio The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index	The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	0.56%	2.41%	Oct 11, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Insured New York Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured New York Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Insured New York Municipal Bond Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the securities index called The
BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities
Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees to the level specified in the fee table. The costs under the three-, five- and ten-year examples reflect this waiver for only the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in insured municipal securities that are exempt from federal income tax, New York State income tax and New York City income tax. The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund's investment policy normally to invest at least 80% of its total assets in insured municipal securities is fundamental and may not be changed without shareholder approval.

The Underlying Index is designed to track the performance of U.S.
dollar-denominated, investment grade, tax-exempt debt publicly issued by New
York or Puerto Rico, or their political subdivisions, in the U.S. domestic market and, as of December 31, 2010, included approximately 182 bonds.
Qualifying securities must have at least 15 years remaining term to final maturity.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. As of December 31, 2010, the Fund expected to hold approximately 40 to 60 bonds of the 182 bonds in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

New York Municipal Securities Risk. Because the Fund invests a substantial portion of its assets in New York municipal securities, the Fund will have greater exposure to negative political, economic, regulatory or other factors within the State of New York, including the financial condition of its public authorities and political subdivisions, than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of
New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain
New York issuers to pay principal or interest on their obligations.

Puerto Rican Municipal Securities Risk. Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of the Fund's holdings in Puerto Rican municipal obligations. The Puerto
Rican economy is reliant on manufacturing, services and tourism and its economy and financial operations parallel the economic cycles of the United States.
Current economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico.

Municipal Insurance Risk. A substantial portion of the municipal securities held by the Fund may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i)
repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Tax Risk. There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation
Units principally in-kind. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Geographic Concentration Risk. The Fund will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in New York and Puerto Rico.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the
 Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
       Best Quarter                  Worst Quarter
8.94% (3rd Quarter 2009)     (7.91)% (3rd Quarter 2008)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Insured New York Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured New York Municipal Bond Portfolio | PowerShares Insured New York Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-20
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.91%)
PowerShares Insured New York Municipal Bond Portfolio | Barclays Capital Municipal Insured Long 20 Year Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Insured Long 20 Year Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Insured New York Municipal Bond Portfolio | The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Insured New York Municipal Bond Portfolio | PowerShares Insured New York Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.28%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	29
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	104
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	188
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	435
Annual Return 2008	rr_AnnualReturn2008	(12.64%)
Annual Return 2009	rr_AnnualReturn2009	17.45%
Annual Return 2010	rr_AnnualReturn2010	0.52%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Insured New York Municipal Bond Portfolio | PowerShares Insured New York Municipal Bond Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
PowerShares Insured New York Municipal Bond Portfolio | PowerShares Insured New York Municipal Bond Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive 0.07% of its unitary management fee until April 20, 2012. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

PowerShares International Corporate Bond Portfolio (Prospectus Summary) | PowerShares International Corporate Bond Portfolio
PowerShares International Corporate Bond Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called The S&P
International Corporate Bond Index®* (the "Underlying Index").
[1]
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares International Corporate Bond Portfolio
Management Fees (unitary management fee)	0.50%
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares International Corporate Bond Portfolio	51	160	280	628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From June 3, 2010 (commencement of operations) to
October 31, 2010, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in corporate bonds. The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index seeks to measure the performance of investment grade corporate bonds issued by non-U.S. issuers in the following currencies: Australia Dollar (AUD), British Pound (GBP), Canadian
Dollar (CAD), Euro (EUR), Japanese Yen (JPY), Swiss Franc (CHF), Danish Krone
(DKK), New Zealand Dollar (NZD), Norwegian Krone (NOK) and Swedish Krona (SEK).

The Underlying Index is generated and published under an agreement between
Standard & Poor's® and Credit Suisse. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling"
methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Global Bonds Risk. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk.
Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.

Currency Risk. The Fund invests in corporate bonds issued by non-U.S. companies and much of the income received by the Fund will be in foreign currencies.
Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the
Fund's NAV could decline if the currency of the non-U.S. market in which the
Fund invests depreciates against the U.S. dollar, even if the value of the
Fund's holdings, measured in the foreign currency, increases.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index.
As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the
Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation
Units principally in-kind. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund began operations as of June 1, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding Shares of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares International Corporate Bond Portfolio (Prospectus Summary) | PowerShares International Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares International Corporate Bond Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called The S&P
International Corporate Bond Index®* (the "Underlying Index").
[1]
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From June 3, 2010 (commencement of operations) to
October 31, 2010, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in corporate bonds. The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index seeks to measure the performance of investment grade corporate bonds issued by non-U.S. issuers in the following currencies: Australia Dollar (AUD), British Pound (GBP), Canadian
Dollar (CAD), Euro (EUR), Japanese Yen (JPY), Swiss Franc (CHF), Danish Krone
(DKK), New Zealand Dollar (NZD), Norwegian Krone (NOK) and Swedish Krona (SEK).

The Underlying Index is generated and published under an agreement between
Standard & Poor's® and Credit Suisse. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling"
methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Global Bonds Risk. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk.
Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.

Currency Risk. The Fund invests in corporate bonds issued by non-U.S. companies and much of the income received by the Fund will be in foreign currencies.
Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the
Fund's NAV could decline if the currency of the non-U.S. market in which the
Fund invests depreciates against the U.S. dollar, even if the value of the
Fund's holdings, measured in the foreign currency, increases.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index.
As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the
Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation
Units principally in-kind. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund began operations as of June 1, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations as of June 1, 2010, and therefore does not have a performance history for a full calendar year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares International Corporate Bond Portfolio | PowerShares International Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding Shares of the Fund.

PowerShares Preferred Portfolio (Prospectus Summary) | PowerShares Preferred Portfolio
PowerShares Preferred Portfolio
Investment Objective
The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of a securities index called The BofA Merrill
Lynch Core Fixed Rate Preferred Securities Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Preferred Portfolio
Management Fees (unitary management fee)	0.50%
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Preferred Portfolio	51	160	280	628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in fixed rate
U.S. dollar-denominated preferred securities. The Fund will invest at least 80%
of its total assets in the securities that comprise the Underlying Index. The
Underlying Index is a market capitalization-weighted index designed to reflect the total return performance of the fixed rate U.S. dollar-denominated preferred securities market. The Underlying Index includes traditional preferred securities and other preferred securities, including preferred securities issued by foreign companies in the form of American Depository Shares ("ADS"). Most of the preferred securities included in the Underlying Index are traded on national securities exchanges; however, a small percentage are traded in the over-the-counter ("OTC") market. The Underlying Index may include Rule 144A securities. However, as of the date of this prospectus, Rule 144A securities represent less than 1% of the Underlying Index. Securities will be selected, using a rules-based methodology, by Merrill Lynch, Pierce, Fenner & Smith
Incorporated ("BofA Merrill Lynch" or the "Index Provider"). Qualifying
securities must be rated investment grade (based on an average of Moody's
Investors Services, Inc. ("Moody's"), Standard & Poor's, a division of
McGraw-Hill Companies, Inc. ("S&P") and Fitch Ratings, Inc. ("Fitch")) and must have an investment grade rated country of risk (based on an average of Moody's,
S&P and Fitch foreign currency long term sovereign debt ratings). As of December
31, 2010, the Underlying Index included 244 securities.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. As of December 31, 2010, the Fund expected to hold approximately 60 to 100 securities out of the 244 securities in the Underlying
Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADS, may involve unique risks compared to investing in securities of
U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are
U.S. securities, and therefore, not
all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
30.66% (2nd Quarter 2009)       (20.82)% (1st Quarter 2009)

After-tax returns in the below above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Preferred Portfolio	Return Before Taxes	12.22%	(3.87%)	Jan 28, 2008
PowerShares Preferred Portfolio After Taxes on Distributions	Return After Taxes on Distributions	9.58%	(6.64%)	Jan 28, 2008
PowerShares Preferred Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.87%	(4.94%)	Jan 28, 2008
PowerShares Preferred Portfolio S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(0.84%)	Jan 28, 2008
PowerShares Preferred Portfolio S&P Preferred Index	S&P Preferred Index (reflects no deduction for fees, expenses or taxes)	14.99%	3.75%	Jan 28, 2008
PowerShares Preferred Portfolio The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index	The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)	13.86%	(2.56%)	Jan 28, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Preferred Portfolio (Prospectus Summary) | PowerShares Preferred Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Preferred Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of a securities index called The BofA Merrill
Lynch Core Fixed Rate Preferred Securities Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in fixed rate
U.S. dollar-denominated preferred securities. The Fund will invest at least 80%
of its total assets in the securities that comprise the Underlying Index. The
Underlying Index is a market capitalization-weighted index designed to reflect the total return performance of the fixed rate U.S. dollar-denominated preferred securities market. The Underlying Index includes traditional preferred securities and other preferred securities, including preferred securities issued by foreign companies in the form of American Depository Shares ("ADS"). Most of the preferred securities included in the Underlying Index are traded on national securities exchanges; however, a small percentage are traded in the over-the-counter ("OTC") market. The Underlying Index may include Rule 144A securities. However, as of the date of this prospectus, Rule 144A securities represent less than 1% of the Underlying Index. Securities will be selected, using a rules-based methodology, by Merrill Lynch, Pierce, Fenner & Smith
Incorporated ("BofA Merrill Lynch" or the "Index Provider"). Qualifying
securities must be rated investment grade (based on an average of Moody's
Investors Services, Inc. ("Moody's"), Standard & Poor's, a division of
McGraw-Hill Companies, Inc. ("S&P") and Fitch Ratings, Inc. ("Fitch")) and must have an investment grade rated country of risk (based on an average of Moody's,
S&P and Fitch foreign currency long term sovereign debt ratings). As of December
31, 2010, the Underlying Index included 244 securities.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. As of December 31, 2010, the Fund expected to hold approximately 60 to 100 securities out of the 244 securities in the Underlying
Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADS, may involve unique risks compared to investing in securities of
U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are
U.S. securities, and therefore, not
all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
30.66% (2nd Quarter 2009)       (20.82)% (1st Quarter 2009)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the below above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the below above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Preferred Portfolio (Prospectus Summary) | PowerShares Preferred Portfolio | PowerShares Preferred Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.82%)
PowerShares Preferred Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.84%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
PowerShares Preferred Portfolio | S&P Preferred Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Preferred Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
PowerShares Preferred Portfolio | The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.56%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
PowerShares Preferred Portfolio | PowerShares Preferred Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2009	rr_AnnualReturn2009	19.28%
Annual Return 2010	rr_AnnualReturn2010	12.22%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.87%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
PowerShares Preferred Portfolio | PowerShares Preferred Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
PowerShares Preferred Portfolio | PowerShares Preferred Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.94%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008

PowerShares VRDO Tax-Free Weekly Portfolio (Prospectus Summary) | PowerShares VRDO Tax-Free Weekly Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of an index called the Bloomberg US
Municipal AMT-Free Weekly VRDO Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares VRDO Tax-Free Weekly Portfolio
Management Fees (unitary management fee)	0.25%
Other Expenses	none
Total Annual Fund Operating Expenses	0.25%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares VRDO Tax-Free Weekly Portfolio	26	80	141	318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in variable rate demand obligation ("VRDO") bonds that are exempt from federal income tax with interest rates that are reset weekly. The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Underlying Index is compiled and calculated by Bloomberg Finance L.P. ("Bloomberg" or the "Index
Provider") and is comprised of municipal securities issued in the primary market as VRDOs. Bonds in the Underlying Index must be rated in a "top" category (as that term is defined by the Index Provider) by a nationally recognized statistical rating organization. Bonds in the "top" category include those rated by Moody's Investors Services, Inc. as A-3 for long-term bonds, or Prime-2 for short-term bonds; by Standard & Poor's, a division of The McGraw-Hill Company,
Inc. as A- for long-term bonds or A-2 for short-term bonds; and by Fitch
Ratings, Inc. as A- for long-term bonds or F-2 for short-term bonds. The Fund's investment policy normally to invest at least 80% of its total assets in VRDO bonds that are exempt from federal income tax is fundamental and may not be changed without shareholder approval.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Variable Rate Debt Obligations Risk. There may not be an active secondary market with respect to particular variable rate instruments in which the Fund invests, which could make it difficult for the Fund to dispose of a variable rate instrument if the issuer and/or the Remarketing Agent defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.

Municipal Insurance Risk. A substantial portion of the municipal securities held by the Fund may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i)
repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Tax Risk. There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation
Units principally in-kind. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

       Best Quarter                Worst Quarter
0.86% (1st Quarter 2008)     0.07% (2nd Quarter 2010)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to August 5, 2010, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Thomson Municipal Market Data VRDO
Index." The data in the chart below labeled as "Blended" is comprised of the performance of the prior index that the Fund sought to replicate from the time of the Fund's inception through August 4, 2010, and the performance of the
Underlying Index from August 5, 2010 through December 31, 2010.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares VRDO Tax-Free Weekly Portfolio	Return Before Taxes	0.37%	1.69%	Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio After Taxes on Distributions	Return After Taxes on Distributions	0.37%	1.69%	Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.35%	1.69%	Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(7.01%)	Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio Barclays Capital Municipal 1 Year Index	Barclays Capital Municipal 1 Year Index (reflects no deduction for fees, expenses or taxes)	1.16%	3.23%	Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio Thomson Municipal Market Data VRDO Index	Thomson Municipal Market Data VRDO Index (reflects no deduction for fees, expenses or taxes)			Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio Bloomberg US Municipal AMT-Free Weekly VRDO Index	Bloomberg US Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes)			Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio Blended – Bloomberg US Municipal AMT-Free Weekly VRDO Index	Blended - Bloomberg US Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes)	0.33%	1.37%	Nov 15, 2007

Because the Fund invests primarily in fixed income, rather than equity, securities the Barclays Capital Municipal 1 Year Index will be used in lieu of the S&P 500® Index for comparative purposes going forward as this represents a more appropriate market index for this Fund. "1 Year" and "Since Inception"
performance for the Thomson Municipal Market Data VRDO Index and Bloomberg US
Municipal AMT-Free Weekly VRDO Index is not available because the Thomson
Municipal Market Data VRDO Index ceased calculation and publication as of August
4, 2010, and the Bloomberg US Municipal AMT-Free Weekly VRDO Index did not
commence calculation and publication until August 5, 2010.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares VRDO Tax-Free Weekly Portfolio (Prospectus Summary) | PowerShares VRDO Tax-Free Weekly Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares VRDO Tax-Free Weekly Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of an index called the Bloomberg US
Municipal AMT-Free Weekly VRDO Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in variable rate demand obligation ("VRDO") bonds that are exempt from federal income tax with interest rates that are reset weekly. The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Underlying Index is compiled and calculated by Bloomberg Finance L.P. ("Bloomberg" or the "Index
Provider") and is comprised of municipal securities issued in the primary market as VRDOs. Bonds in the Underlying Index must be rated in a "top" category (as that term is defined by the Index Provider) by a nationally recognized statistical rating organization. Bonds in the "top" category include those rated by Moody's Investors Services, Inc. as A-3 for long-term bonds, or Prime-2 for short-term bonds; by Standard & Poor's, a division of The McGraw-Hill Company,
Inc. as A- for long-term bonds or A-2 for short-term bonds; and by Fitch
Ratings, Inc. as A- for long-term bonds or F-2 for short-term bonds. The Fund's investment policy normally to invest at least 80% of its total assets in VRDO bonds that are exempt from federal income tax is fundamental and may not be changed without shareholder approval.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Variable Rate Debt Obligations Risk. There may not be an active secondary market with respect to particular variable rate instruments in which the Fund invests, which could make it difficult for the Fund to dispose of a variable rate instrument if the issuer and/or the Remarketing Agent defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.

Municipal Insurance Risk. A substantial portion of the municipal securities held by the Fund may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i)
repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Tax Risk. There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation
Units principally in-kind. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
       Best Quarter                Worst Quarter
0.86% (1st Quarter 2008)     0.07% (2nd Quarter 2010)

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Because the Fund invests primarily in fixed income, rather than equity, securities the Barclays Capital Municipal 1 Year Index will be used in lieu of the S&P 500® Index for comparative purposes going forward as this represents a more appropriate market index for this Fund. "1 Year" and "Since Inception" performance for the Thomson Municipal Market Data VRDO Index and Bloomberg US Municipal AMT-Free Weekly VRDO Index is not available because the Thomson Municipal Market Data VRDO Index ceased calculation and publication as of August 4, 2010, and the Bloomberg US Municipal AMT-Free Weekly VRDO Index did not commence calculation and publication until August 5, 2010.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to August 5, 2010, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Thomson Municipal Market Data VRDO
Index." The data in the chart below labeled as "Blended" is comprised of the performance of the prior index that the Fund sought to replicate from the time of the Fund's inception through August 4, 2010, and the performance of the
Underlying Index from August 5, 2010 through December 31, 2010.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Because the Fund invests primarily in fixed income, rather than equity, securities the Barclays Capital Municipal 1 Year Index will be used in lieu of the S&P 500® Index for comparative purposes going forward as this represents a more appropriate market index for this Fund. "1 Year" and "Since Inception"
performance for the Thomson Municipal Market Data VRDO Index and Bloomberg US
Municipal AMT-Free Weekly VRDO Index is not available because the Thomson
Municipal Market Data VRDO Index ceased calculation and publication as of August
4, 2010, and the Bloomberg US Municipal AMT-Free Weekly VRDO Index did not
commence calculation and publication until August 5, 2010.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares VRDO Tax-Free Weekly Portfolio (Prospectus Summary) | PowerShares VRDO Tax-Free Weekly Portfolio | PowerShares VRDO Tax-Free Weekly Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.07%
PowerShares VRDO Tax-Free Weekly Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.01%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio | Barclays Capital Municipal 1 Year Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal 1 Year Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio | Thomson Municipal Market Data VRDO Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Thomson Municipal Market Data VRDO Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio | Bloomberg US Municipal AMT-Free Weekly VRDO Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bloomberg US Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio | Blended – Bloomberg US Municipal AMT-Free Weekly VRDO Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended - Bloomberg US Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio | PowerShares VRDO Tax-Free Weekly Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	318
Annual Return 2008	rr_AnnualReturn2008	3.37%
Annual Return 2009	rr_AnnualReturn2009	1.20%
Annual Return 2010	rr_AnnualReturn2010	0.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio | PowerShares VRDO Tax-Free Weekly Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio | PowerShares VRDO Tax-Free Weekly Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007

PowerShares S&P SmallCap Consumer Discretionary Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares S&P SmallCap Consumer Discretionary Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Consumer Discretionary Index® (the "Underlying Index").
[1]
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares S&P SmallCap Consumer Discretionary Portfolio
Management Fees (unitary management fee)	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares S&P SmallCap Consumer Discretionary Portfolio	30	93	163	368

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 6% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization consumer discretionary companies. The Fund will invest at least 90% of its total assets in common stocks that comprise the Underlying
Index. The Underlying Index is comprised of common stocks of U.S. consumer discretionary companies that are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including, but not limited to, household durables, leisure products and services, apparel and luxury goods, computers and electronics, automobiles and auto components, hotel and restaurant services and television and other entertainment goods and services. Standard & Poor's (the "Index Provider") defines sectors according to the Global Industry Classification Standard ("GICS"). The Underlying Index is
compiled, maintained and calculated by Standard & Poor's. As of December 31,
2010, the Underlying Index consisted of 107 securities of companies with a market capitalization range of between  $115 million and  $2.0 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares S&P SmallCap Consumer Discretionary Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Consumer Discretionary Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares S&P SmallCap Consumer Discretionary Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Consumer Discretionary Index® (the "Underlying Index").
[1]
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 6% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization consumer discretionary companies. The Fund will invest at least 90% of its total assets in common stocks that comprise the Underlying
Index. The Underlying Index is comprised of common stocks of U.S. consumer discretionary companies that are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including, but not limited to, household durables, leisure products and services, apparel and luxury goods, computers and electronics, automobiles and auto components, hotel and restaurant services and television and other entertainment goods and services. Standard & Poor's (the "Index Provider") defines sectors according to the Global Industry Classification Standard ("GICS"). The Underlying Index is
compiled, maintained and calculated by Standard & Poor's. As of December 31,
2010, the Underlying Index consisted of 107 securities of companies with a market capitalization range of between  $115 million and  $2.0 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares S&P SmallCap Consumer Discretionary Portfolio | PowerShares S&P SmallCap Consumer Discretionary Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	368

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

PowerShares S&P SmallCap Consumer Staples Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares S&P SmallCap Consumer Staples Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Consumer Staples Index®* (the "Underlying Index").
[1]
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares S&P SmallCap Consumer Staples Portfolio
Management Fees (unitary management fee)	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares S&P SmallCap Consumer Staples Portfolio	30	93	163	368

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization consumer staples companies. The Fund will invest at least 90% of its total assets in common stocks that comprise the Underlying
Index. The Underlying Index is comprised of common stocks of U.S. consumer staples companies that are principally engaged in the businesses of providing consumer goods and services that have non-cyclical characteristics, including tobacco, textiles, food and beverage, and non-discretionary retail. Standard &
Poor's (the "Index Provider") defines sectors according to the Global Industry
Classification Standard ("GICS"). The Underlying Index is compiled, maintained and calculated by Standard & Poor's. As of December 31, 2010, the Underlying
Index consisted of 20 securities of companies with a market capitalization range of between  $317 million and  $1.8 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares S&P SmallCap Consumer Staples Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Consumer Staples Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares S&P SmallCap Consumer Staples Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Consumer Staples Index®* (the "Underlying Index").
[1]
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization consumer staples companies. The Fund will invest at least 90% of its total assets in common stocks that comprise the Underlying
Index. The Underlying Index is comprised of common stocks of U.S. consumer staples companies that are principally engaged in the businesses of providing consumer goods and services that have non-cyclical characteristics, including tobacco, textiles, food and beverage, and non-discretionary retail. Standard &
Poor's (the "Index Provider") defines sectors according to the Global Industry
Classification Standard ("GICS"). The Underlying Index is compiled, maintained and calculated by Standard & Poor's. As of December 31, 2010, the Underlying
Index consisted of 20 securities of companies with a market capitalization range of between  $317 million and  $1.8 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares S&P SmallCap Consumer Staples Portfolio | PowerShares S&P SmallCap Consumer Staples Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	368

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

PowerShares S&P SmallCap Energy Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Energy Portfolio
PowerShares S&P SmallCap Energy Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Energy Index®* (the "Underlying Index").
[1]
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares S&P SmallCap Energy Portfolio
Management Fees (unitary management fee)	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares S&P SmallCap Energy Portfolio	30	93	163	368

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 13% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization energy companies. The Fund will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. The
Underlying Index is comprised of common stocks of U.S. energy companies that are principally engaged in the business of producing, distributing or servicing energy related products, including oil and gas exploration and production, refining, oil services, pipeline, and solar, wind and other non-oil based energy. Standard & Poor's (the "Index Provider") defines sectors according to the Global Industry Classification Standard ("GICS"). The Underlying Index is
compiled, maintained and calculated by Standard & Poor's. As of December 31,
2010, the Underlying Index consisted of 22 securities of companies with a market capitalization range of between  $107 million and  $3.2 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Energy Sector Risk. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares S&P SmallCap Energy Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares S&P SmallCap Energy Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Energy Index®* (the "Underlying Index").
[1]
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 13% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization energy companies. The Fund will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. The
Underlying Index is comprised of common stocks of U.S. energy companies that are principally engaged in the business of producing, distributing or servicing energy related products, including oil and gas exploration and production, refining, oil services, pipeline, and solar, wind and other non-oil based energy. Standard & Poor's (the "Index Provider") defines sectors according to the Global Industry Classification Standard ("GICS"). The Underlying Index is
compiled, maintained and calculated by Standard & Poor's. As of December 31,
2010, the Underlying Index consisted of 22 securities of companies with a market capitalization range of between  $107 million and  $3.2 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Energy Sector Risk. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares S&P SmallCap Energy Portfolio | PowerShares S&P SmallCap Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	368

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

PowerShares S&P SmallCap Financials Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Financials Portfolio
PowerShares S&P SmallCap Financials Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Financials Index®* (the "Underlying Index").
[1]
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares S&P SmallCap Financials Portfolio
Management Fees (unitary management fee)	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares S&P SmallCap Financials Portfolio	30	93	163	368

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 5% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization financial service companies. The Fund will invest at least 90% of its total assets in common stocks that comprise the Underlying
Index. The Underlying Index is comprised of common stocks of U.S. financial service companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. Standard & Poor's (the "Index
Provider") defines sectors according to the Global Industry Classification
Standard ("GICS"). The Underlying Index is compiled, maintained and calculated by Standard & Poor's. As of December 31, 2010, the Underlying Index consisted of
101 securities of companies with a market capitalization range of between  $147 million and  $2.4 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the
Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares S&P SmallCap Financials Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Financials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares S&P SmallCap Financials Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Financials Index®* (the "Underlying Index").
[1]
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 5% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization financial service companies. The Fund will invest at least 90% of its total assets in common stocks that comprise the Underlying
Index. The Underlying Index is comprised of common stocks of U.S. financial service companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. Standard & Poor's (the "Index
Provider") defines sectors according to the Global Industry Classification
Standard ("GICS"). The Underlying Index is compiled, maintained and calculated by Standard & Poor's. As of December 31, 2010, the Underlying Index consisted of
101 securities of companies with a market capitalization range of between  $147 million and  $2.4 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the
Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares S&P SmallCap Financials Portfolio | PowerShares S&P SmallCap Financials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	368

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

PowerShares S&P SmallCap Health Care Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Health Care Portfolio
PowerShares S&P SmallCap Health Care Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped HealthCare Index®* (the "Underlying Index").
[1]
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares S&P SmallCap Health Care Portfolio
Management Fees	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares S&P SmallCap Health Care Portfolio	30	93	163	368

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 14% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization healthcare companies. The Fund will invest at least 90%
of its total assets in common stocks that comprise the Underlying Index. The
Underlying Index is comprised of common stocks of U.S. healthcare companies.
These are companies that are principally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities. Standard &
Poor's (the "Index Provider") defines sectors according to the Global Industry
Classification Standard ("GICS"). As of December 31, 2010, the Underlying Index
consisted of 74 securities of companies with a market capitalization range of between  $108 million and  $2.9 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Companies in the healthcare sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares S&P SmallCap Health Care Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Health Care Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares S&P SmallCap Health Care Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped HealthCare Index®* (the "Underlying Index").
[1]
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 14% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization healthcare companies. The Fund will invest at least 90%
of its total assets in common stocks that comprise the Underlying Index. The
Underlying Index is comprised of common stocks of U.S. healthcare companies.
These are companies that are principally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities. Standard &
Poor's (the "Index Provider") defines sectors according to the Global Industry
Classification Standard ("GICS"). As of December 31, 2010, the Underlying Index
consisted of 74 securities of companies with a market capitalization range of between  $108 million and  $2.9 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Companies in the healthcare sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares S&P SmallCap Health Care Portfolio | PowerShares S&P SmallCap Health Care Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	368

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

PowerShares S&P SmallCap Industrials Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Industrials Portfolio
PowerShares S&P SmallCap Industrials Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Industrials Index®* (the "Underlying Index").
[1]
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares S&P SmallCap Industrials Portfolio
Management Fees (unitary management fee)	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares S&P SmallCap Industrials Portfolio	30	93	163	368

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization industrial companies. The Fund will invest at least 90%
of its total assets in common stocks that comprise the Underlying Index. The
Underlying Index is comprised of common stocks of U.S. industrial companies.
These are companies that are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. Standard & Poor's (the "Index Provider") defines sectors according to the Global Industry Classification Standard ("GICS"). The
Underlying Index is compiled, maintained and calculated by Standard & Poor's. As of December 31, 2010, the Underlying Index consisted of 92 securities of companies with a market capitalization range of between  $99 million and  $2.2 billion. The Fund generally invests in all of the securities comprising the
Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences
between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares S&P SmallCap Industrials Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Industrials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares S&P SmallCap Industrials Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Industrials Index®* (the "Underlying Index").
[1]
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization industrial companies. The Fund will invest at least 90%
of its total assets in common stocks that comprise the Underlying Index. The
Underlying Index is comprised of common stocks of U.S. industrial companies.
These are companies that are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. Standard & Poor's (the "Index Provider") defines sectors according to the Global Industry Classification Standard ("GICS"). The
Underlying Index is compiled, maintained and calculated by Standard & Poor's. As of December 31, 2010, the Underlying Index consisted of 92 securities of companies with a market capitalization range of between  $99 million and  $2.2 billion. The Fund generally invests in all of the securities comprising the
Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences
between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares S&P SmallCap Industrials Portfolio | PowerShares S&P SmallCap Industrials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	368

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

PowerShares S&P SmallCap Information Technology Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Information Technology Portfolio
PowerShares S&P SmallCap Information Technology Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Information Technology Index®* (the "Underlying Index").
[1]
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares S&P SmallCap Information Technology Portfolio
Management Fees (unitary management fee)	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares S&P SmallCap Information Technology Portfolio	30	93	163	368

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization information technology companies. The Fund will invest at least 90% of its total assets in common stocks that comprise the Underlying
Index. The Underlying Index is comprised of common stocks of U.S. information technology companies. These are companies that are principally engaged in the business of providing information technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies. Standard & Poor's (the "Index
Provider") defines sectors according to the Global Industry Classification
Standard ("GICS"). The Underlying Index is compiled, maintained and calculated by Standard & Poor's. As of December 31, 2010, the Underlying Index consisted of
131 securities of companies with a market capitalization range of between  $77 million and  $3.1 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the
Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Information Technology Sector Risk. The information technology sector can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products. Companies in the information technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive information technology sector may cause the prices for these products and services to decline in the future.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the
composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares S&P SmallCap Information Technology Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Information Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares S&P SmallCap Information Technology Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Information Technology Index®* (the "Underlying Index").
[1]
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization information technology companies. The Fund will invest at least 90% of its total assets in common stocks that comprise the Underlying
Index. The Underlying Index is comprised of common stocks of U.S. information technology companies. These are companies that are principally engaged in the business of providing information technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies. Standard & Poor's (the "Index
Provider") defines sectors according to the Global Industry Classification
Standard ("GICS"). The Underlying Index is compiled, maintained and calculated by Standard & Poor's. As of December 31, 2010, the Underlying Index consisted of
131 securities of companies with a market capitalization range of between  $77 million and  $3.1 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the
Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Information Technology Sector Risk. The information technology sector can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products. Companies in the information technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive information technology sector may cause the prices for these products and services to decline in the future.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the
composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares S&P SmallCap Information Technology Portfolio | PowerShares S&P SmallCap Information Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	368

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

PowerShares S&P SmallCap Materials Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Materials Portfolio
PowerShares S&P SmallCap Materials Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Materials Index®* (the "Underlying Index").
[1]
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares S&P SmallCap Materials Portfolio
Management Fees (unitary management fee)	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares S&P SmallCap Materials Portfolio	30	93	163	368

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization basic materials companies. The Fund will invest at least
90% of its total assets in common stocks that comprise the Underlying Index. The
Underlying Index is comprised of common stocks of U.S. basic materials companies. These are companies that are principally engaged in the business of producing raw materials, including paper or wood products, chemicals, construction materials, and mining and metals. Standard & Poor's (the "Index
Provider") defines sectors according to the Global Industry Classification
Standard ("GICS"). The Underlying Index is compiled, maintained and calculated by Standard & Poor's. As of December 31, 2010, the Underlying Index consisted of
32 securities of companies with a market capitalization range of between  $69 million and  $1.4 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the
Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Basic Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares S&P SmallCap Materials Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Materials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares S&P SmallCap Materials Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Materials Index®* (the "Underlying Index").
[1]
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization basic materials companies. The Fund will invest at least
90% of its total assets in common stocks that comprise the Underlying Index. The
Underlying Index is comprised of common stocks of U.S. basic materials companies. These are companies that are principally engaged in the business of producing raw materials, including paper or wood products, chemicals, construction materials, and mining and metals. Standard & Poor's (the "Index
Provider") defines sectors according to the Global Industry Classification
Standard ("GICS"). The Underlying Index is compiled, maintained and calculated by Standard & Poor's. As of December 31, 2010, the Underlying Index consisted of
32 securities of companies with a market capitalization range of between  $69 million and  $1.4 billion. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the
Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Basic Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares S&P SmallCap Materials Portfolio | PowerShares S&P SmallCap Materials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	368

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

PowerShares S&P SmallCap Utilities Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Utilities Portfolio
PowerShares S&P SmallCap Utilities Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Utilities & Telecom Services Index®* (the "Underlying
Index").
[1]
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares S&P SmallCap Utilities Portfolio
Management Fees (unitary management fee)	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares S&P SmallCap Utilities Portfolio	30	93	163	368

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 8% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization utility companies. The Fund will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. The
Underlying Index is comprised of common stocks of U.S. utility companies. These companies are principally engaged in providing either energy, water, electric or natural gas utilities or providing telecommunications services. These companies may include companies that generate and supply electricity, including electricity wholesalers; distribute natural gas to customers; provide water to customers, as well as dealing with associated wastewater; and provide land line or wireless telephone services. Standard & Poor's (the "Index Provider") defines sectors according to the Global Industry Classification Standard ("GICS"). The
Underlying Index is compiled, maintained and calculated by Standard & Poor's. As of December 31, 2010, the Underlying Index consisted of 21 securities of companies with a market capitalization range of between  $286 million and  $2.0 billion. The Fund generally invests in all of the securities comprising the
Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Utilities Sector Risk. Issuers in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates charged to customers; costs associated with compliance with and changes in environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and
potential impact of terrorist activities on the utilities industry and its customers and the impact of natural or man-made disasters. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. In addition, the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares S&P SmallCap Utilities Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Utilities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares S&P SmallCap Utilities Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S&P
SmallCap 600 Capped Utilities & Telecom Services Index®* (the "Underlying
Index").
[1]
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From April 5, 2010 (commencement of operations)
to October 31, 2010, the Fund's portfolio turnover rate was 8% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization utility companies. The Fund will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. The
Underlying Index is comprised of common stocks of U.S. utility companies. These companies are principally engaged in providing either energy, water, electric or natural gas utilities or providing telecommunications services. These companies may include companies that generate and supply electricity, including electricity wholesalers; distribute natural gas to customers; provide water to customers, as well as dealing with associated wastewater; and provide land line or wireless telephone services. Standard & Poor's (the "Index Provider") defines sectors according to the Global Industry Classification Standard ("GICS"). The
Underlying Index is compiled, maintained and calculated by Standard & Poor's. As of December 31, 2010, the Underlying Index consisted of 21 securities of companies with a market capitalization range of between  $286 million and  $2.0 billion. The Fund generally invests in all of the securities comprising the
Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Utilities Sector Risk. Issuers in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates charged to customers; costs associated with compliance with and changes in environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and
potential impact of terrorist activities on the utilities industry and its customers and the impact of natural or man-made disasters. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. In addition, the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	In addition, the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations as of April 5, 2010, and therefore does not have a performance history for a full calendar year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares S&P SmallCap Utilities Portfolio | PowerShares S&P SmallCap Utilities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	368

[1]	Standard & Poor's? and S&P? are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund ("Shares").

PowerShares DWA Developed Markets Technical Leaders Portfolio (Prospectus Summary) | PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Developed Markets Technical Leaders Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the Dorsey
Wright® Developed Markets Technical Leaders Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares DWA Developed Markets Technical Leaders Portfolio
Management Fees (unitary management fee)	0.80%
Other Expenses	none
Total Annual Fund Operating Expenses	0.80%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares DWA Developed Markets Technical Leaders Portfolio	82	255	444	990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of developed economies within Dorsey Wright & Associates' ("Dorsey Wright" or the
"Index Provider") classification definition, excluding U.S. companies whose stock is listed on a U.S. stock exchange. The Underlying Index is comprised of equity securities from countries deemed to have developed economies, selected pursuant to a proprietary selection methodology of Dorsey Wright, which is designed to identify companies that demonstrate powerful relative strength characteristics. Relative strength characteristics are based upon each security's market performance. The companies are selected from a universe of the
1,000 largest securities (measured by market capitalization) in developed economies, excluding companies listed on a U.S. stock exchange. Companies domiciled in the United States that are traded on an exchange in a non-U.S.
country with a developed economy may be included in the Underlying Index. As of
December 31, 2010, the Underlying Index consisted of 100 securities of companies with a market capitalization range of between  $2.4 billion and  $107.2 billion listed on exchanges in Australia, Austria, Belgium, Canada, Denmark, Finland,
France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Basic Materials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the basic materials sector.
Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Consumer Discretionary Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the quarterly rebalancing of the
Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
23.41% (3rd Quarter 2010)       (32.70)% (3rd Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares DWA Developed Markets Technical Leaders Portfolio	Return Before Taxes	19.06%	(3.11%)	Dec 28, 2007
PowerShares DWA Developed Markets Technical Leaders Portfolio After Taxes on Distributions	Return After Taxes on Distributions	18.85%	(3.54%)	Dec 28, 2007
PowerShares DWA Developed Markets Technical Leaders Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.37%	(2.89%)	Dec 28, 2007
PowerShares DWA Developed Markets Technical Leaders Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	(7.02%)	Dec 28, 2007
PowerShares DWA Developed Markets Technical Leaders Portfolio MSCI EAFE Growth Index	MSCI EAFE® Growth Index (reflects no deduction for fees, expenses or taxes)	12.25%	(5.94%)	Dec 28, 2007
PowerShares DWA Developed Markets Technical Leaders Portfolio Dorsey Wright Developed Markets Technical Leaders Index	Dorsey Wright® Developed Markets Technical Leaders Index (reflects no deduction for fees expenses or taxes)	20.84%	(1.73%)	Dec 28, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares DWA Developed Markets Technical Leaders Portfolio (Prospectus Summary) | PowerShares DWA Developed Markets Technical Leaders Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares DWA Developed Markets Technical Leaders Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the Dorsey
Wright® Developed Markets Technical Leaders Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of developed economies within Dorsey Wright & Associates' ("Dorsey Wright" or the
"Index Provider") classification definition, excluding U.S. companies whose stock is listed on a U.S. stock exchange. The Underlying Index is comprised of equity securities from countries deemed to have developed economies, selected pursuant to a proprietary selection methodology of Dorsey Wright, which is designed to identify companies that demonstrate powerful relative strength characteristics. Relative strength characteristics are based upon each security's market performance. The companies are selected from a universe of the
1,000 largest securities (measured by market capitalization) in developed economies, excluding companies listed on a U.S. stock exchange. Companies domiciled in the United States that are traded on an exchange in a non-U.S.
country with a developed economy may be included in the Underlying Index. As of
December 31, 2010, the Underlying Index consisted of 100 securities of companies with a market capitalization range of between  $2.4 billion and  $107.2 billion listed on exchanges in Australia, Austria, Belgium, Canada, Denmark, Finland,
France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Basic Materials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the basic materials sector.
Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Consumer Discretionary Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the quarterly rebalancing of the
Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
23.41% (3rd Quarter 2010)       (32.70)% (3rd Quarter 2008)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares DWA Developed Markets Technical Leaders Portfolio (Prospectus Summary) | PowerShares DWA Developed Markets Technical Leaders Portfolio | PowerShares DWA Developed Markets Technical Leaders Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.70%)
PowerShares DWA Developed Markets Technical Leaders Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
PowerShares DWA Developed Markets Technical Leaders Portfolio | MSCI EAFE Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.94%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
PowerShares DWA Developed Markets Technical Leaders Portfolio | Dorsey Wright Developed Markets Technical Leaders Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dorsey Wright® Developed Markets Technical Leaders Index (reflects no deduction for fees expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.73%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
PowerShares DWA Developed Markets Technical Leaders Portfolio | PowerShares DWA Developed Markets Technical Leaders Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2008	rr_AnnualReturn2008	(45.50%)
Annual Return 2009	rr_AnnualReturn2009	40.49%
Annual Return 2010	rr_AnnualReturn2010	19.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
PowerShares DWA Developed Markets Technical Leaders Portfolio | PowerShares DWA Developed Markets Technical Leaders Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.54%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
PowerShares DWA Developed Markets Technical Leaders Portfolio | PowerShares DWA Developed Markets Technical Leaders Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.89%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007

PowerShares DWA Emerging Markets Technical Leaders Portfolio (Prospectus Summary) | PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the Dorsey
Wright® Emerging Markets Technical Leaders Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares DWA Emerging Markets Technical Leaders Portfolio
Management Fees (unitary management fee)	0.90%
Other Expenses	none
Total Annual Fund Operating Expenses	0.90%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares DWA Emerging Markets Technical Leaders Portfolio	92	287	498	1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 128% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of emerging economies within Dorsey Wright & Associates' ("Dorsey Wright" or the
"Index Provider") classification definition, excluding companies whose stock is listed on a U.S. stock exchange. The Underlying Index is comprised of equity securities from countries deemed to have emerging economies, selected pursuant to a proprietary selection methodology of Dorsey Wright, which is designed to identify companies that demonstrate powerful relative strength characteristics.
Relative strength characteristics are based upon each security's market performance. The companies are selected from a universe of the 1,000 largest securities (measured by market capitalization) in emerging economies, excluding companies that are listed on a U.S. stock exchange. As of December 31, 2010, the
Underlying Index consisted of 100 securities of companies with a market capitalization range of between  $163.4 billion and  $223.3 billion listed on exchanges in Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt,
Hong Kong, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco,
Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan,
Thailand and Turkey. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the
Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund invests in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Basic Materials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the basic materials sector.
Companies engaged in
the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the quarterly rebalancing of the
Underlying Index. A
portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the
Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
27.40% (2nd Quarter 2009)       (36.53)% (3rd Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares DWA Emerging Markets Technical Leaders Portfolio	Return Before Taxes	24.25%	(9.64%)	Dec 28, 2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio After Taxes on Distributions	Return After Taxes on Distributions	24.10%	(9.79%)	Dec 28, 2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.76%	(8.15%)	Dec 28, 2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio MSCI Emerging Markets IndexSM	MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)	18.88%	(0.32%)	Dec 28, 2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio MSCI Emerging Markets Growth Index	MSCI Emerging Markets Growth Index (reflects no deduction for fees, expenses or taxes)	19.33%	(2.48%)	Dec 28, 2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio Dorsey Wright Emerging Markets Technical Leaders Index	Dorsey Wright® Emerging Markets Technical Leaders Index (reflects no deduction for fees, expenses or taxes)	29.08%	(3.14%)	Dec 28, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares DWA Emerging Markets Technical Leaders Portfolio (Prospectus Summary) | PowerShares DWA Emerging Markets Technical Leaders Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares DWA Emerging Markets Technical Leaders Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the Dorsey
Wright® Emerging Markets Technical Leaders Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 128% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of emerging economies within Dorsey Wright & Associates' ("Dorsey Wright" or the
"Index Provider") classification definition, excluding companies whose stock is listed on a U.S. stock exchange. The Underlying Index is comprised of equity securities from countries deemed to have emerging economies, selected pursuant to a proprietary selection methodology of Dorsey Wright, which is designed to identify companies that demonstrate powerful relative strength characteristics.
Relative strength characteristics are based upon each security's market performance. The companies are selected from a universe of the 1,000 largest securities (measured by market capitalization) in emerging economies, excluding companies that are listed on a U.S. stock exchange. As of December 31, 2010, the
Underlying Index consisted of 100 securities of companies with a market capitalization range of between  $163.4 billion and  $223.3 billion listed on exchanges in Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt,
Hong Kong, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco,
Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan,
Thailand and Turkey. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the
Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund invests in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Basic Materials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the basic materials sector.
Companies engaged in
the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the quarterly rebalancing of the
Underlying Index. A
portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the
Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
27.40% (2nd Quarter 2009)       (36.53)% (3rd Quarter 2008)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares DWA Emerging Markets Technical Leaders Portfolio (Prospectus Summary) | PowerShares DWA Emerging Markets Technical Leaders Portfolio | PowerShares DWA Emerging Markets Technical Leaders Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.53%)
PowerShares DWA Emerging Markets Technical Leaders Portfolio | MSCI Emerging Markets IndexSM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio | MSCI Emerging Markets Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.48%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio | Dorsey Wright Emerging Markets Technical Leaders Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dorsey Wright® Emerging Markets Technical Leaders Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.14%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio | PowerShares DWA Emerging Markets Technical Leaders Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2008	rr_AnnualReturn2008	(62.86%)
Annual Return 2009	rr_AnnualReturn2009	59.64%
Annual Return 2010	rr_AnnualReturn2010	24.25%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio | PowerShares DWA Emerging Markets Technical Leaders Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.79%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio | PowerShares DWA Emerging Markets Technical Leaders Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.15%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007

Powershares Dynamic Developed International Opportunities Portfolio (Prospectus Summary) | Powershares Dynamic Developed International Opportunities Portfolio
PowerShares Dynamic Developed International Opportunities Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the equity index called the QSG
Developed International Opportunities Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Powershares Dynamic Developed International Opportunities Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Powershares Dynamic Developed International Opportunities Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when
Shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of
non-U.S. companies. The Underlying Index is comprised of securities selected principally on the basis of their capital appreciation potential as identified by Quantitative Services Group, LLC ("QSG" or the "Index Provider") pursuant to a proprietary quantitative methodology (the "Methodology"). The Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. As of December 31,
2010, the Underlying Index consisted of 250 securities of companies with a market capitalization of between approximately  $694 million and  $199.2 billion that were traded in Australia, Austria, Belgium, Bermuda, Canada, China,
Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy,
Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom or primarily listed on an exchange in such countries. The Fund generally invests in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Japan Investment Risk. The Fund may invest a significant portion of its total assets in securities of issuers from Japan, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Japanese economy. Additionally, certain natural disasters occur more frequently in Japan and the economy of Japan is heavily dependent on trading with key partners. Any reduction in this trading may cause an adverse impact on
Japan's economy. Also, the Fund is exposed to the economic risks of Japan's trading partners.

Consumer Discretionary Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the consumer discretionary sector.

Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the quarterly rebalancing of the
Underlying Index. A
portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the
Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
34.38% (2nd Quarter 2009)       (30.12)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Powershares Dynamic Developed International Opportunities Portfolio	Return Before Taxes	13.37%	(7.11%)	Jun 13, 2007
Powershares Dynamic Developed International Opportunities Portfolio After Taxes on Distributions	Return After Taxes on Distributions	12.07%	(7.87%)	Jun 13, 2007
Powershares Dynamic Developed International Opportunities Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.65%	(6.38%)	Jun 13, 2007
Powershares Dynamic Developed International Opportunities Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	(5.77%)	Jun 13, 2007
Powershares Dynamic Developed International Opportunities Portfolio QSG Developed International Opportunities Index	QSG Developed International Opportunities Index (reflects no deduction for fees, expenses or taxes)	14.42%	(5.53%)	Jun 13, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Powershares Dynamic Developed International Opportunities Portfolio (Prospectus Summary) | Powershares Dynamic Developed International Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Dynamic Developed International Opportunities Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the equity index called the QSG
Developed International Opportunities Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when
Shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of
non-U.S. companies. The Underlying Index is comprised of securities selected principally on the basis of their capital appreciation potential as identified by Quantitative Services Group, LLC ("QSG" or the "Index Provider") pursuant to a proprietary quantitative methodology (the "Methodology"). The Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. As of December 31,
2010, the Underlying Index consisted of 250 securities of companies with a market capitalization of between approximately  $694 million and  $199.2 billion that were traded in Australia, Austria, Belgium, Bermuda, Canada, China,
Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy,
Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom or primarily listed on an exchange in such countries. The Fund generally invests in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Japan Investment Risk. The Fund may invest a significant portion of its total assets in securities of issuers from Japan, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Japanese economy. Additionally, certain natural disasters occur more frequently in Japan and the economy of Japan is heavily dependent on trading with key partners. Any reduction in this trading may cause an adverse impact on
Japan's economy. Also, the Fund is exposed to the economic risks of Japan's trading partners.

Consumer Discretionary Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the consumer discretionary sector.

Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the quarterly rebalancing of the
Underlying Index. A
portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the
Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
34.38% (2nd Quarter 2009)       (30.12)% (4th Quarter 2008)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Powershares Dynamic Developed International Opportunities Portfolio (Prospectus Summary) | Powershares Dynamic Developed International Opportunities Portfolio | Powershares Dynamic Developed International Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.12%)
Powershares Dynamic Developed International Opportunities Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.77%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007
Powershares Dynamic Developed International Opportunities Portfolio | QSG Developed International Opportunities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	QSG Developed International Opportunities Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.53%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007
Powershares Dynamic Developed International Opportunities Portfolio | Powershares Dynamic Developed International Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2008	rr_AnnualReturn2008	(52.44%)
Annual Return 2009	rr_AnnualReturn2009	47.66%
Annual Return 2010	rr_AnnualReturn2010	13.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007
Powershares Dynamic Developed International Opportunities Portfolio | Powershares Dynamic Developed International Opportunities Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.87%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007
Powershares Dynamic Developed International Opportunities Portfolio | Powershares Dynamic Developed International Opportunities Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.38%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007

PowerShares Emerging Markets Infrastructure Portfolio (Prospectus Summary) | PowerShares Emerging Markets Infrastructure Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S-Network
Emerging Infrastructure Builders IndexSM (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Emerging Markets Infrastructure Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Emerging Markets Infrastructure Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate
was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies involved in the following sectors related to infrastructure construction and development in emerging market countries: 1) construction and engineering; 2) construction machinery; 3) construction materials; 4)
diversified metals and mining; 5) heavy electrical equipment; 6) industrial machinery; and 7) steel. The Underlying Index is calculated and maintained by
Standard & Poor's Custom Indices on behalf of S-Network Global Indexes LLC (the
"Index Provider"). Emerging market countries are determined according to the
Index Provider's definition, which currently includes those countries identified in the World Bank Country Classification system as "Middle Income" countries.
The Underlying Index includes stocks with a minimum market capitalization of
 $500 million and removes them if the market capitalization falls below  $300 million. As of December 31, 2010, the Underlying Index consisted of approximately 76 securities of companies with market capitalizations between
 $553 million and  $176 billion traded in Australia, Bermuda, Brazil, Canada,
Chile, China, Egypt, France, Hong Kong, India, Indonesia, Israel, Luxembourg,
Malaysia, Mexico, Poland, Russia, Singapore, South Africa, Spain, Sweden,
Switzerland, Taiwan and the United States. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

China Investment Risk. The Fund may invest a significant portion of its total assets in securities of issuers from China. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.

Basic Materials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the basic materials sector.
Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Industrials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. Of course, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
47.04% (2nd Quarter 2009)       (13.19)% (2nd Quarter 2010)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to
investors who hold Shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Emerging Markets Infrastructure Portfolio	Return Before Taxes	25.32%	51.18%	Oct 15, 2008
PowerShares Emerging Markets Infrastructure Portfolio After Taxes on Distributions	Return After Taxes on Distributions	24.95%	50.69%	Oct 15, 2008
PowerShares Emerging Markets Infrastructure Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.44%	44.54%	Oct 15, 2008
PowerShares Emerging Markets Infrastructure Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	17.72%	Oct 15, 2008
PowerShares Emerging Markets Infrastructure Portfolio MSCI Emerging Markets IndexSM	MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)	18.88%	41.31%	Oct 15, 2008
PowerShares Emerging Markets Infrastructure Portfolio S-Network Emerging Infrastructure Builders Index SM	S-Network Emerging Infrastructure Builders IndexSM (reflects no deduction for fees, expenses or taxes)	26.17%	54.61%	Oct 15, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Emerging Markets Infrastructure Portfolio (Prospectus Summary) | PowerShares Emerging Markets Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Emerging Markets Infrastructure Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S-Network
Emerging Infrastructure Builders IndexSM (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate
was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies involved in the following sectors related to infrastructure construction and development in emerging market countries: 1) construction and engineering; 2) construction machinery; 3) construction materials; 4)
diversified metals and mining; 5) heavy electrical equipment; 6) industrial machinery; and 7) steel. The Underlying Index is calculated and maintained by
Standard & Poor's Custom Indices on behalf of S-Network Global Indexes LLC (the
"Index Provider"). Emerging market countries are determined according to the
Index Provider's definition, which currently includes those countries identified in the World Bank Country Classification system as "Middle Income" countries.
The Underlying Index includes stocks with a minimum market capitalization of
 $500 million and removes them if the market capitalization falls below  $300 million. As of December 31, 2010, the Underlying Index consisted of approximately 76 securities of companies with market capitalizations between
 $553 million and  $176 billion traded in Australia, Bermuda, Brazil, Canada,
Chile, China, Egypt, France, Hong Kong, India, Indonesia, Israel, Luxembourg,
Malaysia, Mexico, Poland, Russia, Singapore, South Africa, Spain, Sweden,
Switzerland, Taiwan and the United States. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

China Investment Risk. The Fund may invest a significant portion of its total assets in securities of issuers from China. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.

Basic Materials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the basic materials sector.
Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Industrials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. Of course, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
47.04% (2nd Quarter 2009)       (13.19)% (2nd Quarter 2010)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to
investors who hold Shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Emerging Markets Infrastructure Portfolio (Prospectus Summary) | PowerShares Emerging Markets Infrastructure Portfolio | PowerShares Emerging Markets Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	47.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.19%)
PowerShares Emerging Markets Infrastructure Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008
PowerShares Emerging Markets Infrastructure Portfolio | MSCI Emerging Markets IndexSM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	41.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008
PowerShares Emerging Markets Infrastructure Portfolio | S-Network Emerging Infrastructure Builders Index SM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S-Network Emerging Infrastructure Builders IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	54.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008
PowerShares Emerging Markets Infrastructure Portfolio | PowerShares Emerging Markets Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2009	rr_AnnualReturn2009	91.53%
Annual Return 2010	rr_AnnualReturn2010	25.32%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	51.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008
PowerShares Emerging Markets Infrastructure Portfolio | PowerShares Emerging Markets Infrastructure Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	50.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008
PowerShares Emerging Markets Infrastructure Portfolio | PowerShares Emerging Markets Infrastructure Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	44.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008

Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio (Prospectus Summary) | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the equity index called the FTSE
RAFI Developed Asia Pacific ex Japan Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Management Fees (unitary management fee)	0.80%
Other Expenses	none
Total Annual Fund Operating Expenses	0.80%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio	82	255	444	990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio, excluding the value of portfolio
securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies that are classified as Asia Pacific within FTSE International
Limited's ("FTSE" or the "Index Provider") country classification definition, excluding Japanese companies. The Underlying Index is designed to track the performance of the Asia Pacific companies with the largest fundamental value, selected from the constituents of the FTSE Asia Pacific ex-Japan Developed
Large/Mid-Cap Indexes as determined by FTSE. The companies are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2010, the Underlying
Index consisted of 180 medium and large capitalization securities of companies with a market capitalization of between approximately  $1.0 billion and  $155.6 billion that were domiciled in Australia, Hong Kong, New Zealand, Singapore,
South Korea and Thailand or primarily listed on an exchange in such countries.
The Fund generally invests in all of the securities comprising its Underlying
Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in Asia Pacific Companies. The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region.
Certain economies in the region may be adversely affected by increased competition, high inflation rates,
undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.

Basic Materials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the basic materials sector.
Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

Best Quarter                    Worst Quarter
30.53% (3rd Quarter 2009)       (26.48)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio	Return Before Taxes	19.35%	6.50%	Jun 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio After Taxes on Distributions	Return After Taxes on Distributions	18.41%	5.14%	Jun 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.52%	4.70%	Jun 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio MSCI Pacific exJapan Index	MSCI Pacific exJapan Index (reflects no deduction for fees, expenses or taxes)	16.91%	3.08%	Jun 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	(5.94%)	Jun 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio FTSE RAFI Developed Asia Pacific ex Japan Index	FTSE RAFI Developed Asia Pacific ex Japan Index (reflects no deduction for fees, expenses or taxes)	20.81%	7.50%	Jun 25, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio (Prospectus Summary) | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the equity index called the FTSE
RAFI Developed Asia Pacific ex Japan Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio, excluding the value of portfolio
securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies that are classified as Asia Pacific within FTSE International
Limited's ("FTSE" or the "Index Provider") country classification definition, excluding Japanese companies. The Underlying Index is designed to track the performance of the Asia Pacific companies with the largest fundamental value, selected from the constituents of the FTSE Asia Pacific ex-Japan Developed
Large/Mid-Cap Indexes as determined by FTSE. The companies are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2010, the Underlying
Index consisted of 180 medium and large capitalization securities of companies with a market capitalization of between approximately  $1.0 billion and  $155.6 billion that were domiciled in Australia, Hong Kong, New Zealand, Singapore,
South Korea and Thailand or primarily listed on an exchange in such countries.
The Fund generally invests in all of the securities comprising its Underlying
Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in Asia Pacific Companies. The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region.
Certain economies in the region may be adversely affected by increased competition, high inflation rates,
undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.

Basic Materials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the basic materials sector.
Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter                    Worst Quarter
30.53% (3rd Quarter 2009)       (26.48)% (4th Quarter 2008)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio (Prospectus Summary) | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.48%)
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | MSCI Pacific exJapan Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Pacific exJapan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.94%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | FTSE RAFI Developed Asia Pacific ex Japan Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE RAFI Developed Asia Pacific ex Japan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2008	rr_AnnualReturn2008	(49.34%)
Annual Return 2009	rr_AnnualReturn2009	77.12%
Annual Return 2010	rr_AnnualReturn2010	19.35%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007

Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio (Prospectus Summary) | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the equity index called the FTSE
RAFI Developed ex U.S. Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the
average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Underlying Index is designed to track the performance of the companies domiciled in developed markets with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US Large/Mid-Cap Indexes as
determined by FTSE International Limited (the "Index Provider"). The Fund will normally invest at least 80% of its total assets in securities of companies originating in countries that are classified as "developed" within the Index
Provider's country classification definition, excluding the United States. The companies are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of
December 31, 2010, the Underlying Index consisted of 1,010 securities of companies with market capitalizations of between approximately  $220 million and
 $203.5 billion that were domiciled in Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy,
Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore,
South Korea, Spain, Sweden, Switzerland, Thailand and the United Kingdom or
primarily listed on an exchange in such countries. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
35.23% (2nd Quarter 2009)       (22.75)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio	Return Before Taxes	6.29%	(4.43%)	Jun 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio After Taxes on Distributions	Return After Taxes on Distributions	5.33%	(5.15%)	Jun 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.06%	(4.15%)	Jun 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	(5.94%)	Jun 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio FTSE RAFI Developed ex U.S. Index	FTSE RAFI Developed ex U.S. Index (reflects no deduction for fees, expenses or taxes)	7.53%	(3.29%)	Jun 25, 2007

Because the Fund invests primarily in foreign, and not U.S., securities, the S&P
500® Index will no longer be used for comparative purposes going forward.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio (Prospectus Summary) | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the equity index called the FTSE
RAFI Developed ex U.S. Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the
average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Underlying Index is designed to track the performance of the companies domiciled in developed markets with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US Large/Mid-Cap Indexes as
determined by FTSE International Limited (the "Index Provider"). The Fund will normally invest at least 80% of its total assets in securities of companies originating in countries that are classified as "developed" within the Index
Provider's country classification definition, excluding the United States. The companies are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of
December 31, 2010, the Underlying Index consisted of 1,010 securities of companies with market capitalizations of between approximately  $220 million and
 $203.5 billion that were domiciled in Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy,
Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore,
South Korea, Spain, Sweden, Switzerland, Thailand and the United Kingdom or
primarily listed on an exchange in such countries. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
35.23% (2nd Quarter 2009)       (22.75)% (4th Quarter 2008)

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Because the Fund invests primarily in foreign, and not U.S., securities, the S&P 500® Index will no longer be used for comparative purposes going forward.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Because the Fund invests primarily in foreign, and not U.S., securities, the S&P
500® Index will no longer be used for comparative purposes going forward.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio (Prospectus Summary) | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.75%)
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.94%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | FTSE RAFI Developed ex U.S. Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE RAFI Developed ex U.S. Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.29%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2008	rr_AnnualReturn2008	(44.51%)
Annual Return 2009	rr_AnnualReturn2009	42.52%
Annual Return 2010	rr_AnnualReturn2010	6.29%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.43%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.15%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.15%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007

Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (Prospectus Summary) | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the FTSE RAFI
Developed ex US Mid Small 1500 Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's
performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") Global
Depositary Receipts ("GDRs") based on the securities in the Underlying Index.
The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of small and medium capitalization companies that are classified as "developed"
within FTSE's country classification definition, excluding the United States.
The Underlying Index is designed to track the performance of the small and medium capitalization companies domiciled in developed markets with the highest ranking cumulative score ("Fundamental Value"), selected from the constituents of the FTSE Developed ex US All Cap Index, as determined by FTSE (the "Index
Provider"). The securities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends.
As of December 31, 2010, the Underlying Index consisted of approximately 1,474 securities of companies with market capitalizations of between approximately  $50 million and  $39.4 billion that were domiciled in Australia, Austria, Belgium,
Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel,
Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal,
Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. The
Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Industrials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the
following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Consumer Discretionary Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index.
As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the
Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
39.94% (2nd Quarter 2009)       (19.44)% (3rd Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	Return Before Taxes	18.26%	0.95%	Sep 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio After Taxes on Distributions	Return After Taxes on Distributions	17.47%	0.19%	Sep 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.84%	0.34%	Sep 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio FTSE RAFI Developed ex US Mid Small 1500 Index	FTSE RAFI Developed ex US Mid Small 1500 Index (reflects no deduction for fees, expenses or taxes)	19.50%	2.13%	Sep 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	(7.00%)	Sep 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio MSCI EAFE Small Cap Index	MSCI EAFE® Small Cap Index (reflects no deduction for fees, expenses or taxes)	22.04%	(3.08%)	Sep 27, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (Prospectus Summary) | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the FTSE RAFI
Developed ex US Mid Small 1500 Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's
performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") Global
Depositary Receipts ("GDRs") based on the securities in the Underlying Index.
The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of small and medium capitalization companies that are classified as "developed"
within FTSE's country classification definition, excluding the United States.
The Underlying Index is designed to track the performance of the small and medium capitalization companies domiciled in developed markets with the highest ranking cumulative score ("Fundamental Value"), selected from the constituents of the FTSE Developed ex US All Cap Index, as determined by FTSE (the "Index
Provider"). The securities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends.
As of December 31, 2010, the Underlying Index consisted of approximately 1,474 securities of companies with market capitalizations of between approximately  $50 million and  $39.4 billion that were domiciled in Australia, Austria, Belgium,
Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel,
Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal,
Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. The
Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Industrials Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the
following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Consumer Discretionary Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index.
As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the
Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
39.94% (2nd Quarter 2009)       (19.44)% (3rd Quarter 2008)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (Prospectus Summary) | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.44%)
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | FTSE RAFI Developed ex US Mid Small 1500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE RAFI Developed ex US Mid Small 1500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.00%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | MSCI EAFE Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Small Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.08%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2008	rr_AnnualReturn2008	(41.13%)
Annual Return 2009	rr_AnnualReturn2009	54.24%
Annual Return 2010	rr_AnnualReturn2010	18.26%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007

Powershares FTSE RAFI Emerging Markets Portfolio (Prospectus Summary) | Powershares FTSE RAFI Emerging Markets Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the index called the FTSE RAFI Emerging
Markets Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Powershares FTSE RAFI Emerging Markets Portfolio
Management Fees (unitary management fee)	0.85%
Other Expenses	none
Total Annual Fund Operating Expenses	0.85%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Powershares FTSE RAFI Emerging Markets Portfolio	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio
securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Adviser anticipates that a significant portion of the Fund's investments will be in ADRs and GDRs based on the securities included in the
Underlying Index. The Fund will normally invest at least 80% of its total assets in securities and ADRs and GDRs of companies domiciled in countries that are classified as emerging markets within FTSE's country classification definition.
The Underlying Index is designed to track the performance of securities of companies domiciled in emerging market countries with the highest ranking cumulative score ("Fundamental Value"), selected from the constituents of the
FTSE Emerging Large/Mid Cap Index, as determined by FTSE (the "Index Provider").
The securities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of
December 31, 2010, the Underlying Index consisted of approximately 357 securities of companies with market capitalizations of between approximately
 $280 million and  $215.5 billion that were domiciled in Brazil, Chile, China,
Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico,
Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan,
Thailand and Turkey. The Fund does not purchase all of the securities in the
Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Energy Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the energy sector. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property,
pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index.
As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the
Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
31.87% (2nd Quarter 2009)       (24.21)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Powershares FTSE RAFI Emerging Markets Portfolio	Return Before Taxes	13.09%	1.58%	Sep 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio After Taxes on Distributions	Return After Taxes on Distributions	12.65%	1.05%	Sep 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.49%	1.00%	Sep 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	(7.00%)	Sep 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio MSCI Emerging Markets IndexSM	MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)	18.88%	0.80%	Sep 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio FTSE RAFI Emerging Markets Index	FTSE RAFI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.26%	4.21%	Sep 27, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Powershares FTSE RAFI Emerging Markets Portfolio (Prospectus Summary) | Powershares FTSE RAFI Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares FTSE RAFI Emerging Markets Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the index called the FTSE RAFI Emerging
Markets Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio
securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Adviser anticipates that a significant portion of the Fund's investments will be in ADRs and GDRs based on the securities included in the
Underlying Index. The Fund will normally invest at least 80% of its total assets in securities and ADRs and GDRs of companies domiciled in countries that are classified as emerging markets within FTSE's country classification definition.
The Underlying Index is designed to track the performance of securities of companies domiciled in emerging market countries with the highest ranking cumulative score ("Fundamental Value"), selected from the constituents of the
FTSE Emerging Large/Mid Cap Index, as determined by FTSE (the "Index Provider").
The securities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of
December 31, 2010, the Underlying Index consisted of approximately 357 securities of companies with market capitalizations of between approximately
 $280 million and  $215.5 billion that were domiciled in Brazil, Chile, China,
Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico,
Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan,
Thailand and Turkey. The Fund does not purchase all of the securities in the
Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Energy Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the energy sector. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property,
pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index.
As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the
Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
31.87% (2nd Quarter 2009)       (24.21)% (4th Quarter 2008)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Powershares FTSE RAFI Emerging Markets Portfolio (Prospectus Summary) | Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.21%)
Powershares FTSE RAFI Emerging Markets Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.00%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio | MSCI Emerging Markets IndexSM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio | FTSE RAFI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE RAFI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Annual Return 2008	rr_AnnualReturn2008	(46.73%)
Annual Return 2009	rr_AnnualReturn2009	71.18%
Annual Return 2010	rr_AnnualReturn2010	13.09%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007

PowerShares Global Agriculture Portfolio (Prospectus Summary) | PowerShares Global Agriculture Portfolio
PowerShares Global Agriculture Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the NASDAQ OMX
Global Agriculture IndexSM (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Global Agriculture Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Global Agriculture Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies engaged in agriculture and farming related activities. The Underlying
Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies engaged in agriculture and farming-related activities and is calculated and maintained by The NASDAQ OMX
Group, Inc. ("NASDAQ OMX" or the "Index Provider"). The Underlying Index may
include companies in emerging markets countries. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of  $500 million and a minimum three-month average daily dollar trading volume of  $1 million prior to inclusion in the
Underlying Index. As of December 31, 2010, the Underlying Index consisted of approximately 40 securities of companies with market capitalizations between
 $739 million and  $46.3 billion. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Agriculture Industry. Companies involved in the agriculture industry and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture industry and farming-related activities may be subject to the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties,
may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
28.69% (3rd Quarter 2010)       (21.55)% (2nd Quarter 2010)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Global Agriculture Portfolio	Return Before Taxes	20.50%	12.63%	Sep 16, 2008
PowerShares Global Agriculture Portfolio After Taxes on Distributions	Return After Taxes on Distributions	20.07%	12.37%	Sep 16, 2008
PowerShares Global Agriculture Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.30%	10.69%	Sep 16, 2008
PowerShares Global Agriculture Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	5.85%	Sep 16, 2008
PowerShares Global Agriculture Portfolio NASDAQ OMX Global Agriculture Index	NASDAQ OMX Global Agriculture Index (reflects no deduction for fees, expenses or taxes)	21.73%	14.26%	Sep 16, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Global Agriculture Portfolio (Prospectus Summary) | PowerShares Global Agriculture Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Global Agriculture Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the NASDAQ OMX
Global Agriculture IndexSM (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies engaged in agriculture and farming related activities. The Underlying
Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies engaged in agriculture and farming-related activities and is calculated and maintained by The NASDAQ OMX
Group, Inc. ("NASDAQ OMX" or the "Index Provider"). The Underlying Index may
include companies in emerging markets countries. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of  $500 million and a minimum three-month average daily dollar trading volume of  $1 million prior to inclusion in the
Underlying Index. As of December 31, 2010, the Underlying Index consisted of approximately 40 securities of companies with market capitalizations between
 $739 million and  $46.3 billion. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Agriculture Industry. Companies involved in the agriculture industry and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture industry and farming-related activities may be subject to the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties,
may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
28.69% (3rd Quarter 2010)       (21.55)% (2nd Quarter 2010)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Global Agriculture Portfolio (Prospectus Summary) | PowerShares Global Agriculture Portfolio | PowerShares Global Agriculture Portfolio
Risk/Return:	rr_RiskReturnAbstract
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.55%)
PowerShares Global Agriculture Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Agriculture Portfolio | NASDAQ OMX Global Agriculture Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ OMX Global Agriculture Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Agriculture Portfolio | PowerShares Global Agriculture Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2009	rr_AnnualReturn2009	61.16%
Annual Return 2010	rr_AnnualReturn2010	20.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Agriculture Portfolio | PowerShares Global Agriculture Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Agriculture Portfolio | PowerShares Global Agriculture Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008

Powershares Global Clean Energy Portfolio (Prospectus Summary) | Powershares Global Clean Energy Portfolio
PowerShares Global Clean Energy Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the WilderHill New Energy Global Innovation
Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Powershares Global Clean Energy Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Powershares Global Clean Energy Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio, excluding the value of portfolio
securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies engaged in the business of the advancement of cleaner energy and conservation and ADRs and GDRs based on the securities in the Underlying Index.
The Underlying Index is an index comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general, as determined by
WilderHill New Energy Finance, LLC (the "Index Provider"). The Underlying Index
is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. The
Underlying Index may include companies in emerging markets countries. As of
December 31, 2010, the Underlying Index consisted of 100 securities of companies with market capitalizations of between approximately  $210 million and  $26.9 billion that were listed on stock exchanges in Australia, Austria, Belgium,
Brazil, Canada, China, Denmark, France, Finland, Germany, Hong Kong, India,
Ireland, Italy, Japan, New Zealand, Norway, Philippines, South Korea, Spain,
Switzerland, Taiwan, Turkey, the United Kingdom and the United States or
primarily listed on an exchange in such countries. Securities are selected principally on the basis of their capital appreciation potential as identified by the Index Provider pursuant to a proprietary Index methodology, with a bias placed on renewable energy companies. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Energy Sector Risk. The Fund invests a significant portion of its assets in securities issued by companies in the energy sector. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, generally these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Clean Energy Industry Concentration Risk. The clean energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the clean energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The clean energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
36.12% (2nd Quarter 2009)       (37.19)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Powershares Global Clean Energy Portfolio	Return Before Taxes	(15.28%)	(14.94%)	Jun 13, 2007
Powershares Global Clean Energy Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(15.32%)	(14.97%)	Jun 13, 2007
Powershares Global Clean Energy Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(9.93%)	(12.28%)	Jun 13, 2007
Powershares Global Clean Energy Portfolio MSCI World IndexSM	MSCI World IndexSM (reflects no deduction for fees, expenses or taxes)	11.76%	(4.32%)	Jun 13, 2007
Powershares Global Clean Energy Portfolio S&P Global Clean Energy Index	S&P Global Clean Energy Index (reflects no deduction for fees, expenses or taxes)	(28.18%)	(24.87%)	Jun 13, 2007
Powershares Global Clean Energy Portfolio WilderHill New Energy Global Innovation Index	WilderHill New Energy Global Innovation Index (reflects no deduction for fees, expenses or taxes)	(13.92%)	(13.30%)	Jun 13, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Powershares Global Clean Energy Portfolio (Prospectus Summary) | Powershares Global Clean Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Global Clean Energy Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the WilderHill New Energy Global Innovation
Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio, excluding the value of portfolio
securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies engaged in the business of the advancement of cleaner energy and conservation and ADRs and GDRs based on the securities in the Underlying Index.
The Underlying Index is an index comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general, as determined by
WilderHill New Energy Finance, LLC (the "Index Provider"). The Underlying Index
is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. The
Underlying Index may include companies in emerging markets countries. As of
December 31, 2010, the Underlying Index consisted of 100 securities of companies with market capitalizations of between approximately  $210 million and  $26.9 billion that were listed on stock exchanges in Australia, Austria, Belgium,
Brazil, Canada, China, Denmark, France, Finland, Germany, Hong Kong, India,
Ireland, Italy, Japan, New Zealand, Norway, Philippines, South Korea, Spain,
Switzerland, Taiwan, Turkey, the United Kingdom and the United States or
primarily listed on an exchange in such countries. Securities are selected principally on the basis of their capital appreciation potential as identified by the Index Provider pursuant to a proprietary Index methodology, with a bias placed on renewable energy companies. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Energy Sector Risk. The Fund invests a significant portion of its assets in securities issued by companies in the energy sector. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, generally these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Clean Energy Industry Concentration Risk. The clean energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the clean energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The clean energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
36.12% (2nd Quarter 2009)       (37.19)% (4th Quarter 2008)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Powershares Global Clean Energy Portfolio (Prospectus Summary) | Powershares Global Clean Energy Portfolio | Powershares Global Clean Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.19%)
Powershares Global Clean Energy Portfolio | MSCI World IndexSM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.32%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007
Powershares Global Clean Energy Portfolio | S&P Global Clean Energy Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Global Clean Energy Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(24.87%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007
Powershares Global Clean Energy Portfolio | WilderHill New Energy Global Innovation Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	WilderHill New Energy Global Innovation Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(13.30%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007
Powershares Global Clean Energy Portfolio | Powershares Global Clean Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2008	rr_AnnualReturn2008	(61.48%)
Annual Return 2009	rr_AnnualReturn2009	37.81%
Annual Return 2010	rr_AnnualReturn2010	(15.28%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.28%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(14.94%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007
Powershares Global Clean Energy Portfolio | Powershares Global Clean Energy Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(14.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007
Powershares Global Clean Energy Portfolio | Powershares Global Clean Energy Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.28%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007

PowerShares Global Coal Portfolio (Prospectus Summary) | PowerShares Global Coal Portfolio
PowerShares Global Coal Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the NASDAQ OMX
Global Coal IndexSM (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Global Coal Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Global Coal Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies engaged in coal industry. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies engaged in exploration for and mining of coal and other related activities of the coal industry and is calculated and maintained by NASDAQ OMX
(the "Index Provider"). The Underlying Index may include companies in emerging markets countries. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of  $500 million and a minimum three-month average daily dollar trading volume of
 $1 million prior to inclusion in the Underlying Index. As of December 31, 2010, the Underlying Index included approximately 30 securities of companies with market capitalizations between  $694 million and  $83.4 billion. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Energy Sector Risk. The Fund invests a significant portion of its assets in securities issued by companies in the energy sector. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Risks of Investing in the Coal Industry. Companies involved in activities relating to the exploration for, mining of, and other related activities for coal face risks due to supply and demand variability. Weather conditions, a strong or weak domestic economy, the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for coal.
The productivity of mining operations may be reduced by geological conditions, regulatory permits for mining activities and the availability of coal that meets standards set forth in the Clean Air Act, as amended in 1990. Companies involved in activities relating to the exploration for, mining of, and other related activities for coal are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and tax and other government regulations. A primary risk of the coal industry is the competitive risk associated with the prices of alternative fuels, such as natural gas and oil. For example, consumers of coal often have the ability to switch between the use of coal, oil or natural gas. As a result, during periods when competing fuels are less expensive, the revenues of companies in the coal industry may decline with a corresponding impact on earnings.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase
the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
54.04% (2nd Quarter 2009)       (15.20)% (2nd Quarter 2010)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Global Coal Portfolio	Return Before Taxes	28.95%	24.06%	Sep 16, 2008
PowerShares Global Coal Portfolio After Taxes on Distributions	Return After Taxes on Distributions	28.54%	23.31%	Sep 16, 2008
PowerShares Global Coal Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.93%	20.32%	Sep 16, 2008
PowerShares Global Coal Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	5.85%	Sep 16, 2008
PowerShares Global Coal Portfolio NASDAQ OMX Global Coal Index SM	NASDAQ OMX Global Coal IndexSM (reflects no deduction for fees, expenses or taxes)	30.17%	26.77%	Sep 16, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Global Coal Portfolio (Prospectus Summary) | PowerShares Global Coal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Global Coal Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the NASDAQ OMX
Global Coal IndexSM (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies engaged in coal industry. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies engaged in exploration for and mining of coal and other related activities of the coal industry and is calculated and maintained by NASDAQ OMX
(the "Index Provider"). The Underlying Index may include companies in emerging markets countries. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of  $500 million and a minimum three-month average daily dollar trading volume of
 $1 million prior to inclusion in the Underlying Index. As of December 31, 2010, the Underlying Index included approximately 30 securities of companies with market capitalizations between  $694 million and  $83.4 billion. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Energy Sector Risk. The Fund invests a significant portion of its assets in securities issued by companies in the energy sector. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Risks of Investing in the Coal Industry. Companies involved in activities relating to the exploration for, mining of, and other related activities for coal face risks due to supply and demand variability. Weather conditions, a strong or weak domestic economy, the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for coal.
The productivity of mining operations may be reduced by geological conditions, regulatory permits for mining activities and the availability of coal that meets standards set forth in the Clean Air Act, as amended in 1990. Companies involved in activities relating to the exploration for, mining of, and other related activities for coal are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and tax and other government regulations. A primary risk of the coal industry is the competitive risk associated with the prices of alternative fuels, such as natural gas and oil. For example, consumers of coal often have the ability to switch between the use of coal, oil or natural gas. As a result, during periods when competing fuels are less expensive, the revenues of companies in the coal industry may decline with a corresponding impact on earnings.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase
the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
54.04% (2nd Quarter 2009)       (15.20)% (2nd Quarter 2010)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Global Coal Portfolio (Prospectus Summary) | PowerShares Global Coal Portfolio | PowerShares Global Coal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	54.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.20%)
PowerShares Global Coal Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Coal Portfolio | NASDAQ OMX Global Coal Index SM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ OMX Global Coal IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Coal Portfolio | PowerShares Global Coal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2009	rr_AnnualReturn2009	136.96%
Annual Return 2010	rr_AnnualReturn2010	28.95%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Coal Portfolio | PowerShares Global Coal Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Coal Portfolio | PowerShares Global Coal Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008

PowerShares Global Gold and Precious Metals Portfolio (Prospectus Summary) | PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Gold and Precious Metals Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the NASDAQ OMX
Global Gold and Precious Metals IndexSM (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Global Gold and Precious Metals Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Global Gold and Precious Metals Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate
was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies involved in the gold, silver and other precious metals mining industries. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in gold, silver and other precious metals mining related activities and is calculated and maintained by NASDAQ OMX (the "Index Provider"). The Underlying
Index may include companies in emerging markets countries. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of  $500 million and a minimum three-month average daily dollar trading volume of  $1 million prior to inclusion in the Underlying Index. As of December 31, 2010, the Underlying Index consisted of approximately 68 securities of companies with market capitalizations between
 $681 million and  $52.7 billion. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Gold and Precious Metals Industry. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the
availability of supplies of gold, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of gold and mining land. Markets therefore are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices. The metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing
changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
16.57% (3rd Quarter 2009)       (2.32)% (1st Quarter 2010)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Global Gold and Precious Metals Portfolio	Return Before Taxes	34.57%	32.22%	Sep 16, 2008
PowerShares Global Gold and Precious Metals Portfolio After Taxes on Distributions	Return After Taxes on Distributions	33.43%	31.68%	Sep 16, 2008
PowerShares Global Gold and Precious Metals Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	22.78%	27.77%	Sep 16, 2008
PowerShares Global Gold and Precious Metals Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	5.85%	Sep 16, 2008
PowerShares Global Gold and Precious Metals Portfolio NASDAQ OMX Global Gold and Precious Metals Index SM	NASDAQ OMX Global Gold and Precious Metals IndexSM (reflects no deduction for fees, expenses or taxes)	30.17%	26.77%	Sep 16, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Global Gold and Precious Metals Portfolio (Prospectus Summary) | PowerShares Global Gold and Precious Metals Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Global Gold and Precious Metals Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the NASDAQ OMX
Global Gold and Precious Metals IndexSM (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate
was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies involved in the gold, silver and other precious metals mining industries. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in gold, silver and other precious metals mining related activities and is calculated and maintained by NASDAQ OMX (the "Index Provider"). The Underlying
Index may include companies in emerging markets countries. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of  $500 million and a minimum three-month average daily dollar trading volume of  $1 million prior to inclusion in the Underlying Index. As of December 31, 2010, the Underlying Index consisted of approximately 68 securities of companies with market capitalizations between
 $681 million and  $52.7 billion. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Gold and Precious Metals Industry. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the
availability of supplies of gold, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of gold and mining land. Markets therefore are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices. The metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing
changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
16.57% (3rd Quarter 2009)       (2.32)% (1st Quarter 2010)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Global Gold and Precious Metals Portfolio (Prospectus Summary) | PowerShares Global Gold and Precious Metals Portfolio | PowerShares Global Gold and Precious Metals Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.32%)
PowerShares Global Gold and Precious Metals Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Gold and Precious Metals Portfolio | NASDAQ OMX Global Gold and Precious Metals Index SM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ OMX Global Gold and Precious Metals IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Gold and Precious Metals Portfolio | PowerShares Global Gold and Precious Metals Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2009	rr_AnnualReturn2009	50.12%
Annual Return 2010	rr_AnnualReturn2010	34.57%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	32.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Gold and Precious Metals Portfolio | PowerShares Global Gold and Precious Metals Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	31.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Gold and Precious Metals Portfolio | PowerShares Global Gold and Precious Metals Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008

PowerShares Global Nuclear Energy Portfolio (Prospectus Summary) | PowerShares Global Nuclear Energy Portfolio
PowerShares Global Nuclear Energy Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the WNA Nuclear
Energy IndexSM (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Global Nuclear Energy Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Global Nuclear Energy Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio, excluding the value of portfolio
 securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies that are materially engaged in the nuclear energy industry. The
Underlying Index is designed to measure the overall performance of globally traded securities of companies that are materially engaged in the nuclear energy industry and is calculated and maintained by Standard & Poor's Custom Indices on behalf of WNA Global Indexes, LLC (the "Index Provider"). The Underlying Index
may include companies in emerging markets countries. As of December 31, 2010, the Underlying Index consisted of 65 securities of companies with a market capitalization range of between approximately  $66 million and  $194.9 billion traded on recognized stock exchanges in the Americas, Europe, Middle East and
Africa and Asia/Pacific. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the
Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Energy Sector Risk. The Fund invests a significant portion of its assets in securities issued by companies in the energy sector. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and
natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Japan Investment Risk. The Fund may invest a significant portion of its total assets in securities of issuers from Japan, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Japanese economy. Additionally, certain natural disasters occur more frequently in Japan and the economy of Japan is heavily dependent on trading with key partners. Any reduction in this trading may cause an adverse impact on
Japan's economy. Also, the Fund is exposed to the economic risks of Japan's trading partners.

Risks of Investing in the Nuclear Energy Industry. The energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The nuclear energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a
result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
28.68% (2nd Quarter 2009)       (11.92)% (2nd Quarter 2010)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Global Nuclear Energy Portfolio	Return Before Taxes	16.49%	(4.84%)	Apr 1, 2008
PowerShares Global Nuclear Energy Portfolio After Taxes on Distributions	Return After Taxes on Distributions	15.21%	(5.59%)	Apr 1, 2008
PowerShares Global Nuclear Energy Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.69%	(4.53%)	Apr 1, 2008
PowerShares Global Nuclear Energy Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	(4.44%)	Apr 1, 2008
PowerShares Global Nuclear Energy Portfolio WNA Nuclear Energy Index SM	WNA Nuclear Energy IndexSM (reflects no deduction for fees, expenses or taxes)	17.26%	(5.20%)	Apr 1, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Global Nuclear Energy Portfolio (Prospectus Summary) | PowerShares Global Nuclear Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Global Nuclear Energy Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the WNA Nuclear
Energy IndexSM (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio, excluding the value of portfolio
 securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies that are materially engaged in the nuclear energy industry. The
Underlying Index is designed to measure the overall performance of globally traded securities of companies that are materially engaged in the nuclear energy industry and is calculated and maintained by Standard & Poor's Custom Indices on behalf of WNA Global Indexes, LLC (the "Index Provider"). The Underlying Index
may include companies in emerging markets countries. As of December 31, 2010, the Underlying Index consisted of 65 securities of companies with a market capitalization range of between approximately  $66 million and  $194.9 billion traded on recognized stock exchanges in the Americas, Europe, Middle East and
Africa and Asia/Pacific. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the
Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Energy Sector Risk. The Fund invests a significant portion of its assets in securities issued by companies in the energy sector. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and
natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Japan Investment Risk. The Fund may invest a significant portion of its total assets in securities of issuers from Japan, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Japanese economy. Additionally, certain natural disasters occur more frequently in Japan and the economy of Japan is heavily dependent on trading with key partners. Any reduction in this trading may cause an adverse impact on
Japan's economy. Also, the Fund is exposed to the economic risks of Japan's trading partners.

Risks of Investing in the Nuclear Energy Industry. The energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The nuclear energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a
result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
28.68% (2nd Quarter 2009)       (11.92)% (2nd Quarter 2010)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Global Nuclear Energy Portfolio (Prospectus Summary) | PowerShares Global Nuclear Energy Portfolio | PowerShares Global Nuclear Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.92%)
PowerShares Global Nuclear Energy Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.44%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
PowerShares Global Nuclear Energy Portfolio | WNA Nuclear Energy Index SM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	WNA Nuclear Energy IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.20%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
PowerShares Global Nuclear Energy Portfolio | PowerShares Global Nuclear Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2009	rr_AnnualReturn2009	28.20%
Annual Return 2010	rr_AnnualReturn2010	16.49%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.84%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
PowerShares Global Nuclear Energy Portfolio | PowerShares Global Nuclear Energy Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
PowerShares Global Nuclear Energy Portfolio | PowerShares Global Nuclear Energy Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.53%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008

PowerShares Global Steel Portfolio (Prospectus Summary) | PowerShares Global Steel Portfolio
PowerShares Global Steel Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the NASDAQ OMX
Global Steel IndexSM (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Global Steel Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Global Steel Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies engaged in the steel industry. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies engaged in the manufacturing and storage of iron and steel products and is calculated and maintained by NASDAQ OMX (the "Index Provider").
The Underlying Index may include companies in emerging markets countries. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of  $500 million and a minimum three-month average daily dollar trading volume of  $1 million prior to inclusion in the Underlying Index. As of December 31, 2010, the Underlying Index
consisted of approximately 63 securities of companies with market capitalizations between  $760 million and  $285.9 billion. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Steel Industry. Companies involved in activities related to the manufacturing and storage of iron and steel products face risks due to supply and demand variability. Weather conditions, a strong or weak domestic economy and the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for steel. Companies involved in the manufacturing and storage of iron and steel products are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and changes in tax and other government regulations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
48.68% (2nd Quarter 2009)       (23.57)% (2nd Quarter 2010)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Global Steel Portfolio	Return Before Taxes	8.50%	1.09%	Sep 16, 2008
PowerShares Global Steel Portfolio After Taxes on Distributions	Return After Taxes on Distributions	8.14%	0.87%	Sep 16, 2008
PowerShares Global Steel Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.52%	0.80%	Sep 16, 2008
PowerShares Global Steel Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	5.85%	Sep 16, 2008
PowerShares Global Steel Portfolio NASDAQ OMX Global Steel Index SM	NASDAQ OMX Global Steel IndexSM (reflects no deduction for fees, expenses or taxes)	9.98%	7.47%	Sep 16, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Global Steel Portfolio (Prospectus Summary) | PowerShares Global Steel Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Global Steel Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the NASDAQ OMX
Global Steel IndexSM (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies engaged in the steel industry. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies engaged in the manufacturing and storage of iron and steel products and is calculated and maintained by NASDAQ OMX (the "Index Provider").
The Underlying Index may include companies in emerging markets countries. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of  $500 million and a minimum three-month average daily dollar trading volume of  $1 million prior to inclusion in the Underlying Index. As of December 31, 2010, the Underlying Index
consisted of approximately 63 securities of companies with market capitalizations between  $760 million and  $285.9 billion. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Steel Industry. Companies involved in activities related to the manufacturing and storage of iron and steel products face risks due to supply and demand variability. Weather conditions, a strong or weak domestic economy and the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for steel. Companies involved in the manufacturing and storage of iron and steel products are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and changes in tax and other government regulations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
48.68% (2nd Quarter 2009)       (23.57)% (2nd Quarter 2010)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Global Steel Portfolio (Prospectus Summary) | PowerShares Global Steel Portfolio | PowerShares Global Steel Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	48.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.57%)
PowerShares Global Steel Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Steel Portfolio | NASDAQ OMX Global Steel Index SM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ OMX Global Steel IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Steel Portfolio | PowerShares Global Steel Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2009	rr_AnnualReturn2009	73.55%
Annual Return 2010	rr_AnnualReturn2010	8.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Steel Portfolio | PowerShares Global Steel Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008
PowerShares Global Steel Portfolio | PowerShares Global Steel Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2008

Powershares Global Water Portfolio (Prospectus Summary) | Powershares Global Water Portfolio
PowerShares Global Water Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the equity index called the
Palisades Global Water Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Powershares Global Water Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Powershares Global Water Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies that generate at least 50% of their revenue from water or water-related activities. The Underlying Index is a modified equal-dollar weighted index comprised of publicly traded global water companies listed on major international stock exchanges whose business stands to benefit substantially from the quantity and/or quality issues associated with the global management of water resources. The components of the Underlying Index are selected based on the objective of providing a representative indicator of the global water business. The Underlying Index was created by, and is a trademark of, Palisades Water Index Associates, LLC (the "Index Provider"). The components of the Underlying Index are categorized by sector based on a determination by the Index Provider as to the proper classification of a company's water or water-related activity. The Index Provider selects global water companies that it believes are core holdings of a diversified global water portfolio. The
Underlying Index may include companies in emerging market countries. As of
December 31, 2010, the Underlying Index consisted of 32 securities of companies with market capitalizations of between approximately  $305 million and  $14.1 billion that were listed on stock exchanges in Austria, Brazil, Canada, Chile,
China, Finland, France, Germany, Hong Kong, India, Italy, Japan, Malaysia, the
Netherlands, Singapore, South Korea, Spain, Switzerland, the United Kingdom and
the United States or primarily listed on an exchange in such countries. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index. The Underlying Index is rebalanced and reconstituted quarterly.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Water Industry. The Fund's investments in the water industry may under-perform relative to the general market, returns on investments in other sectors or fixed-income securities. Furthermore, because the Fund will focus its
investments in tracking just the water industry, economic downturns and global and domestic events affecting the water industry will have a greater impact on the Fund than would be the case if the Fund's investments were more well diversified. These events may include governmental regulation and institutional change, inflation, an increase in the cost of raw materials, an increase in interest rates, technological advances, changes in consumer sentiment and spending and changes in government spending.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
35.49% (2nd Quarter 2009)       (23.96)% (3rd Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Powershares Global Water Portfolio	Return Before Taxes	10.93%	(4.77%)	Jun 13, 2007
Powershares Global Water Portfolio After Taxes on Distributions	Return After Taxes on Distributions	10.57%	(5.11%)	Jun 13, 2007
Powershares Global Water Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.09%	(4.22%)	Jun 13, 2007
Powershares Global Water Portfolio S&P Global Water Index	S&P Global Water Index (reflects no deduction for fees, expenses or taxes)	12.64%	(3.90%)	Jun 13, 2007
Powershares Global Water Portfolio Palisades Global Water Index	Palisades Global Water Index (reflects no deduction for fees, expenses or taxes)	11.39%	(3.57%)	Jun 13, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Powershares Global Water Portfolio (Prospectus Summary) | Powershares Global Water Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Global Water Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the equity index called the
Palisades Global Water Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies that generate at least 50% of their revenue from water or water-related activities. The Underlying Index is a modified equal-dollar weighted index comprised of publicly traded global water companies listed on major international stock exchanges whose business stands to benefit substantially from the quantity and/or quality issues associated with the global management of water resources. The components of the Underlying Index are selected based on the objective of providing a representative indicator of the global water business. The Underlying Index was created by, and is a trademark of, Palisades Water Index Associates, LLC (the "Index Provider"). The components of the Underlying Index are categorized by sector based on a determination by the Index Provider as to the proper classification of a company's water or water-related activity. The Index Provider selects global water companies that it believes are core holdings of a diversified global water portfolio. The
Underlying Index may include companies in emerging market countries. As of
December 31, 2010, the Underlying Index consisted of 32 securities of companies with market capitalizations of between approximately  $305 million and  $14.1 billion that were listed on stock exchanges in Austria, Brazil, Canada, Chile,
China, Finland, France, Germany, Hong Kong, India, Italy, Japan, Malaysia, the
Netherlands, Singapore, South Korea, Spain, Switzerland, the United Kingdom and
the United States or primarily listed on an exchange in such countries. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index. The Underlying Index is rebalanced and reconstituted quarterly.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Water Industry. The Fund's investments in the water industry may under-perform relative to the general market, returns on investments in other sectors or fixed-income securities. Furthermore, because the Fund will focus its
investments in tracking just the water industry, economic downturns and global and domestic events affecting the water industry will have a greater impact on the Fund than would be the case if the Fund's investments were more well diversified. These events may include governmental regulation and institutional change, inflation, an increase in the cost of raw materials, an increase in interest rates, technological advances, changes in consumer sentiment and spending and changes in government spending.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
35.49% (2nd Quarter 2009)       (23.96)% (3rd Quarter 2008)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Powershares Global Water Portfolio (Prospectus Summary) | Powershares Global Water Portfolio | Powershares Global Water Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.96%)
Powershares Global Water Portfolio | S&P Global Water Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Global Water Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.90%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007
Powershares Global Water Portfolio | Palisades Global Water Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Palisades Global Water Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.57%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007
Powershares Global Water Portfolio | Powershares Global Water Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2008	rr_AnnualReturn2008	(46.08%)
Annual Return 2009	rr_AnnualReturn2009	41.91%
Annual Return 2010	rr_AnnualReturn2010	10.93%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.77%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007
Powershares Global Water Portfolio | Powershares Global Water Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007
Powershares Global Water Portfolio | Powershares Global Water Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.22%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2007

PowerShares Global Wind Energy Portfolio (Prospectus Summary) | PowerShares Global Wind Energy Portfolio
PowerShares Global Wind Energy Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the NASDAQ OMX
Clean Edge® Global Wind Energy Index (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Global Wind Energy Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Global Wind Energy Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio
securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies engaged in the wind energy industry. Companies engaged in the wind energy industry are companies that are primarily manufacturers, developers, distributors, installers, and users of energy derived from wind sources. The
Underlying Index is calculated and maintained by NASDAQ OMX (the "Index
Provider"). The Underlying Index may include companies in emerging markets countries. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of
 $100 million and a minimum three-month average daily trading volume of  $400,000 prior to inclusion in the Underlying Index. As of December 31, 2010, the
Underlying Index consisted of approximately 33 securities of companies with market capitalizations between approximately  $63 million and  $194.9 billion traded in Australia, Belgium, Canada, China, Denmark, France, Germany, Greece,
Hong Kong, Japan, Spain, Switzerland, Italy, the United Kingdom and the United
States. The Fund generally invests in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Energy Sector Risk. The Fund invests a significant portion of its assets in securities issued by companies in the energy sector. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Risks of Investing in the Wind Energy Industry. Companies in the wind energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general
economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy industry companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
45.68% (2nd Quarter 2009)       (25.23)% (2nd Quarter 2010)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Global Wind Energy Portfolio	Return Before Taxes	(35.63%)	(29.59%)	Jun 27, 2008
PowerShares Global Wind Energy Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(35.67%)	(29.65%)	Jun 27, 2008
PowerShares Global Wind Energy Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(23.16%)	(24.02%)	Jun 27, 2008
PowerShares Global Wind Energy Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	(4.00%)	Jun 27, 2008
PowerShares Global Wind Energy Portfolio NASDAQ OMX Clean Edge Global Wind Energy Index	NASDAQ OMX Clean Edge® Global Wind Energy Index (reflects no deduction for fees, expenses or taxes)	(34.62%)	28.01%	Jun 27, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Global Wind Energy Portfolio (Prospectus Summary) | PowerShares Global Wind Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Global Wind Energy Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the NASDAQ OMX
Clean Edge® Global Wind Energy Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio
securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund anticipates that the majority of its investments will be in securities that comprise the Underlying Index rather than in ADRs and GDRs. The
Fund will normally invest at least 80% of its total assets in securities of companies engaged in the wind energy industry. Companies engaged in the wind energy industry are companies that are primarily manufacturers, developers, distributors, installers, and users of energy derived from wind sources. The
Underlying Index is calculated and maintained by NASDAQ OMX (the "Index
Provider"). The Underlying Index may include companies in emerging markets countries. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of
 $100 million and a minimum three-month average daily trading volume of  $400,000 prior to inclusion in the Underlying Index. As of December 31, 2010, the
Underlying Index consisted of approximately 33 securities of companies with market capitalizations between approximately  $63 million and  $194.9 billion traded in Australia, Belgium, Canada, China, Denmark, France, Germany, Greece,
Hong Kong, Japan, Spain, Switzerland, Italy, the United Kingdom and the United
States. The Fund generally invests in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Energy Sector Risk. The Fund invests a significant portion of its assets in securities issued by companies in the energy sector. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Risks of Investing in the Wind Energy Industry. Companies in the wind energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general
economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy industry companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
45.68% (2nd Quarter 2009)       (25.23)% (2nd Quarter 2010)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Global Wind Energy Portfolio (Prospectus Summary) | PowerShares Global Wind Energy Portfolio | PowerShares Global Wind Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.23%)
PowerShares Global Wind Energy Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.00%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2008
PowerShares Global Wind Energy Portfolio | NASDAQ OMX Clean Edge Global Wind Energy Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ OMX Clean Edge® Global Wind Energy Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(34.62%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	28.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2008
PowerShares Global Wind Energy Portfolio | PowerShares Global Wind Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2009	rr_AnnualReturn2009	35.11%
Annual Return 2010	rr_AnnualReturn2010	(35.63%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(35.63%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(29.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2008
PowerShares Global Wind Energy Portfolio | PowerShares Global Wind Energy Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(35.67%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(29.65%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2008
PowerShares Global Wind Energy Portfolio | PowerShares Global Wind Energy Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.16%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(24.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2008

PowerShares MENA Frontier Countries Portfolio (Prospectus Summary) | PowerShares MENA Frontier Countries Portfolio
PowerShares MENA Frontier Countries Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the NASDAQ OMX
Middle East North Africa IndexSM (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares MENA Frontier Countries Portfolio
Management Fees (unitary management fee)		0.95%
Other Expenses		none
Total Annual Fund Operating Expenses		0.95%
Fee Waiver	[1]	0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.70%
[1]	The Adviser has agreed to waive 0.25% of its unitary management fee until April 20, 2012. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees to the level specified in the fee table. The costs under the three-, five- and ten-year examples reflect this waiver only for the first year.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares MENA Frontier Countries Portfolio	72	274	498	1,140

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund will normally invest at least 80% of its total assets in securities of companies that are domiciled in or principally traded in a Middle
East or North African ("MENA") frontier country. The Underlying Index is designed to measure the performance of the largest and most liquid securities of companies domiciled or principally traded in a frontier country in the MENA region. Frontier countries are countries that have smaller economies or less developed capital markets than traditional emerging markets. MENA frontier countries currently include Bahrain, Egypt, Jordan, Kuwait, Lebanon, Morocco,
Oman, Qatar, Saudi Arabia, Tunisia and the United Arab Emirates. However,
markets that have severe foreign investment restrictions or capital repatriation restrictions are excluded from the Underlying Index's eligible universe of MENA frontier countries. Currently, Saudi Arabia and Tunisia are excluded from the
Underlying Index's eligible universe. The countries that comprise Middle East and North African frontier countries may change from time to time, but the countries will continue to be domiciled or principally traded in the MENA region. The Underlying Index is calculated and maintained by NASDAQ OMX (the
"Index Provider"). As of December 31, 2010, the Underlying Index consisted of approximately 44 securities of companies with market capitalizations between
 $928 million and  $20.9 billion. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Risks of Investing In Frontier Emerging Markets Securities. Investment in
securities of companies in frontier emerging market countries involves risks not associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the
withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Investments in the securities of non-U.S. issuers are subject to the laws of the individual countries in which the securities are issued.

Governments of many frontier countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies. Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and, consequently, the value of certain securities held in the Fund's portfolio.

Geographic Risk. Funds that are less diversified across geographic regions or countries are generally riskier than more diversified funds. The economies and financial markets of certain regions, including the Middle East and Africa, can be interdependent and may all decline at the same time.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions partially for cash and partially in-kind, rather than primarily for in-kind securities because of the nature of the Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Participation Note Risk. Participation Notes ("P-notes") generally are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. The return on a P-note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However,
the holder of a P-note typically does not receive voting rights as it would if it directly owned the underlying security. P-notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subjects the Fund to counterparty risk.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and sells Creation Units partially for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of the Fund and the Underlying
Index may vary due to asset valuation differences and differences between the
Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
26.34% (2nd Quarter 2009)       (18.20)% (1st Quarter 2009)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares MENA Frontier Countries Portfolio	Return Before Taxes	11.18%	(19.90%)	Jul 7, 2008
PowerShares MENA Frontier Countries Portfolio After Taxes on Distributions	Return After Taxes on Distributions	10.51%	(20.25%)	Jul 7, 2008
PowerShares MENA Frontier Countries Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.26%	(16.65%)	Jul 7, 2008
PowerShares MENA Frontier Countries Portfolio MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	7.75%	(4.00%)	Jul 7, 2008
PowerShares MENA Frontier Countries Portfolio MSCI Emerging Markets IndexSM	MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)	18.88%	4.72%	Jul 7, 2008
PowerShares MENA Frontier Countries Portfolio NASDAQ OMX Middle East North Africa Index SM	NASDAQ OMX Middle East North Africa IndexSM (reflects no deduction for fees, expenses or taxes)	11.96%	(16.90%)	Jul 7, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares MENA Frontier Countries Portfolio (Prospectus Summary) | PowerShares MENA Frontier Countries Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares MENA Frontier Countries Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the NASDAQ OMX
Middle East North Africa IndexSM (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	139.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees to the level specified in the fee table. The costs under the three-, five- and ten-year examples reflect this waiver only for the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs") based on the securities in the Underlying
Index. The Fund will normally invest at least 80% of its total assets in securities of companies that are domiciled in or principally traded in a Middle
East or North African ("MENA") frontier country. The Underlying Index is designed to measure the performance of the largest and most liquid securities of companies domiciled or principally traded in a frontier country in the MENA region. Frontier countries are countries that have smaller economies or less developed capital markets than traditional emerging markets. MENA frontier countries currently include Bahrain, Egypt, Jordan, Kuwait, Lebanon, Morocco,
Oman, Qatar, Saudi Arabia, Tunisia and the United Arab Emirates. However,
markets that have severe foreign investment restrictions or capital repatriation restrictions are excluded from the Underlying Index's eligible universe of MENA frontier countries. Currently, Saudi Arabia and Tunisia are excluded from the
Underlying Index's eligible universe. The countries that comprise Middle East and North African frontier countries may change from time to time, but the countries will continue to be domiciled or principally traded in the MENA region. The Underlying Index is calculated and maintained by NASDAQ OMX (the
"Index Provider"). As of December 31, 2010, the Underlying Index consisted of approximately 44 securities of companies with market capitalizations between
 $928 million and  $20.9 billion. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Risks of Investing In Frontier Emerging Markets Securities. Investment in
securities of companies in frontier emerging market countries involves risks not associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the
withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Investments in the securities of non-U.S. issuers are subject to the laws of the individual countries in which the securities are issued.

Governments of many frontier countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies. Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and, consequently, the value of certain securities held in the Fund's portfolio.

Geographic Risk. Funds that are less diversified across geographic regions or countries are generally riskier than more diversified funds. The economies and financial markets of certain regions, including the Middle East and Africa, can be interdependent and may all decline at the same time.

Financial Services Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the financial services sector. The
Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions partially for cash and partially in-kind, rather than primarily for in-kind securities because of the nature of the Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Participation Note Risk. Participation Notes ("P-notes") generally are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. The return on a P-note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However,
the holder of a P-note typically does not receive voting rights as it would if it directly owned the underlying security. P-notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subjects the Fund to counterparty risk.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and sells Creation Units partially for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of the Fund and the Underlying
Index may vary due to asset valuation differences and differences between the
Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the
non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
26.34% (2nd Quarter 2009)       (18.20)% (1st Quarter 2009)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares MENA Frontier Countries Portfolio (Prospectus Summary) | PowerShares MENA Frontier Countries Portfolio | PowerShares MENA Frontier Countries Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-20
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.20%)
PowerShares MENA Frontier Countries Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.00%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2008
PowerShares MENA Frontier Countries Portfolio | MSCI Emerging Markets IndexSM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2008
PowerShares MENA Frontier Countries Portfolio | NASDAQ OMX Middle East North Africa Index SM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ OMX Middle East North Africa IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(16.90%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2008
PowerShares MENA Frontier Countries Portfolio | PowerShares MENA Frontier Countries Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.70%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,140
Annual Return 2009	rr_AnnualReturn2009	2.26%
Annual Return 2010	rr_AnnualReturn2010	11.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(19.90%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2008
PowerShares MENA Frontier Countries Portfolio | PowerShares MENA Frontier Countries Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(20.25%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2008
PowerShares MENA Frontier Countries Portfolio | PowerShares MENA Frontier Countries Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(16.65%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2008

[1]	The Adviser has agreed to waive 0.25% of its unitary management fee until April 20, 2012. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

PowerShares Ibbotson Alternative Completion Portfolio (Prospectus Summary) | PowerShares Ibbotson Alternative Completion Portfolio
PowerShares Ibbotson Alternative Completion Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the Ibbotson
Alternative Completion IndexTM* (the "Underlying Index").
[1]
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Ibbotson Alternative Completion Portfolio
Management Fees (unitary management fee)		0.25%
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.53%
Total Annual Fund Operating Expenses		0.78%
[1]	"Acquired Fund Fees and Expenses" sets forth the Fund's pro rata portion of the cumulative expenses charged by the Underlying ETFs (as defined herein) in which the Fund invests. These expenses are based on the total expense ratio of the Underlying ETFs disclosed in each Underlying ETF's most recent shareholder report. Since Acquired Fund Fees and Expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements with the result that the information presented in the table will differ from that presented in the Fund's financial highlights.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Ibbotson Alternative Completion Portfolio	80	249	433	966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index. The Fund is a "fund of funds," as it primarily invests its assets in the securities of funds included in the Underlying Index, but may also invest in exchange-traded notes ("ETNs") and equity and fixed-income securities included in the Underlying Index. The funds included in the Underlying Index are exchange-traded funds ("ETFs") advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities
(collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in
which the Fund invests are part of the same group of investment companies.

The Underlying Index is compiled and calculated by Ibbotson (the "Index
Provider"). The Index Provider uses a proprietary methodology to select
Underlying ETFs, ETNs and equity and fixed-income securities covering a group of asset classes and investment strategies that the Index Provider expects to have a low correlation, or different performance characteristics, to traditional asset classes. Any asset classes or investment strategies may be included in the
Underlying Index. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Fund of Funds Risk. The Fund's investment performance, because it is a fund of funds, largely depends on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the fees and expenses of the Underlying
ETFs in which it invests (including operating expenses and management fees).
There is a risk that the Index Provider's evaluations and assumptions regarding the asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times certain segments of the market represented by constituent Underlying ETFs in the Underlying Index may be out of
favor and underperform other segments.

Underlying ETFs Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying ETFs:

Credit Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of an Underlying ETF's portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

Non-Correlation Risk. An Underlying ETF may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF may incur costs in buying and selling securities and incur operating expenses not applicable to its underlying index. In addition, legal restrictions (such as tax diversification requirements that apply to the Underlying ETF but not to its underlying index) may result in differences between the Underlying ETF's portfolio and its underlying index. Furthermore, an Underlying ETF may not be fully invested at times, either as a result of cash flows into the Underlying
ETF or reserves of cash held by the Underlying ETF to meet redemptions and expenses.

Participation Note Risk. Participation notes ("P-notes") generally are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. The return on a P-note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-note typically does not receive voting rights as it would if it directly owned the underlying security. P-notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subjects Underlying ETFs holding P-notes to counterparty risk.

Cash Transaction Risk. Unlike most ETFs, certain Underlying ETFs currently intend to effect creations and redemptions principally or partially for cash, rather than principally for in-kind securities, because of the nature of such
Underlying ETFs' investments. As such, investments in shares of these Underlying
ETFs may be less tax efficient than investments in conventional ETFs.

Geographic Risk. Underlying ETFs that are less diversified across geographic regions or countries are generally riskier than more diversified funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time.

Concentration Risk. If an Underlying ETF is focused in an industry or group of industries, the value of shares of the Underlying ETF may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. Certain Underlying ETFs are non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase an Underlying ETF's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Underlying ETF's performance.

Replication Management Risk. The Underlying ETFs do not utilize investing strategies that seek returns in excess of their underlying indexes. Therefore, an Underlying ETF would not necessarily sell a security unless that security is removed from its underlying index.

Sampling Risk. Certain Underlying ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indexes. As a result, adverse developments respecting an issuer of securities held by the Underlying ETF may result in a greater decline in net asset value ("NAV") than would be the case if the Underlying ETF held all of the securities in its underlying index.

Valuation Risk. Because foreign exchanges may be open on days when an Underlying
ETF does not price its shares, the value of the non-U.S. securities in the
Underlying ETF's portfolio may change on days when shareholders, such as the
Fund, will not be able to purchase or sell the Underlying ETF's shares.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. An Underlying ETF is likely to have to replace such called security with a lower yielding security which would decrease the Underlying
ETF's net investment income.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an Underlying ETF owns a security that is deferring or omitting its distributions, it may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Micro Capitalization Company Risk. Micro capitalization companies tend to have less predictable earnings and revenues, and their shares tend to trade less frequently than larger capitalization companies. As a result, micro capitalization stocks involve substantially greater risks of loss and price fluctuations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain
Underlying ETFs will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact such Underlying ETFs'
returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks in addition to those associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing In Frontier Emerging Markets Securities. Investment in
securities in frontier emerging market countries involves risks in addition to those associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the withdrawal or nonrenewal of any license enabling certain Underlying ETFs to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Frontier emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets.
Investments in the securities of non-U.S. issuers are subject to the laws of the individual countries in which the securities are issued.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in
China. In addition, previously, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encouraged companies to invest or concentrate in particular industries, induced mergers between companies in certain industries and induced private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.

Currency Risk. Certain Underlying ETFs invest in securities from which much of the income received will be in foreign currencies. However, such an Underlying
ETF will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Underlying
ETF at the foreign exchange rates in effect on that date. Therefore, if the value of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Underlying ETF converts the foreign currencies to U.S. dollars, the Underlying ETF may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

Global Bonds Risk. Global bonds held by an Underlying ETF are subject to credit risk, market risk, interest rate risk and liquidity risk. In addition, they may be subject to risks beyond those associated with investments in U.S. securities.
Such risks include greater market volatility, less reliable financial information, higher transaction costs, taxation by foreign governments, decreased market liquidity and political instability.

Sovereign Debt Risk. Investments in sovereign debt securities involve the risk that the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest due to the extent of its foreign reserves, cash flow problems, political considerations, the relative size of the debt service burden to the economy as a whole or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payment of principal or interest, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor.

Emerging Markets Sovereign Debt Risk. Historically, certain government issuers in emerging markets have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. There can be no assurance that the securities in which an Underlying ETF invests will not be subject to restructuring arrangements or to requests for additional credit.

Writing Covered Call Option Risk. By writing covered call options, an Underlying
ETF will give up the opportunity to benefit from potential increases in the value of its underlying index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of its underlying index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, an Underlying ETF's ability to sell the underlying securities will be limited while the option is in effect unless the fund extinguishes the option position, through the purchase of an offsetting identical option prior to the expiration of the written option.

Agriculture Sector Risk. Companies involved in agriculture and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies.
Companies involved in agriculture and farming-related activities may be subject to the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities.

Basic Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Energy Sector Risk. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Financial Services Sector Risk. Companies in the financial services sector may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector;
financial services companies whose securities an Underlying ETF may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Gold and Precious Metals Industry Concentration Risk. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of gold and mining land. Markets therefore are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices.
The metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, environmental damage claims, commodity price volatility, changes in interest rates, imposition of import controls, increased competition, depletion of resources, technology developments, labor relations, world events and economic conditions.

Technology Sector Risk. The market value of securities issued by companies in the technology sector can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

U.S. Federal Income Tax Risk. Due to their investment strategies and certain
U.S. federal income tax elections, certain Underlying ETFs expect to be accounting for their gains or losses on their investments for federal income tax purposes on a daily mark-to-market basis. Generally, the mark-to-market gains and losses from the stock positions will be compared with the mark-to-market gains or losses from the call options on a daily basis; to the extent that there is more gain or loss from the stock positions, an Underlying ETF will have short term capital gain, which is generally taxed like ordinary income, or short term capital loss; to the extent there is more gain or loss from the call options, such gain will be 60% long term capital gain or loss and 40% short term capital gain. These rules also impose limits on the total percentage of gain for the tax year that can be characterized as long term capital gain and the percentage of loss for the tax year that can be characterized as short term capital loss. As a result of their
investment strategies, the applicable Underlying ETFs will not be able to designate a portion of their dividends as being eligible for lower rates of tax in the hands of non-corporate shareholders (dividends that are commonly referred to as "qualified dividend income") or as being eligible for the dividends received deduction when received by certain corporate shareholders. For these reasons, a significant portion of income received from such Underlying ETFs may be subject to tax at greater rates than would apply if the Underlying ETF were engaged in a different investment strategy. You should consult your tax advisors as to the tax consequences of the Fund acquiring, owning and disposing of shares in an Underlying ETF.

Risks of Investing in ETNs. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. An ETN's returns are generally linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. The
Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. Certain ETNs in which the Fund may invest may be linked to master limited partnerships ("MLPs"). An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), and whose partnership interests or "units" are traded on securities exchanges like shares of corporate stock. Investments linked to
MLPs are subject to certain risks inherent in the structure of MLPs, including
(i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv)
conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Moreover, the tax treatment of
ETNs is uncertain and the IRS could assert at any time that ETNs should be taxed in a manner that may adversely affect the Fund. In addition, you should note that the IRS and the U.S. Treasury Department have announced a review of the tax treatment of investments that have characteristics similar to ETNs. Accordingly, no assurance can be given that future tax legislation, regulations or other guidance may not change the tax treatment of the ETNs in an adverse manner.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the quarterly rebalancing of the
Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio
turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

Non-Diversified Fund Risk. In addition, the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
18.81% (2nd Quarter 2009)       (12.26)% (1st Quarter 2009)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same
character from other investments to offset any capital losses from the sale of
Shares. As a result, the Fund's returns after taxes on distributions and sale of
Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Prior to June 30, 2010, the Fund sought to replicate, before fees and expenses, the performance of an index called the "New Frontier Global Dynamic Growth
Index." The data in the chart below labeled as "Blended" is comprised of the performance of the prior index that the Fund sought to replicate from the time of the Fund's inception through June 29, 2010, and the performance of the
Underlying Index from June 30, 2010 through December 31, 2010.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Ibbotson Alternative Completion Portfolio	Return Before Taxes	10.37%	(6.51%)	May 16, 2008
PowerShares Ibbotson Alternative Completion Portfolio After Taxes on Distributions	Return After Taxes on Distributions	9.56%	(7.31%)	May 16, 2008
PowerShares Ibbotson Alternative Completion Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.73%	(5.97%)	May 16, 2008
PowerShares Ibbotson Alternative Completion Portfolio S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(1.83%)	May 16, 2008
PowerShares Ibbotson Alternative Completion Portfolio New Frontier Global Dynamic Growth Index TM	New Frontier Global Dynamic Growth IndexTM (reflects no deduction for fees, expenses or taxes)			May 16, 2008
PowerShares Ibbotson Alternative Completion Portfolio Ibbotson Alternative Completion Index TM	Ibbotson Alternative Completion IndexTM (reflects no deduction for fees, expenses or taxes)			May 16, 2008
PowerShares Ibbotson Alternative Completion Portfolio Blended – Ibbotson Alternative Completion Index TM	Blended - Ibbotson Alternative Completion IndexTM (reflects no deduction for fees, expenses or taxes)	13.50%	(4.94%)	May 16, 2008

"1 Year" and "Since Inception" performance for the New Frontier Global Dynamic
Growth IndexTM and the Ibbotson Alternative Completion IndexTM is not available because the New Frontier Global Dynamic Growth IndexTM ceased calculation and publication as of June 30, 2010, and the Ibbotson Alternative Completion IndexTM
did not commence calculation and publication until June 30, 2010.

[1]	Ibbotson Alternative Completion Index is a service mark of Ibbotson Associates ("Ibbotson") and has been licensed for use for certain purposes by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Ibbotson, and Ibbotson makes no representation regarding the advisability of investing in the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Ibbotson Alternative Completion Portfolio (Prospectus Summary) | PowerShares Ibbotson Alternative Completion Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Ibbotson Alternative Completion Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the Ibbotson
Alternative Completion IndexTM* (the "Underlying Index").
[1]
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index. The Fund is a "fund of funds," as it primarily invests its assets in the securities of funds included in the Underlying Index, but may also invest in exchange-traded notes ("ETNs") and equity and fixed-income securities included in the Underlying Index. The funds included in the Underlying Index are exchange-traded funds ("ETFs") advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities
(collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in
which the Fund invests are part of the same group of investment companies.

The Underlying Index is compiled and calculated by Ibbotson (the "Index
Provider"). The Index Provider uses a proprietary methodology to select
Underlying ETFs, ETNs and equity and fixed-income securities covering a group of asset classes and investment strategies that the Index Provider expects to have a low correlation, or different performance characteristics, to traditional asset classes. Any asset classes or investment strategies may be included in the
Underlying Index. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Fund of Funds Risk. The Fund's investment performance, because it is a fund of funds, largely depends on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the fees and expenses of the Underlying
ETFs in which it invests (including operating expenses and management fees).
There is a risk that the Index Provider's evaluations and assumptions regarding the asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times certain segments of the market represented by constituent Underlying ETFs in the Underlying Index may be out of
favor and underperform other segments.

Underlying ETFs Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying ETFs:

Credit Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of an Underlying ETF's portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

Non-Correlation Risk. An Underlying ETF may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF may incur costs in buying and selling securities and incur operating expenses not applicable to its underlying index. In addition, legal restrictions (such as tax diversification requirements that apply to the Underlying ETF but not to its underlying index) may result in differences between the Underlying ETF's portfolio and its underlying index. Furthermore, an Underlying ETF may not be fully invested at times, either as a result of cash flows into the Underlying
ETF or reserves of cash held by the Underlying ETF to meet redemptions and expenses.

Participation Note Risk. Participation notes ("P-notes") generally are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. The return on a P-note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-note typically does not receive voting rights as it would if it directly owned the underlying security. P-notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subjects Underlying ETFs holding P-notes to counterparty risk.

Cash Transaction Risk. Unlike most ETFs, certain Underlying ETFs currently intend to effect creations and redemptions principally or partially for cash, rather than principally for in-kind securities, because of the nature of such
Underlying ETFs' investments. As such, investments in shares of these Underlying
ETFs may be less tax efficient than investments in conventional ETFs.

Geographic Risk. Underlying ETFs that are less diversified across geographic regions or countries are generally riskier than more diversified funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time.

Concentration Risk. If an Underlying ETF is focused in an industry or group of industries, the value of shares of the Underlying ETF may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. Certain Underlying ETFs are non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase an Underlying ETF's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Underlying ETF's performance.

Replication Management Risk. The Underlying ETFs do not utilize investing strategies that seek returns in excess of their underlying indexes. Therefore, an Underlying ETF would not necessarily sell a security unless that security is removed from its underlying index.

Sampling Risk. Certain Underlying ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indexes. As a result, adverse developments respecting an issuer of securities held by the Underlying ETF may result in a greater decline in net asset value ("NAV") than would be the case if the Underlying ETF held all of the securities in its underlying index.

Valuation Risk. Because foreign exchanges may be open on days when an Underlying
ETF does not price its shares, the value of the non-U.S. securities in the
Underlying ETF's portfolio may change on days when shareholders, such as the
Fund, will not be able to purchase or sell the Underlying ETF's shares.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. An Underlying ETF is likely to have to replace such called security with a lower yielding security which would decrease the Underlying
ETF's net investment income.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an Underlying ETF owns a security that is deferring or omitting its distributions, it may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Micro Capitalization Company Risk. Micro capitalization companies tend to have less predictable earnings and revenues, and their shares tend to trade less frequently than larger capitalization companies. As a result, micro capitalization stocks involve substantially greater risks of loss and price fluctuations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain
Underlying ETFs will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact such Underlying ETFs'
returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks in addition to those associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing In Frontier Emerging Markets Securities. Investment in
securities in frontier emerging market countries involves risks in addition to those associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the withdrawal or nonrenewal of any license enabling certain Underlying ETFs to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Frontier emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets.
Investments in the securities of non-U.S. issuers are subject to the laws of the individual countries in which the securities are issued.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in
China. In addition, previously, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encouraged companies to invest or concentrate in particular industries, induced mergers between companies in certain industries and induced private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.

Currency Risk. Certain Underlying ETFs invest in securities from which much of the income received will be in foreign currencies. However, such an Underlying
ETF will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Underlying
ETF at the foreign exchange rates in effect on that date. Therefore, if the value of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Underlying ETF converts the foreign currencies to U.S. dollars, the Underlying ETF may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

Global Bonds Risk. Global bonds held by an Underlying ETF are subject to credit risk, market risk, interest rate risk and liquidity risk. In addition, they may be subject to risks beyond those associated with investments in U.S. securities.
Such risks include greater market volatility, less reliable financial information, higher transaction costs, taxation by foreign governments, decreased market liquidity and political instability.

Sovereign Debt Risk. Investments in sovereign debt securities involve the risk that the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest due to the extent of its foreign reserves, cash flow problems, political considerations, the relative size of the debt service burden to the economy as a whole or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payment of principal or interest, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor.

Emerging Markets Sovereign Debt Risk. Historically, certain government issuers in emerging markets have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. There can be no assurance that the securities in which an Underlying ETF invests will not be subject to restructuring arrangements or to requests for additional credit.

Writing Covered Call Option Risk. By writing covered call options, an Underlying
ETF will give up the opportunity to benefit from potential increases in the value of its underlying index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of its underlying index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, an Underlying ETF's ability to sell the underlying securities will be limited while the option is in effect unless the fund extinguishes the option position, through the purchase of an offsetting identical option prior to the expiration of the written option.

Agriculture Sector Risk. Companies involved in agriculture and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies.
Companies involved in agriculture and farming-related activities may be subject to the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities.

Basic Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Energy Sector Risk. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Financial Services Sector Risk. Companies in the financial services sector may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector;
financial services companies whose securities an Underlying ETF may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Gold and Precious Metals Industry Concentration Risk. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of gold and mining land. Markets therefore are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices.
The metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, environmental damage claims, commodity price volatility, changes in interest rates, imposition of import controls, increased competition, depletion of resources, technology developments, labor relations, world events and economic conditions.

Technology Sector Risk. The market value of securities issued by companies in the technology sector can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

U.S. Federal Income Tax Risk. Due to their investment strategies and certain
U.S. federal income tax elections, certain Underlying ETFs expect to be accounting for their gains or losses on their investments for federal income tax purposes on a daily mark-to-market basis. Generally, the mark-to-market gains and losses from the stock positions will be compared with the mark-to-market gains or losses from the call options on a daily basis; to the extent that there is more gain or loss from the stock positions, an Underlying ETF will have short term capital gain, which is generally taxed like ordinary income, or short term capital loss; to the extent there is more gain or loss from the call options, such gain will be 60% long term capital gain or loss and 40% short term capital gain. These rules also impose limits on the total percentage of gain for the tax year that can be characterized as long term capital gain and the percentage of loss for the tax year that can be characterized as short term capital loss. As a result of their
investment strategies, the applicable Underlying ETFs will not be able to designate a portion of their dividends as being eligible for lower rates of tax in the hands of non-corporate shareholders (dividends that are commonly referred to as "qualified dividend income") or as being eligible for the dividends received deduction when received by certain corporate shareholders. For these reasons, a significant portion of income received from such Underlying ETFs may be subject to tax at greater rates than would apply if the Underlying ETF were engaged in a different investment strategy. You should consult your tax advisors as to the tax consequences of the Fund acquiring, owning and disposing of shares in an Underlying ETF.

Risks of Investing in ETNs. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. An ETN's returns are generally linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. The
Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. Certain ETNs in which the Fund may invest may be linked to master limited partnerships ("MLPs"). An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), and whose partnership interests or "units" are traded on securities exchanges like shares of corporate stock. Investments linked to
MLPs are subject to certain risks inherent in the structure of MLPs, including
(i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv)
conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Moreover, the tax treatment of
ETNs is uncertain and the IRS could assert at any time that ETNs should be taxed in a manner that may adversely affect the Fund. In addition, you should note that the IRS and the U.S. Treasury Department have announced a review of the tax treatment of investments that have characteristics similar to ETNs. Accordingly, no assurance can be given that future tax legislation, regulations or other guidance may not change the tax treatment of the ETNs in an adverse manner.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the quarterly rebalancing of the
Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio
turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

Non-Diversified Fund Risk. In addition, the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	In addition, the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
18.81% (2nd Quarter 2009)       (12.26)% (1st Quarter 2009)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same
character from other investments to offset any capital losses from the sale of
Shares. As a result, the Fund's returns after taxes on distributions and sale of
Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Prior to June 30, 2010, the Fund sought to replicate, before fees and expenses, the performance of an index called the "New Frontier Global Dynamic Growth
Index." The data in the chart below labeled as "Blended" is comprised of the performance of the prior index that the Fund sought to replicate from the time of the Fund's inception through June 29, 2010, and the performance of the
Underlying Index from June 30, 2010 through December 31, 2010.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
"1 Year" and "Since Inception" performance for the New Frontier Global Dynamic
Growth IndexTM and the Ibbotson Alternative Completion IndexTM is not available because the New Frontier Global Dynamic Growth IndexTM ceased calculation and publication as of June 30, 2010, and the Ibbotson Alternative Completion IndexTM
did not commence calculation and publication until June 30, 2010.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Ibbotson Alternative Completion Portfolio (Prospectus Summary) | PowerShares Ibbotson Alternative Completion Portfolio | PowerShares Ibbotson Alternative Completion Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.26%)
PowerShares Ibbotson Alternative Completion Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.83%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Ibbotson Alternative Completion Portfolio | New Frontier Global Dynamic Growth Index TM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	New Frontier Global Dynamic Growth IndexTM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Ibbotson Alternative Completion Portfolio | Ibbotson Alternative Completion Index TM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Ibbotson Alternative Completion IndexTM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Ibbotson Alternative Completion Portfolio | Blended – Ibbotson Alternative Completion Index TM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended - Ibbotson Alternative Completion IndexTM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.94%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Ibbotson Alternative Completion Portfolio | PowerShares Ibbotson Alternative Completion Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	966
Annual Return 2009	rr_AnnualReturn2009	26.50%
Annual Return 2010	rr_AnnualReturn2010	10.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.51%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Ibbotson Alternative Completion Portfolio | PowerShares Ibbotson Alternative Completion Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.31%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Ibbotson Alternative Completion Portfolio | PowerShares Ibbotson Alternative Completion Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008

[1]	Ibbotson Alternative Completion Index is a service mark of Ibbotson Associates ("Ibbotson") and has been licensed for use for certain purposes by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not sponsored, endorsed, sold or promoted by Ibbotson, and Ibbotson makes no representation regarding the advisability of investing in the Fund.
[2]	"Acquired Fund Fees and Expenses" sets forth the Fund's pro rata portion of the cumulative expenses charged by the Underlying ETFs (as defined herein) in which the Fund invests. These expenses are based on the total expense ratio of the Underlying ETFs disclosed in each Underlying ETF's most recent shareholder report. Since Acquired Fund Fees and Expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements with the result that the information presented in the table will differ from that presented in the Fund's financial highlights.

PowerShares Riverfront Tactical Balanced Growth Portfolio (Prospectus Summary) | PowerShares Riverfront Tactical Balanced Growth Portfolio
PowerShares RiverFront Tactical Balanced Growth Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the RiverFront
Global Tactical Balanced Growth IndexTM* (the "Underlying Index").
[1]
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Riverfront Tactical Balanced Growth Portfolio
Management Fees (unitary management fee)		0.25%
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.50%
Total Annual Fund Operating Expenses		0.75%
[1]	"Acquired Fund Fees and Expenses" sets forth the Fund's pro rata portion of the cumulative expenses charged by the Underlying ETFs (as defined herein) in which the Fund invests. These expenses are based on the total expense ratio of the Underlying ETFs disclosed in each Underlying ETF's most recent shareholder report. Since Acquired Fund Fees and Expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements with the result that the information presented in the table will differ from that presented in the Fund's financial highlights.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Riverfront Tactical Balanced Growth Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 204% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Fund is a "fund of funds," as it primarily invests its assets in the securities of funds included in the Underlying Index, but may also invest in exchange-traded notes ("ETNs") and equity and fixed-income securities included in the Underlying Index. The funds included in the Underlying Index are exchange-traded funds ("ETFs") advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities
(collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in
which the Fund invests are part of the same group of investment companies.

The Underlying Index is compiled and calculated by RiverFront (the "Index
Provider"). The Index Provider uses a proprietary methodology to select
Underlying ETFs, ETNs and equity and fixed-income securities covering a combination of asset classes designed to maximize long-term returns for a given level of risk. The Underlying Index utilizes the Index Provider's proprietary and patented Price MattersTM optimization process designed to create an optimal combination of securities to maximize long-term returns based on a growth risk profile targeting approximately 80% equities and 20% fixed-income. The 80%
equity target consists of equity securities and Underlying ETFs whose underlying securities are U.S. equities, non-U.S. equities and commodities. The 20%
fixed-income target consists of fixed-income securities, ETNs and Underlying
ETFs whose underlying securities are fixed-income instruments or diversified baskets of currencies. RiverFront will depart from the targeted allocation range when it feels that certain sectors of the financial markets are over- or under-valued. The Fund generally invests in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Fund of Funds Risk. The Fund's investment performance, because it is a fund of funds, largely depends on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the expenses of the Underlying ETFs in which it invests
(including operating expenses and management fees). There is a risk that the
Index Provider's evaluations and assumptions regarding the asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times certain of the segments of the market represented by constituent Underlying ETFs in the Underlying Index may be out of
favor and underperform other segments.

Underlying ETFs Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying ETFs:

Credit Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of an Underlying ETF's portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an Underlying ETF may incur additional expenses to seek recovery.

Non-Correlation Risk. An Underlying ETF may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF may incur costs in buying and selling securities and incur operating expenses not applicable to its underlying index. In addition, legal restrictions (such as tax diversification requirements that apply to the Underlying ETF but not to its underlying index) may result in differences between the Underlying ETF's portfolio and its underlying index. Furthermore, an Underlying ETF may not be fully invested at times, either as a result of cash flows into the Underlying
ETF or reserves of cash held by the Underlying ETF to meet redemptions and expenses.

Cash Transaction Risk. Unlike most ETFs, certain Underlying ETFs currently intend to effect creations and redemptions principally or partially for cash, rather than principally for in-kind securities, because of the nature of such
Underlying ETFs' investments. As such, investments in shares of these Underlying
ETFs may be less tax efficient than investments in conventional ETFs.

Concentration Risk. If an Underlying ETF is focused in an industry or group of industries, the value of shares of the Underlying ETF may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Management Risk. Certain Underlying ETFs are subject to management risk because they are actively managed portfolios. In managing such an Underlying ETF's portfolio securities, an investment adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying ETF, but there can be no guarantee that these will produce the desired results.

Non-Diversified Fund Risk. Certain Underlying ETFs are non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase an Underlying ETF's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Underlying ETF's performance.

Replication Management Risk. Certain Underlying ETFs do not utilize investing strategies that seek returns in excess of their underlying indexes. Therefore, such an Underlying ETF would not necessarily sell a security unless that security is removed from its underlying index.

Sampling Risk. Certain Underlying ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indexes. As a result, adverse developments respecting an issuer of securities held by the Underlying ETF may result in a greater decline in net asset value ("NAV") than would be the case if the Underlying ETF held all of the securities in its underlying index.

Valuation Risk. Because foreign exchanges may be open on days when an Underlying
ETF does not price its shares, the value of the non-U.S. securities in the
Underlying ETF's portfolio may change on days when shareholders, such as the
Fund, will not be able to purchase or sell the Underlying ETF's shares.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. An Underlying ETF is likely to have to replace such called security with a lower yielding security which would decrease the Underlying
ETF's net investment income.

Risks of Investing in U.S. Treasury Futures. Certain Underlying ETFs may invest in futures contracts on U.S. Treasury securities to manage interest rate risk.
These futures contracts enable such Underlying ETFs to buy or sell a U.S.
Treasury security in the future at an agreed-upon price, and require special skills and knowledge of investment techniques. If an Underlying ETF enters into a futures contract on U.S. Treasury securities at the wrong time or judges market conditions incorrectly, the use of such derivatives may significantly reduce the Underlying ETF's return.

Mortgage-Backed and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

Tax Risk. There is no guarantee that the income of an Underlying ETF investing in tax exempt municipal securities will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after an Underlying ETF's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by an Underlying ETF to its
shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Variable Rate Debt Obligations Risk. There may not be an active secondary market with respect to particular variable rate instruments in which an Underlying ETF invests, which could make it difficult for the Underlying ETF to dispose of a variable rate instrument if the issuer and/or the remarketing agent defaulted on its payment obligation or during periods that the Underlying ETF is not entitled to exercise its demand rights, and the Underlying ETF could, for these or other reasons, suffer a loss with respect to such instruments.

Micro Capitalization Company Risk. Micro capitalization companies tend to have less predictable earnings and revenues, and their shares tend to trade less frequently than larger capitalization companies. As a result, micro capitalization stocks involve substantially greater risks of loss and price fluctuations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain
Underlying ETFs will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact such Underlying ETFs'
returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks in addition to those associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Currency Risk. Certain Underlying ETFs invest in securities from which much of the income received will be in foreign currencies. However, such an Underlying
ETF will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Underlying
ETF at the foreign exchange rates in effect on that date. Therefore, if the value of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Underlying ETF converts the foreign currencies to U.S. dollars, the Underlying ETF may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

Leverage Risk. Leverage may cause the portfolio of an Underlying ETF to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by an Underlying ETF.

Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid.

Basic Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Biotechnology/Genome Industry Concentration Risk. The biotechnology and genome industry can be significantly affected by patent considerations, including the termination of patent protections for their products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology and genome industry is an emerging growth industry, and therefore biotechnology and genome companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology and genome companies must contend with high development costs which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. In addition, these companies may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, labor relations and changes in consumer spending.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies is this sector are also affected by changes in government regulation, world events and economic conditions.

Energy Sector Risk. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Financial Services Sector Risk. Companies in the financial services sector may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a
disproportionate effect on the financial services sector; financial services companies whose securities an Underlying ETF may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Food and Beverage Industry Concentration Risk. The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, risks of product tampering and the availability and expense of liability insurance.

Gold and Precious Metals Industry Concentration Risk. Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of gold and mining land. Markets therefore are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices. The precious metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Healthcare Sector Risk. The market value of securities of issuers in the healthcare sector can be affected by factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, environmental damage claims, commodity price volatility, changes in interest rates, imposition of import controls, increased competition, depletion of resources, technology developments, labor relations, world events and economic conditions.

Insurance Industry Concentration Risk. Companies involved in the insurance industry can be significantly affected by many factors, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law. In addition, different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

Networking Industry Concentration Risk. The networking industry is rapidly evolving and can be significantly affected by corporate capital expenditure trends, competitive pressures such as the ability to attract and retain skilled employees and obsolescence due to rapid technological innovation or changing consumer preferences.

Oil and Gas Services Industry Concentration Risk. The profitability of companies in the oil services industry may be adversely affected by changes in worldwide energy prices, exploration and production spending. Companies in this industry are also affected by changes in government regulation, economic conditions, government regulation and world events in the regions that the companies operate
(e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations. Companies in the oil services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Pharmaceuticals Industry Concentration Risk. The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Software Industry Concentration Risk. The software industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to the continued demand for internet services.

Technology Sector Risk. The market value of securities issued by companies in the technology sector can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

Telecommunications Industry Concentration Risk. The telecommunications industry can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products.

Utilities Sector Risk. Issuers in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates charged to customers; costs associated with compliance with and changes in environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies;
effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete;
difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and potential impact of terrorist activities on the utilities industry and its customers and the impact of natural or man-made disasters. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

International Dividend AchieversTM Universe Risk. An Underlying ETF may invest in securities in the International Dividend AchieversTM universe (i.e., dividend paying stocks of non-U.S. companies comprising the International Dividend
AchieversTM Index). At times, the segment of the equity markets represented by the International Dividend AchieversTM universe may be out of favor and underperform other segments (e.g., growth stocks).

Risks of Investing in ETNs. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. An ETN's returns are generally linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. The
Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. Certain ETNs in which the Fund may invest may be linked to master limited partnerships ("MLPs"). An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986, as amended (the
"Internal Reveue Code"), and whose partnership interests or "units" are traded on securities exchanges like shares of corporate stock. Investments linked to
MLPs are subject to certain risks inherent in the structure of MLPs, including
(i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv)
conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Moreover, the tax treatment of
ETNs is uncertain and the IRS could assert at any time that ETNs should be taxed in a manner that may adversely affect the Fund. In addition, you should note that the IRS and the U.S. Treasury Department have announced a review of the tax treatment of investment that have characteristics similar to ETNs. Accordingly, no assurance can be given that future tax legislation, regulations or other guidance may not change the tax treatment of the ETNs in an adverse manner.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not
applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the monthly (or in some cases, weekly)
rebalancing of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100%
or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

Non-Diversified Fund Risk. In addition, the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
15.60% (2nd Quarter 2009)       (10.63)% (1st Quarter 2009)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Prior to June 30, 2010, the Fund sought to replicate, before fees and expenses, the performance of an index called the "New Frontier Global Dynamic Balanced
Growth Index." The data in the chart below labeled as "Blended" is comprised of the performance of the prior index that the Fund sought to replicate from the time of the Fund's inception through June 29, 2010, and the performance of the
Underlying Index from June 30, 2010 through December 31, 2010.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Riverfront Tactical Balanced Growth Portfolio	Return Before Taxes	12.57%	(4.27%)	May 16, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio After Taxes on Distributions	Return After Taxes on Distributions	12.00%	(5.09%)	May 16, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.16%	(4.11%)	May 16, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(1.83%)	May 16, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio New Frontier Global Dynamic Balanced Growth Index TM	New Frontier Global Dynamic Balanced Growth IndexTM (reflects no deduction for fees, expenses or taxes)			May 16, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio RiverFront Global Tactical Balanced Growth Index TM	RiverFront Global Tactical Balanced Growth IndexTM (reflects no deduction for fees, expenses or taxes)			May 16, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio Blended – RiverFront Global Tactical Balanced Growth Index TM	Blended - RiverFront Global Tactical Balanced Growth IndexTM (reflects no deduction for fees, expenses or taxes)	13.64%	(3.42%)	May 16, 2008

"1 Year" and "Since Inception" performance for the New Frontier Global Dynamic
Balanced Growth IndexTM and the RiverFront Global Tactical Balanced Growth
IndexTM is not available because the New Frontier Global Dynamic Balanced Growth
IndexTM ceased calculation and publication as of June 30, 2010, and the
RiverFront Global Tactical Balanced Growth IndexTM did not commence calculation and publication until June 30, 2010.

[1]	RiverFront Investment Group? is a trademark of RiverFront Investment Group, LLC ("RiverFront") and has been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). This Fund is not sponsored, endorsed, sold or promoted by RiverFront and RiverFront makes no representation regarding the advisability of investing in this Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Riverfront Tactical Balanced Growth Portfolio (Prospectus Summary) | PowerShares Riverfront Tactical Balanced Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares RiverFront Tactical Balanced Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the RiverFront
Global Tactical Balanced Growth IndexTM* (the "Underlying Index").
[1]
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 204% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	204.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Fund is a "fund of funds," as it primarily invests its assets in the securities of funds included in the Underlying Index, but may also invest in exchange-traded notes ("ETNs") and equity and fixed-income securities included in the Underlying Index. The funds included in the Underlying Index are exchange-traded funds ("ETFs") advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities
(collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in
which the Fund invests are part of the same group of investment companies.

The Underlying Index is compiled and calculated by RiverFront (the "Index
Provider"). The Index Provider uses a proprietary methodology to select
Underlying ETFs, ETNs and equity and fixed-income securities covering a combination of asset classes designed to maximize long-term returns for a given level of risk. The Underlying Index utilizes the Index Provider's proprietary and patented Price MattersTM optimization process designed to create an optimal combination of securities to maximize long-term returns based on a growth risk profile targeting approximately 80% equities and 20% fixed-income. The 80%
equity target consists of equity securities and Underlying ETFs whose underlying securities are U.S. equities, non-U.S. equities and commodities. The 20%
fixed-income target consists of fixed-income securities, ETNs and Underlying
ETFs whose underlying securities are fixed-income instruments or diversified baskets of currencies. RiverFront will depart from the targeted allocation range when it feels that certain sectors of the financial markets are over- or under-valued. The Fund generally invests in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Fund of Funds Risk. The Fund's investment performance, because it is a fund of funds, largely depends on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the expenses of the Underlying ETFs in which it invests
(including operating expenses and management fees). There is a risk that the
Index Provider's evaluations and assumptions regarding the asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times certain of the segments of the market represented by constituent Underlying ETFs in the Underlying Index may be out of
favor and underperform other segments.

Underlying ETFs Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying ETFs:

Credit Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of an Underlying ETF's portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an Underlying ETF may incur additional expenses to seek recovery.

Non-Correlation Risk. An Underlying ETF may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF may incur costs in buying and selling securities and incur operating expenses not applicable to its underlying index. In addition, legal restrictions (such as tax diversification requirements that apply to the Underlying ETF but not to its underlying index) may result in differences between the Underlying ETF's portfolio and its underlying index. Furthermore, an Underlying ETF may not be fully invested at times, either as a result of cash flows into the Underlying
ETF or reserves of cash held by the Underlying ETF to meet redemptions and expenses.

Cash Transaction Risk. Unlike most ETFs, certain Underlying ETFs currently intend to effect creations and redemptions principally or partially for cash, rather than principally for in-kind securities, because of the nature of such
Underlying ETFs' investments. As such, investments in shares of these Underlying
ETFs may be less tax efficient than investments in conventional ETFs.

Concentration Risk. If an Underlying ETF is focused in an industry or group of industries, the value of shares of the Underlying ETF may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Management Risk. Certain Underlying ETFs are subject to management risk because they are actively managed portfolios. In managing such an Underlying ETF's portfolio securities, an investment adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying ETF, but there can be no guarantee that these will produce the desired results.

Non-Diversified Fund Risk. Certain Underlying ETFs are non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase an Underlying ETF's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Underlying ETF's performance.

Replication Management Risk. Certain Underlying ETFs do not utilize investing strategies that seek returns in excess of their underlying indexes. Therefore, such an Underlying ETF would not necessarily sell a security unless that security is removed from its underlying index.

Sampling Risk. Certain Underlying ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indexes. As a result, adverse developments respecting an issuer of securities held by the Underlying ETF may result in a greater decline in net asset value ("NAV") than would be the case if the Underlying ETF held all of the securities in its underlying index.

Valuation Risk. Because foreign exchanges may be open on days when an Underlying
ETF does not price its shares, the value of the non-U.S. securities in the
Underlying ETF's portfolio may change on days when shareholders, such as the
Fund, will not be able to purchase or sell the Underlying ETF's shares.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. An Underlying ETF is likely to have to replace such called security with a lower yielding security which would decrease the Underlying
ETF's net investment income.

Risks of Investing in U.S. Treasury Futures. Certain Underlying ETFs may invest in futures contracts on U.S. Treasury securities to manage interest rate risk.
These futures contracts enable such Underlying ETFs to buy or sell a U.S.
Treasury security in the future at an agreed-upon price, and require special skills and knowledge of investment techniques. If an Underlying ETF enters into a futures contract on U.S. Treasury securities at the wrong time or judges market conditions incorrectly, the use of such derivatives may significantly reduce the Underlying ETF's return.

Mortgage-Backed and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

Tax Risk. There is no guarantee that the income of an Underlying ETF investing in tax exempt municipal securities will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after an Underlying ETF's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by an Underlying ETF to its
shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Variable Rate Debt Obligations Risk. There may not be an active secondary market with respect to particular variable rate instruments in which an Underlying ETF invests, which could make it difficult for the Underlying ETF to dispose of a variable rate instrument if the issuer and/or the remarketing agent defaulted on its payment obligation or during periods that the Underlying ETF is not entitled to exercise its demand rights, and the Underlying ETF could, for these or other reasons, suffer a loss with respect to such instruments.

Micro Capitalization Company Risk. Micro capitalization companies tend to have less predictable earnings and revenues, and their shares tend to trade less frequently than larger capitalization companies. As a result, micro capitalization stocks involve substantially greater risks of loss and price fluctuations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain
Underlying ETFs will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact such Underlying ETFs'
returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks in addition to those associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Currency Risk. Certain Underlying ETFs invest in securities from which much of the income received will be in foreign currencies. However, such an Underlying
ETF will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Underlying
ETF at the foreign exchange rates in effect on that date. Therefore, if the value of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Underlying ETF converts the foreign currencies to U.S. dollars, the Underlying ETF may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

Leverage Risk. Leverage may cause the portfolio of an Underlying ETF to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by an Underlying ETF.

Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid.

Basic Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Biotechnology/Genome Industry Concentration Risk. The biotechnology and genome industry can be significantly affected by patent considerations, including the termination of patent protections for their products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology and genome industry is an emerging growth industry, and therefore biotechnology and genome companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology and genome companies must contend with high development costs which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. In addition, these companies may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, labor relations and changes in consumer spending.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies is this sector are also affected by changes in government regulation, world events and economic conditions.

Energy Sector Risk. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Financial Services Sector Risk. Companies in the financial services sector may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a
disproportionate effect on the financial services sector; financial services companies whose securities an Underlying ETF may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Food and Beverage Industry Concentration Risk. The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, risks of product tampering and the availability and expense of liability insurance.

Gold and Precious Metals Industry Concentration Risk. Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of gold and mining land. Markets therefore are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices. The precious metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Healthcare Sector Risk. The market value of securities of issuers in the healthcare sector can be affected by factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, environmental damage claims, commodity price volatility, changes in interest rates, imposition of import controls, increased competition, depletion of resources, technology developments, labor relations, world events and economic conditions.

Insurance Industry Concentration Risk. Companies involved in the insurance industry can be significantly affected by many factors, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law. In addition, different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

Networking Industry Concentration Risk. The networking industry is rapidly evolving and can be significantly affected by corporate capital expenditure trends, competitive pressures such as the ability to attract and retain skilled employees and obsolescence due to rapid technological innovation or changing consumer preferences.

Oil and Gas Services Industry Concentration Risk. The profitability of companies in the oil services industry may be adversely affected by changes in worldwide energy prices, exploration and production spending. Companies in this industry are also affected by changes in government regulation, economic conditions, government regulation and world events in the regions that the companies operate
(e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations. Companies in the oil services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Pharmaceuticals Industry Concentration Risk. The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Software Industry Concentration Risk. The software industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to the continued demand for internet services.

Technology Sector Risk. The market value of securities issued by companies in the technology sector can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

Telecommunications Industry Concentration Risk. The telecommunications industry can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products.

Utilities Sector Risk. Issuers in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates charged to customers; costs associated with compliance with and changes in environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies;
effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete;
difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and potential impact of terrorist activities on the utilities industry and its customers and the impact of natural or man-made disasters. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

International Dividend AchieversTM Universe Risk. An Underlying ETF may invest in securities in the International Dividend AchieversTM universe (i.e., dividend paying stocks of non-U.S. companies comprising the International Dividend
AchieversTM Index). At times, the segment of the equity markets represented by the International Dividend AchieversTM universe may be out of favor and underperform other segments (e.g., growth stocks).

Risks of Investing in ETNs. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. An ETN's returns are generally linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. The
Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. Certain ETNs in which the Fund may invest may be linked to master limited partnerships ("MLPs"). An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986, as amended (the
"Internal Reveue Code"), and whose partnership interests or "units" are traded on securities exchanges like shares of corporate stock. Investments linked to
MLPs are subject to certain risks inherent in the structure of MLPs, including
(i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv)
conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Moreover, the tax treatment of
ETNs is uncertain and the IRS could assert at any time that ETNs should be taxed in a manner that may adversely affect the Fund. In addition, you should note that the IRS and the U.S. Treasury Department have announced a review of the tax treatment of investment that have characteristics similar to ETNs. Accordingly, no assurance can be given that future tax legislation, regulations or other guidance may not change the tax treatment of the ETNs in an adverse manner.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not
applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the monthly (or in some cases, weekly)
rebalancing of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100%
or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

Non-Diversified Fund Risk. In addition, the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	In addition, the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
15.60% (2nd Quarter 2009)       (10.63)% (1st Quarter 2009)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Prior to June 30, 2010, the Fund sought to replicate, before fees and expenses, the performance of an index called the "New Frontier Global Dynamic Balanced
Growth Index." The data in the chart below labeled as "Blended" is comprised of the performance of the prior index that the Fund sought to replicate from the time of the Fund's inception through June 29, 2010, and the performance of the
Underlying Index from June 30, 2010 through December 31, 2010.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
"1 Year" and "Since Inception" performance for the New Frontier Global Dynamic
Balanced Growth IndexTM and the RiverFront Global Tactical Balanced Growth
IndexTM is not available because the New Frontier Global Dynamic Balanced Growth
IndexTM ceased calculation and publication as of June 30, 2010, and the
RiverFront Global Tactical Balanced Growth IndexTM did not commence calculation and publication until June 30, 2010.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Riverfront Tactical Balanced Growth Portfolio (Prospectus Summary) | PowerShares Riverfront Tactical Balanced Growth Portfolio | PowerShares Riverfront Tactical Balanced Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.63%)
PowerShares Riverfront Tactical Balanced Growth Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.83%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio | New Frontier Global Dynamic Balanced Growth Index TM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	New Frontier Global Dynamic Balanced Growth IndexTM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio | RiverFront Global Tactical Balanced Growth Index TM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RiverFront Global Tactical Balanced Growth IndexTM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio | Blended – RiverFront Global Tactical Balanced Growth Index TM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended - RiverFront Global Tactical Balanced Growth IndexTM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.42%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio | PowerShares Riverfront Tactical Balanced Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2009	rr_AnnualReturn2009	21.96%
Annual Return 2010	rr_AnnualReturn2010	12.57%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.27%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio | PowerShares Riverfront Tactical Balanced Growth Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.09%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio | PowerShares Riverfront Tactical Balanced Growth Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008

[1]	RiverFront Investment Group? is a trademark of RiverFront Investment Group, LLC ("RiverFront") and has been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). This Fund is not sponsored, endorsed, sold or promoted by RiverFront and RiverFront makes no representation regarding the advisability of investing in this Fund.
[2]	"Acquired Fund Fees and Expenses" sets forth the Fund's pro rata portion of the cumulative expenses charged by the Underlying ETFs (as defined herein) in which the Fund invests. These expenses are based on the total expense ratio of the Underlying ETFs disclosed in each Underlying ETF's most recent shareholder report. Since Acquired Fund Fees and Expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements with the result that the information presented in the table will differ from that presented in the Fund's financial highlights.

PowerShares Riverfront Tactical Growth & Income Portfolio (Prospectus Summary) | PowerShares Riverfront Tactical Growth & Income Portfolio
PowerShares RiverFront Tactical Growth & Income Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the RiverFront
Global Tactical Balanced Growth & Income IndexTM* (the "Underlying Index").
[1]
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Riverfront Tactical Growth & Income Portfolio
Management Fees (unitary management fee)		0.25%
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.44%
Total Annual Fund Operating Expenses		0.69%
[1]	"Acquired Fund Fees and Expenses" sets forth the Fund's pro rata portion of the cumulative expenses charged by the Underlying ETFs (as defined herein) in which the Fund invests. These expenses are based on the total expense ratio of the Underlying ETFs disclosed in each Underlying ETF's most recent shareholder report. Since Acquired Fund Fees and Expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements with the result that the information presented in the table will differ from that presented in the Fund's financial highlights.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Riverfront Tactical Growth & Income Portfolio	70	221	384	859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Fund is a "fund of funds," as it primarily invests its assets in the securities of funds included in the Underlying Index, but may also invest in exchange-traded notes ("ETNs") and equity and fixed-income securities included in the Underlying Index. The funds included in the Underlying Index are exchange-traded funds ("ETFs") advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities
(collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in
which the Fund invests are part of the same group of investment companies.

The Underlying Index is compiled and calculated by RiverFront (the "Index
Provider"). The Index Provider uses a proprietary methodology to select
Underlying ETFs, ETNs and equity and fixed-income securities covering a combination of asset classes designed to maximize long-term returns. The
Underlying Index utilizes the Index Provider's proprietary and patented Price
MattersTM optimization process to create an optimal combination of securities to maximize long-term returns based on a growth risk profile targeting approximately 50% equities and 50% fixed-income. The 50% equity target consists of equity securities and Underlying ETFs whose underlying securities are U.S.
equities, non-U.S. equities and commodities. The 50% fixed-income target consists of fixed-income securities, ETNs and Underlying ETFs whose underlying securities are fixed-income instruments and diversified baskets of currencies.
RiverFront will depart from the targeted allocation range when it feels that certain sectors of the financial markets are over- or under-valued. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Fund of Funds Risk. The Fund's investment performance, because it is a fund of funds, largely depends on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund will indirectly pay a
proportional share of the expenses of the Underlying ETFs in which it invests
(including operating expenses and management fees). There is a risk that the
Index Provider's evaluations and assumptions regarding the asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times certain of the segments of the market represented by constituent Underlying ETFs in the Underlying Index may be out of
favor and underperform other segments.

Underlying ETFs Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying ETFs:

Credit Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of an Underlying ETF's portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an Underlying ETF may incur additional expenses to seek recovery.

Non-Correlation Risk. An Underlying ETF may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF may incur costs in buying and selling securities, and incur operating expenses not applicable to its underlying index. In addition, legal restrictions (such as tax diversification requirements that apply to the Underlying ETF but not to its underlying index) may result in differences between the Underlying ETF's portfolio and its underlying index. Furthermore, an Underlying ETF may not be fully invested at times, either as a result of cash flows into the Underlying
ETF or reserves of cash held by the Underlying ETF to meet redemptions and expenses.

Cash Transaction Risk. Unlike most ETFs, certain Underlying ETFs currently intend to effect creations and redemptions principally or partially for cash, rather than principally for in-kind securities, because of the nature of such
Underlying ETFs' investments. As such, investments in shares of these Underlying
ETFs may be less tax efficient than investments in conventional ETFs.

Concentration Risk. Certain Underlying ETFs may hold investments that are concentrated within any one industry or group of industries. If an Underlying
ETF is focused in an industry or group of industries, the value of shares of the
Underlying ETF may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Management Risk. Certain Underlying ETFs are subject to management risk because they are actively managed portfolios. In managing such an Underlying ETF's portfolio securities, an investment adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying ETF, but there can be no guarantee that these will produce the desired results.

Non-Diversified Fund Risk. In addition, certain Underlying ETFs are non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase an Underlying
ETF's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Underlying ETF's performance.

Replication Management Risk. Certain Underlying ETFs do not utilize investing strategies that seek returns in excess of their underlying indexes. Therefore, such an Underlying ETF would not necessarily sell a security unless that security is removed from its underlying index.

Sampling Risk. Certain Underlying ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indexes. As a result, adverse developments respecting an issuer of securities held by the Underlying ETF may result in a greater decline in net asset value ("NAV") than would be the case if the Underlying ETF held all of the securities in its underlying index.

Valuation Risk. Because foreign exchanges may be open on days when an Underlying
ETF does not price its shares, the value of the non-U.S. securities in the
Underlying ETF's portfolio may change on days when shareholders, such as the
Fund, will not be able to purchase or sell the Underlying ETF's shares.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. An Underlying ETF is likely to have to replace such called security with a lower yielding security which would decrease the Underlying
ETF's net investment income.

Risks of Investing in U.S. Treasury Futures. Certain Underlying ETFs may invest in futures contracts on U.S. Treasury securities to manage interest rate risk.
These futures contracts enable such Underlying ETFs to buy or sell a U.S.
Treasury security in the future at an agreed-upon price, and require special skills and knowledge of investment techniques. If an Underlying ETF enters into a futures contract on U.S. Treasury securities at the wrong time or judges market conditions incorrectly, the use of such derivatives may significantly reduce the Underlying ETF's return.

Mortgage-Backed and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

Risks of Investing in the Real Estate Industry. Investments in companies engaged in the real estate industry may be affected by economic, legal, cultural, environment or technological factors that affect the property values, rents or occupancies of real estate.

REIT Risk. The real estate investment trusts ("REITs") in which certain
Underlying ETFs will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Tax Risk. There is no guarantee that the income of an Underlying ETF investing in tax exempt municipal securities will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after an Underlying ETF's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by an Underlying ETF to its shareholders to be taxable to those shareholders in the year of receipt.
Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Variable Rate Debt Obligations Risk. There may not be an active secondary market with respect to particular variable rate instruments in which an Underlying ETF invests, which could make it difficult for the Underlying ETF to dispose of a variable rate instrument if the issuer and/or the remarketing agent defaulted on its payment obligation or during periods that the Underlying ETF is not entitled to exercise its demand rights, and the Underlying ETF could, for these or other reasons, suffer a loss with respect to such instruments.

Micro Capitalization Company Risk. Micro capitalization companies tend to have less predictable earnings and revenues, and their shares tend to trade less frequently than larger capitalization companies. As a result, micro capitalization stocks involve substantially greater risks of loss and price fluctuations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain
Underlying ETFs will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact such Underlying ETFs'
returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks in addition to those associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Currency Risk. Certain Underlying ETFs invest in securities from which much of the income received will be in foreign currencies. However, such an Underlying
ETF will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Underlying
ETF at the foreign exchange rates in effect on that date. Therefore, if the value of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Underlying ETF converts the foreign currencies to U.S. dollars, the Underlying ETF may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

Leverage Risk. Leverage may cause the portfolio of an Underlying ETF to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by an Underlying ETF.

Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid.

Banking Industry Concentration Risk. Issuers in the banking industry may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Underlying ETF may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that industry; and banks have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. In addition, these companies may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, labor relations and changes in consumer spending.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies is this sector are also affected by changes in government regulation, world events and economic conditions.

Energy Sector Risk. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls,
increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Financial Services Sector Risk. Companies in the financial services sector may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector;
financial services companies whose securities an Underlying ETF may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Gold and Precious Metals Industry Concentration Risk. Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of gold and mining land. Markets therefore are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices. The precious metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Healthcare Sector Risk. The market value of securities of issuers in the healthcare sector can be affected by factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, environmental damage claims, commodity price volatility, changes in interest rates, imposition of import controls, increased competition, depletion of resources, technology developments, labor relations, world events and economic conditions.

Insurance Industry Concentration Risk. Companies involved in the insurance industry can be significantly affected by many factors, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law. In addition, different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

Oil and Gas Services Industry Concentration Risk. The profitability of companies in the oil services industry may be adversely affected by changes in worldwide energy prices, exploration and production spending. Companies in this industry are also affected by changes in government regulation, economic conditions, government regulation and world events in the regions that the companies operate
(e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations. Companies in the oil services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Pharmaceuticals Industry Concentration Risk. The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Technology Sector Risk. The market value of securities of issuers in the technology sector can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

Dividend AchieversTM Universe Risk. An Underlying ETF may invest in securities in the Dividend AchieversTM universe (i.e., high yielding dividend paying stocks comprising the Mergent Dividend AchieversTM Index). At times, the segment of the equity markets represented by the Dividend AchieversTM universe may be out of favor and underperform other segments (e.g., growth stocks).

International Dividend AchieversTM Universe Risk. An Underlying ETF may invest in securities in the International Dividend AchieversTM universe (i.e., dividend paying stocks of non-U.S. companies comprising the International Dividend
AchieversTM Index). At times, the segment of the equity markets represented by the International Dividend AchieversTM universe may be out of favor and underperform other segments (e.g., growth stocks).

Risks of Investing in ETNs. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. An ETN's returns are generally linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. The
Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. Certain ETNs in which the Fund may invest may be linked to master limited partnerships ("MLPs"). An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), whose partnership
interests or "units" are traded on securities exchanges like shares of corporate stock. Investments linked to MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.
Moreover, the tax treatment of ETNs is uncertain and the IRS could assert at any time that ETNs should be taxed in a manner that may adversely affect the Fund.
In addition, you should note that the IRS and the U.S. Treasury Department have announced a review of the tax treatment of investment that have characteristics similar to ETNs. Accordingly, no assurance can be given that future tax legislation, regulations or other guidance may not change the tax treatment of the ETNs in an adverse manner.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the monthly (or in some cases, weekly)
rebalancing of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100%
or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

Non-Diversified Fund Risk. In addition, the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
12.55% (2nd Quarter 2009)       (9.05)% (1st Quarter 2009)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Prior to June 30, 2010, the Fund sought to replicate, before fees and expenses, the performance of an index called the "New Frontier Global Dynamic Balanced
Index." The data in the chart below labeled as "Blended" is comprised of the performance of the prior index that the Fund sought to replicate from the time of the Fund's inception through June 29, 2010, and the performance of the
Underlying Index from June 30, 2010 through December 31, 2010.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Riverfront Tactical Growth & Income Portfolio	Return Before Taxes	9.81%	(3.48%)	May 16, 2008
PowerShares Riverfront Tactical Growth & Income Portfolio After Taxes on Distributions	Return After Taxes on Distributions	9.04%	(4.41%)	May 16, 2008
PowerShares Riverfront Tactical Growth & Income Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.37%	(3.50%)	May 16, 2008
PowerShares Riverfront Tactical Growth & Income Portfolio S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(1.83%)	May 16, 2008
PowerShares Riverfront Tactical Growth & Income Portfolio New Frontier Global Dynamic Balanced Index TM	New Frontier Global Dynamic Balanced IndexTM (reflects no deduction for fees, expenses or taxes)			May 16, 2008
PowerShares Riverfront Tactical Growth & Income Portfolio RiverFront Global Tactical Balanced Growth & Income Index TM	RiverFront Global Tactical Balanced Growth & Income IndexTM (reflects no deduction for fees, expenses or taxes)			May 16, 2008
PowerShares Riverfront Tactical Growth & Income Portfolio Blended – RiverFront Global Tactical Balanced Growth & Income Index TM	Blended - RiverFront Global Tactical Balanced Growth & Income IndexTM (reflects no deduction for fees, expenses or taxes)	11.14%	(2.51%)	May 16, 2008

"1 Year" and "Since Inception" performance for the New Frontier Global Dynamic
Balanced IndexTM and the RiverFront Global Tactical Balanced Growth & Income
IndexTM is not available because the New Frontier Global Dynamic Balanced
IndexTM ceased calculation and publication as of June 30, 2010, and the
RiverFront Global Tactical Balanced Growth & Income IndexTM did not commence calculation and publication until June 30, 2010.

[1]	RiverFront Investment Group? is a trademark of RiverFront Investment Group, LLC ("RiverFront") and has been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). This Fund is not sponsored, endorsed, sold or promoted by RiverFront and RiverFront makes no representation regarding the advisability of investing in this Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares Riverfront Tactical Growth & Income Portfolio (Prospectus Summary) | PowerShares Riverfront Tactical Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares RiverFront Tactical Growth & Income Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the RiverFront
Global Tactical Balanced Growth & Income IndexTM* (the "Underlying Index").
[1]
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	162.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Fund is a "fund of funds," as it primarily invests its assets in the securities of funds included in the Underlying Index, but may also invest in exchange-traded notes ("ETNs") and equity and fixed-income securities included in the Underlying Index. The funds included in the Underlying Index are exchange-traded funds ("ETFs") advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities
(collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in
which the Fund invests are part of the same group of investment companies.

The Underlying Index is compiled and calculated by RiverFront (the "Index
Provider"). The Index Provider uses a proprietary methodology to select
Underlying ETFs, ETNs and equity and fixed-income securities covering a combination of asset classes designed to maximize long-term returns. The
Underlying Index utilizes the Index Provider's proprietary and patented Price
MattersTM optimization process to create an optimal combination of securities to maximize long-term returns based on a growth risk profile targeting approximately 50% equities and 50% fixed-income. The 50% equity target consists of equity securities and Underlying ETFs whose underlying securities are U.S.
equities, non-U.S. equities and commodities. The 50% fixed-income target consists of fixed-income securities, ETNs and Underlying ETFs whose underlying securities are fixed-income instruments and diversified baskets of currencies.
RiverFront will depart from the targeted allocation range when it feels that certain sectors of the financial markets are over- or under-valued. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Fund of Funds Risk. The Fund's investment performance, because it is a fund of funds, largely depends on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund will indirectly pay a
proportional share of the expenses of the Underlying ETFs in which it invests
(including operating expenses and management fees). There is a risk that the
Index Provider's evaluations and assumptions regarding the asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times certain of the segments of the market represented by constituent Underlying ETFs in the Underlying Index may be out of
favor and underperform other segments.

Underlying ETFs Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying ETFs:

Credit Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of an Underlying ETF's portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an Underlying ETF may incur additional expenses to seek recovery.

Non-Correlation Risk. An Underlying ETF may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF may incur costs in buying and selling securities, and incur operating expenses not applicable to its underlying index. In addition, legal restrictions (such as tax diversification requirements that apply to the Underlying ETF but not to its underlying index) may result in differences between the Underlying ETF's portfolio and its underlying index. Furthermore, an Underlying ETF may not be fully invested at times, either as a result of cash flows into the Underlying
ETF or reserves of cash held by the Underlying ETF to meet redemptions and expenses.

Cash Transaction Risk. Unlike most ETFs, certain Underlying ETFs currently intend to effect creations and redemptions principally or partially for cash, rather than principally for in-kind securities, because of the nature of such
Underlying ETFs' investments. As such, investments in shares of these Underlying
ETFs may be less tax efficient than investments in conventional ETFs.

Concentration Risk. Certain Underlying ETFs may hold investments that are concentrated within any one industry or group of industries. If an Underlying
ETF is focused in an industry or group of industries, the value of shares of the
Underlying ETF may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Management Risk. Certain Underlying ETFs are subject to management risk because they are actively managed portfolios. In managing such an Underlying ETF's portfolio securities, an investment adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying ETF, but there can be no guarantee that these will produce the desired results.

Non-Diversified Fund Risk. In addition, certain Underlying ETFs are non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase an Underlying
ETF's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Underlying ETF's performance.

Replication Management Risk. Certain Underlying ETFs do not utilize investing strategies that seek returns in excess of their underlying indexes. Therefore, such an Underlying ETF would not necessarily sell a security unless that security is removed from its underlying index.

Sampling Risk. Certain Underlying ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indexes. As a result, adverse developments respecting an issuer of securities held by the Underlying ETF may result in a greater decline in net asset value ("NAV") than would be the case if the Underlying ETF held all of the securities in its underlying index.

Valuation Risk. Because foreign exchanges may be open on days when an Underlying
ETF does not price its shares, the value of the non-U.S. securities in the
Underlying ETF's portfolio may change on days when shareholders, such as the
Fund, will not be able to purchase or sell the Underlying ETF's shares.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. An Underlying ETF is likely to have to replace such called security with a lower yielding security which would decrease the Underlying
ETF's net investment income.

Risks of Investing in U.S. Treasury Futures. Certain Underlying ETFs may invest in futures contracts on U.S. Treasury securities to manage interest rate risk.
These futures contracts enable such Underlying ETFs to buy or sell a U.S.
Treasury security in the future at an agreed-upon price, and require special skills and knowledge of investment techniques. If an Underlying ETF enters into a futures contract on U.S. Treasury securities at the wrong time or judges market conditions incorrectly, the use of such derivatives may significantly reduce the Underlying ETF's return.

Mortgage-Backed and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

Risks of Investing in the Real Estate Industry. Investments in companies engaged in the real estate industry may be affected by economic, legal, cultural, environment or technological factors that affect the property values, rents or occupancies of real estate.

REIT Risk. The real estate investment trusts ("REITs") in which certain
Underlying ETFs will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Tax Risk. There is no guarantee that the income of an Underlying ETF investing in tax exempt municipal securities will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after an Underlying ETF's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by an Underlying ETF to its shareholders to be taxable to those shareholders in the year of receipt.
Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Variable Rate Debt Obligations Risk. There may not be an active secondary market with respect to particular variable rate instruments in which an Underlying ETF invests, which could make it difficult for the Underlying ETF to dispose of a variable rate instrument if the issuer and/or the remarketing agent defaulted on its payment obligation or during periods that the Underlying ETF is not entitled to exercise its demand rights, and the Underlying ETF could, for these or other reasons, suffer a loss with respect to such instruments.

Micro Capitalization Company Risk. Micro capitalization companies tend to have less predictable earnings and revenues, and their shares tend to trade less frequently than larger capitalization companies. As a result, micro capitalization stocks involve substantially greater risks of loss and price fluctuations.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain
Underlying ETFs will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact such Underlying ETFs'
returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks in addition to those associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Currency Risk. Certain Underlying ETFs invest in securities from which much of the income received will be in foreign currencies. However, such an Underlying
ETF will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Underlying
ETF at the foreign exchange rates in effect on that date. Therefore, if the value of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Underlying ETF converts the foreign currencies to U.S. dollars, the Underlying ETF may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

Leverage Risk. Leverage may cause the portfolio of an Underlying ETF to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by an Underlying ETF.

Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid.

Banking Industry Concentration Risk. Issuers in the banking industry may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Underlying ETF may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that industry; and banks have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. In addition, these companies may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, labor relations and changes in consumer spending.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies is this sector are also affected by changes in government regulation, world events and economic conditions.

Energy Sector Risk. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls,
increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Financial Services Sector Risk. Companies in the financial services sector may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector;
financial services companies whose securities an Underlying ETF may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Gold and Precious Metals Industry Concentration Risk. Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of gold and mining land. Markets therefore are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices. The precious metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Healthcare Sector Risk. The market value of securities of issuers in the healthcare sector can be affected by factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, environmental damage claims, commodity price volatility, changes in interest rates, imposition of import controls, increased competition, depletion of resources, technology developments, labor relations, world events and economic conditions.

Insurance Industry Concentration Risk. Companies involved in the insurance industry can be significantly affected by many factors, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law. In addition, different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

Oil and Gas Services Industry Concentration Risk. The profitability of companies in the oil services industry may be adversely affected by changes in worldwide energy prices, exploration and production spending. Companies in this industry are also affected by changes in government regulation, economic conditions, government regulation and world events in the regions that the companies operate
(e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations. Companies in the oil services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Pharmaceuticals Industry Concentration Risk. The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Technology Sector Risk. The market value of securities of issuers in the technology sector can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

Dividend AchieversTM Universe Risk. An Underlying ETF may invest in securities in the Dividend AchieversTM universe (i.e., high yielding dividend paying stocks comprising the Mergent Dividend AchieversTM Index). At times, the segment of the equity markets represented by the Dividend AchieversTM universe may be out of favor and underperform other segments (e.g., growth stocks).

International Dividend AchieversTM Universe Risk. An Underlying ETF may invest in securities in the International Dividend AchieversTM universe (i.e., dividend paying stocks of non-U.S. companies comprising the International Dividend
AchieversTM Index). At times, the segment of the equity markets represented by the International Dividend AchieversTM universe may be out of favor and underperform other segments (e.g., growth stocks).

Risks of Investing in ETNs. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. An ETN's returns are generally linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. The
Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. Certain ETNs in which the Fund may invest may be linked to master limited partnerships ("MLPs"). An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), whose partnership
interests or "units" are traded on securities exchanges like shares of corporate stock. Investments linked to MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.
Moreover, the tax treatment of ETNs is uncertain and the IRS could assert at any time that ETNs should be taxed in a manner that may adversely affect the Fund.
In addition, you should note that the IRS and the U.S. Treasury Department have announced a review of the tax treatment of investment that have characteristics similar to ETNs. Accordingly, no assurance can be given that future tax legislation, regulations or other guidance may not change the tax treatment of the ETNs in an adverse manner.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the monthly (or in some cases, weekly)
rebalancing of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100%
or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

Non-Diversified Fund Risk. In addition, the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	In addition, the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
12.55% (2nd Quarter 2009)       (9.05)% (1st Quarter 2009)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Prior to June 30, 2010, the Fund sought to replicate, before fees and expenses, the performance of an index called the "New Frontier Global Dynamic Balanced
Index." The data in the chart below labeled as "Blended" is comprised of the performance of the prior index that the Fund sought to replicate from the time of the Fund's inception through June 29, 2010, and the performance of the
Underlying Index from June 30, 2010 through December 31, 2010.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
"1 Year" and "Since Inception" performance for the New Frontier Global Dynamic
Balanced IndexTM and the RiverFront Global Tactical Balanced Growth & Income
IndexTM is not available because the New Frontier Global Dynamic Balanced
IndexTM ceased calculation and publication as of June 30, 2010, and the
RiverFront Global Tactical Balanced Growth & Income IndexTM did not commence calculation and publication until June 30, 2010.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Riverfront Tactical Growth & Income Portfolio (Prospectus Summary) | PowerShares Riverfront Tactical Growth & Income Portfolio | PowerShares Riverfront Tactical Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.05%)
PowerShares Riverfront Tactical Growth & Income Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.83%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Riverfront Tactical Growth & Income Portfolio | New Frontier Global Dynamic Balanced Index TM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	New Frontier Global Dynamic Balanced IndexTM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Riverfront Tactical Growth & Income Portfolio | RiverFront Global Tactical Balanced Growth & Income Index TM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RiverFront Global Tactical Balanced Growth & Income IndexTM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Riverfront Tactical Growth & Income Portfolio | Blended – RiverFront Global Tactical Balanced Growth & Income Index TM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended - RiverFront Global Tactical Balanced Growth & Income IndexTM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.51%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Riverfront Tactical Growth & Income Portfolio | PowerShares Riverfront Tactical Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2009	rr_AnnualReturn2009	17.66%
Annual Return 2010	rr_AnnualReturn2010	9.81%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.48%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Riverfront Tactical Growth & Income Portfolio | PowerShares Riverfront Tactical Growth & Income Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.41%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008
PowerShares Riverfront Tactical Growth & Income Portfolio | PowerShares Riverfront Tactical Growth & Income Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.50%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2008

[1]	RiverFront Investment Group? is a trademark of RiverFront Investment Group, LLC ("RiverFront") and has been licensed for use by Invesco PowerShares Capital Management LLC (the "Adviser"). This Fund is not sponsored, endorsed, sold or promoted by RiverFront and RiverFront makes no representation regarding the advisability of investing in this Fund.
[2]	"Acquired Fund Fees and Expenses" sets forth the Fund's pro rata portion of the cumulative expenses charged by the Underlying ETFs (as defined herein) in which the Fund invests. These expenses are based on the total expense ratio of the Underlying ETFs disclosed in each Underlying ETF's most recent shareholder report. Since Acquired Fund Fees and Expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements with the result that the information presented in the table will differ from that presented in the Fund's financial highlights.

PowerShares CEF Income Composite Portfolio (Prospectus Summary) | PowerShares CEF Income Composite Portfolio
PowerShares CEF Income Composite Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S-Network
Composite Closed-End Fund IndexSM (the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares CEF Income Composite Portfolio
Management Fees (unitary management fee)		0.50%
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	1.12%
Total Annual Fund Operating Expenses		1.62%
[1]	"Acquired Fund Fees and Expenses" sets forth the Fund's pro rata portion of the cumulative expenses charged by the Underlying Funds (as defined herein) in which the Fund invests. These expenses are based on the total expense ratio of the Underlying Funds disclosed in each Underlying Fund's most recent shareholder report. Since Acquired Fund Fees and Expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements with the result that the information presented in the table will differ from that presented in the Fund's financial highlights.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares CEF Income Composite Portfolio	165	511	881	1,992

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From February 16, 2010 (commencement of operations) to October 31, 2010, the Fund's portfolio turnover rate was 29% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in securities of funds included in the Underlying Index. The Fund is a "fund of funds," as it invests its assets in the common shares of funds included in the Underlying Index rather than in individual securities.

The Underlying Index is compiled, maintained and calculated by S-Network Global
Indexes, LLC (the "Index Provider") and tracks the overall performance of a global universe of U.S.-listed closed-end funds that are organized under the laws of the United States selected by the Index Provider. As of December 31,
2010, the Underlying Index included 116 closed-end funds (the "Underlying
Funds"), of which approximately 44.4% of the Underlying Funds' total assets were invested in taxable investment grade fixed-income securities, approximately
20.3% of the Underlying Funds' total assets were invested in taxable high yield fixed-income securities and approximately 35.4% of the Underlying Funds' total assets were invested in taxable equity options. The Underlying Index may include closed-end funds that are advised by an affiliate of Invesco PowerShares Capital
Management LLC (the "Adviser").

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Fund of Funds Risk. The Fund's investment performance, because it is a fund of funds, largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the fees and expenses of the Underlying
Funds in which it invests including their investment advisory and administration fees, while continuing to pay its own unitary management fee. As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by constituent Underlying Funds in the Underlying Index may be out of favor and underperform other segments.

Investments in Closed-End Investment Companies. The shares of closed-end investment companies may trade at a discount or premium to, or at, their net asset value ("NAV").

The securities of closed-end investment companies in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end investment companies that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the
Fund's long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

The Fund is subject to provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), that limit the amount the Fund and its affiliates, in the aggregate, can invest in any one Underlying Fund to 3% of the Underlying
Fund's total outstanding stock. As a result, the Fund may hold a smaller position in an Underlying Fund than if it were not subject to this restriction.
To comply with provisions of the 1940 Act, on any matter upon which the
Underlying Fund shareholders are solicited to vote, the Adviser will vote
Underlying Fund shares in the same general proportion as shares held by other shareholders of the Underlying Fund.

Underlying Funds Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying Funds:

Interest Rate Risk. Fixed-income securities' prices generally fall as interest rates rise; conversely, fixed-income securities' prices generally rise as interest rates fall.

Credit Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of an Underlying
Fund's portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an Underlying Fund may incur additional expenses to seek recovery.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
Because the exercise of an index option is settled in cash, sellers of index call options cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. An Underlying
Fund will lose money if it is required to pay the purchaser of an index option the difference between the cash value of the index on which the option was written and the exercise price and such difference is greater than the premium received by the Underlying Fund for writing the option.

Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid.

Leverage Risk. Leverage may result from ordinary borrowings, or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the net asset value of the
Underlying Fund's Shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund.
Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an
Underlying Fund uses leverage, there can be no assurance that the Underlying
Fund's leverage strategy will be successful.

Counterparty Risk. To the extent that an Underlying Fund engages in derivative transactions, it will be subject to credit risk with respect to the counterparties. The Underlying Fund may obtain only a limited or no recovery or may experience significant delays in obtaining recovery under derivative contracts if a counterparty experiences financial difficulties and becomes bankrupt or otherwise fails to perform its obligations under a derivative contract.

Senior Loans Risk. Investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce an Underlying Fund's NAV and income distributions. In addition, an Underlying Fund may have to sell securities at lower prices than it otherwise would to meet cash needs or it may have to maintain a greater portion of its assets in cash equivalents than it otherwise would because of impairments and limited liquidity of the collateral supporting a senior loan, which could negatively affect the Underlying Fund's performance.

Foreign and Emerging Market Securities Risk. Fluctuations in the value of the
U.S. dollar relative to the values of other currencies may adversely affect investments in foreign and emerging market securities. Foreign and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers.
Foreign and emerging market securities are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.
Investments in foreign and emerging market securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Liquidity Risk. Closed-end funds are not limited in their ability to invest in illiquid securities. Securities with reduced liquidity involve greater risk than securities with more liquid markets. Market quotations for securities not traded on national exchanges may vary over time, and if the credit quality of a fixed-income security unexpectedly declines, secondary trading of that security may decline for a period of time. In the event that an Underlying Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Concentration Risk. If an Underlying Fund is focused in an industry or group of industries, the value of the Underlying Fund's shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Inflation Risk. The value of assets or income from investment will be worth less in the future as inflation decreases the value of money.

Deflation Risk. Prices throughout the economy may decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of an Underlying Fund's portfolio.

Mortgage-Backed and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.

Recent Developments in Financial Markets. Recent developments in the financial markets illustrate that the current environment is one of extraordinary and possibly unprecedented uncertainty. Conditions in U.S. markets and abroad have caused firms in the financial services sector to take significant losses. A significant decline in the value of an Underlying Fund's portfolio would likely result in a significant decline in the value of an investment in the Underlying
Fund.

Anti-Takeover Provisions Risk. The organizational documents of certain of the
Underlying Funds include provisions that could limit the ability of other entities or persons to acquire control of the Underlying Fund or to change the composition of its board, which could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Underlying Fund.

See "Additional Information About the Fund's Strategies and Risks - Risks
Associated with Investing in the Underlying Funds."

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions or cost constraints.

Sampling Risk. The Fund's use of a representative sampling approach may result in its holding a smaller number of securities than are in the Underlying Index.
As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the
Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund began operations as of February 16, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares CEF Income Composite Portfolio (Prospectus Summary) | PowerShares CEF Income Composite Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares CEF Income Composite Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of the index called the S-Network
Composite Closed-End Fund IndexSM (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. From February 16, 2010 (commencement of operations) to October 31, 2010, the Fund's portfolio turnover rate was 29% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in securities of funds included in the Underlying Index. The Fund is a "fund of funds," as it invests its assets in the common shares of funds included in the Underlying Index rather than in individual securities.

The Underlying Index is compiled, maintained and calculated by S-Network Global
Indexes, LLC (the "Index Provider") and tracks the overall performance of a global universe of U.S.-listed closed-end funds that are organized under the laws of the United States selected by the Index Provider. As of December 31,
2010, the Underlying Index included 116 closed-end funds (the "Underlying
Funds"), of which approximately 44.4% of the Underlying Funds' total assets were invested in taxable investment grade fixed-income securities, approximately
20.3% of the Underlying Funds' total assets were invested in taxable high yield fixed-income securities and approximately 35.4% of the Underlying Funds' total assets were invested in taxable equity options. The Underlying Index may include closed-end funds that are advised by an affiliate of Invesco PowerShares Capital
Management LLC (the "Adviser").

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Fund of Funds Risk. The Fund's investment performance, because it is a fund of funds, largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the fees and expenses of the Underlying
Funds in which it invests including their investment advisory and administration fees, while continuing to pay its own unitary management fee. As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by constituent Underlying Funds in the Underlying Index may be out of favor and underperform other segments.

Investments in Closed-End Investment Companies. The shares of closed-end investment companies may trade at a discount or premium to, or at, their net asset value ("NAV").

The securities of closed-end investment companies in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end investment companies that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the
Fund's long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

The Fund is subject to provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), that limit the amount the Fund and its affiliates, in the aggregate, can invest in any one Underlying Fund to 3% of the Underlying
Fund's total outstanding stock. As a result, the Fund may hold a smaller position in an Underlying Fund than if it were not subject to this restriction.
To comply with provisions of the 1940 Act, on any matter upon which the
Underlying Fund shareholders are solicited to vote, the Adviser will vote
Underlying Fund shares in the same general proportion as shares held by other shareholders of the Underlying Fund.

Underlying Funds Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying Funds:

Interest Rate Risk. Fixed-income securities' prices generally fall as interest rates rise; conversely, fixed-income securities' prices generally rise as interest rates fall.

Credit Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of an Underlying
Fund's portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an Underlying Fund may incur additional expenses to seek recovery.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
Because the exercise of an index option is settled in cash, sellers of index call options cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. An Underlying
Fund will lose money if it is required to pay the purchaser of an index option the difference between the cash value of the index on which the option was written and the exercise price and such difference is greater than the premium received by the Underlying Fund for writing the option.

Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid.

Leverage Risk. Leverage may result from ordinary borrowings, or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the net asset value of the
Underlying Fund's Shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund.
Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an
Underlying Fund uses leverage, there can be no assurance that the Underlying
Fund's leverage strategy will be successful.

Counterparty Risk. To the extent that an Underlying Fund engages in derivative transactions, it will be subject to credit risk with respect to the counterparties. The Underlying Fund may obtain only a limited or no recovery or may experience significant delays in obtaining recovery under derivative contracts if a counterparty experiences financial difficulties and becomes bankrupt or otherwise fails to perform its obligations under a derivative contract.

Senior Loans Risk. Investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce an Underlying Fund's NAV and income distributions. In addition, an Underlying Fund may have to sell securities at lower prices than it otherwise would to meet cash needs or it may have to maintain a greater portion of its assets in cash equivalents than it otherwise would because of impairments and limited liquidity of the collateral supporting a senior loan, which could negatively affect the Underlying Fund's performance.

Foreign and Emerging Market Securities Risk. Fluctuations in the value of the
U.S. dollar relative to the values of other currencies may adversely affect investments in foreign and emerging market securities. Foreign and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers.
Foreign and emerging market securities are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.
Investments in foreign and emerging market securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Liquidity Risk. Closed-end funds are not limited in their ability to invest in illiquid securities. Securities with reduced liquidity involve greater risk than securities with more liquid markets. Market quotations for securities not traded on national exchanges may vary over time, and if the credit quality of a fixed-income security unexpectedly declines, secondary trading of that security may decline for a period of time. In the event that an Underlying Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Concentration Risk. If an Underlying Fund is focused in an industry or group of industries, the value of the Underlying Fund's shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Inflation Risk. The value of assets or income from investment will be worth less in the future as inflation decreases the value of money.

Deflation Risk. Prices throughout the economy may decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of an Underlying Fund's portfolio.

Mortgage-Backed and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.

Recent Developments in Financial Markets. Recent developments in the financial markets illustrate that the current environment is one of extraordinary and possibly unprecedented uncertainty. Conditions in U.S. markets and abroad have caused firms in the financial services sector to take significant losses. A significant decline in the value of an Underlying Fund's portfolio would likely result in a significant decline in the value of an investment in the Underlying
Fund.

Anti-Takeover Provisions Risk. The organizational documents of certain of the
Underlying Funds include provisions that could limit the ability of other entities or persons to acquire control of the Underlying Fund or to change the composition of its board, which could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Underlying Fund.

See "Additional Information About the Fund's Strategies and Risks - Risks
Associated with Investing in the Underlying Funds."

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions or cost constraints.

Sampling Risk. The Fund's use of a representative sampling approach may result in its holding a smaller number of securities than are in the Underlying Index.
As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the
Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund began operations as of February 16, 2010, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations as of February 16, 2010, and therefore does not have a performance history for a full calendar year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares CEF Income Composite Portfolio | PowerShares CEF Income Composite Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,992

[1]	"Acquired Fund Fees and Expenses" sets forth the Fund's pro rata portion of the cumulative expenses charged by the Underlying Funds (as defined herein) in which the Fund invests. These expenses are based on the total expense ratio of the Underlying Funds disclosed in each Underlying Fund's most recent shareholder report. Since Acquired Fund Fees and Expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements with the result that the information presented in the table will differ from that presented in the Fund's financial highlights.